UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 29, 2008

Date of reporting period: February 29, 2008

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of February 29, 2008

	Average Annual Total Returns
	Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Short Treasury	5.29%	5.27%	5.37%	–	–	–	5.24%	5.27%	5.31%
Lehman 1-3 Year Treasury	9.20%	9.12%	9.21%	3.51%	3.48%	3.60%	3.60%	3.59%	3.71%
Lehman 3-7 Year Treasury	13.46%	13.25%	13.36%	–	–	–	12.72%	12.51%	12.63%
Lehman 7-10 Year Treasury	13.51%	13.10%	13.47%	4.94%	4.87%	4.93%	5.95%	5.88%	5.90%
Lehman 10-20 Year Treasury	11.19%	10.81%	11.19%	–	–	–	11.01%	10.63%	10.98%
Lehman 20+ Year Treasury	9.54%	9.03%	9.56%	5.74%	5.64%	5.81%	7.31%	7.21%	7.37%
Lehman TIPS	14.78%	14.54%	14.88%	–	–	–	6.71%	6.66%	6.88%

	Cumulative Total Returns
	Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Short Treasury	5.29%	5.27%	5.37%	–	–	–	6.05%	6.09%	6.15%
Lehman 1-3 Year Treasury	9.20%	9.12%	9.21%	18.81%	18.67%	19.31%	21.92%	21.84%	22.68%
Lehman 3-7 Year Treasury	13.46%	13.25%	13.36%	–	–	–	14.77%	14.53%	14.70%
Lehman 7-10 Year Treasury	13.51%	13.10%	13.47%	27.29%	26.83%	27.21%	38.25%	37.74%	37.94%
Lehman 10-20 Year Treasury	11.19%	10.81%	11.19%	–	–	–	12.77%	12.33%	12.77%
Lehman 20+ Year Treasury	9.54%	9.03%	9.56%	32.19%	31.59%	32.65%	48.53%	47.77%	49.09%
Lehman TIPS	14.78%	14.54%	14.88%	–	–	–	31.71%	31.44%	32.65%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury and iShares Lehman 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury and iShares Lehman 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2008 (the “reporting period”), the Fund returned 5.29%, while the Index returned 5.37%.

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	98.54%

Short-Term and Other Net Assets	1.46

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets

U.S. Treasury Notes, 4.63%, 03/31/08	16.22%

U.S. Treasury Notes, 5.63%, 05/15/08	12.45

U.S. Treasury Notes, 3.75%, 05/15/08	12.38

U.S. Treasury Notes, 2.63%, 05/15/08	11.81

U.S. Treasury Notes, 3.13%, 10/15/08	9.88

TOTAL	62.74%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 9.20%, while the Index returned 9.21%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	98.89%

Short-Term and Other Net Assets	1.11

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.88%, 08/15/09	6.97%

U.S. Treasury Notes, 4.50%, 05/15/10	6.80

U.S. Treasury Notes, 4.75%, 02/15/10	5.04

U.S. Treasury Notes, 3.88%, 07/15/10	4.84

U.S. Treasury Notes, 4.50%, 03/31/09	4.51

TOTAL	28.16%

The iShares Lehman 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 3-7 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 13.46%, while the Index returned 13.36%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.17%

Short-Term and Other Net Assets	0.83

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.88%, 07/31/11	24.68%

U.S. Treasury Notes, 4.88%, 02/15/12	16.04

U.S. Treasury Notes, 4.25%, 09/30/12	13.63

U.S. Treasury Notes, 4.25%, 08/15/14	12.31

U.S. Treasury Notes, 4.63%, 08/31/11	8.89

TOTAL	75.55%

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 13.51%, while the Index returned 13.47%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	98.93%

Short-Term and Other Net Assets	1.07

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.13%, 05/15/15	16.72%

U.S. Treasury Notes, 4.75%, 08/15/17	10.92

U.S. Treasury Notes, 4.88%, 08/15/16	10.80

U.S. Treasury Notes, 4.50%, 05/15/17	10.47

U.S. Treasury Notes, 4.63%, 02/15/17	9.81

TOTAL	58.72%

The iShares Lehman 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 10-20 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 11.19%, while the Index returned 11.19%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	98.96%

Short-Term and Other Net Assets	1.04

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Bonds, 8.88%, 02/15/19	22.60%

U.S. Treasury Bonds, 7.88%, 02/15/21	18.71

U.S. Treasury Bonds, 6.00%, 02/15/26	11.37

U.S. Treasury Bonds, 8.00%, 11/15/21	11.13

U.S. Treasury Bonds, 6.50%, 11/15/26	11.05

TOTAL	74.86%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 9.54%, while the Index returned 9.56%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.10%

Short-Term and Other Net Assets	0.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Bonds, 4.50%, 02/15/36	16.21%

U.S. Treasury Bonds, 5.38%, 02/15/31	13.57

U.S. Treasury Bonds, 6.25%, 05/15/30	13.09

U.S. Treasury Bonds, 4.75%, 02/15/37	12.76

U.S. Treasury Bonds, 5.00%, 05/15/37	10.94

TOTAL	66.57%

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 14.78%, while the Index returned 14.88%.

PORTFOLIO ALLOCATION As of 2/29/08

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.05%

Short-Term and Other Net Assets	0.95

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	7.20%

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	6.95

U.S. Treasury Inflation-Indexed Bonds, 0.88%, 04/15/10	6.50

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	6.17

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	6.02

TOTAL	32.84%

U.S. Treasury bonds advanced substantially during the reporting period as yields fell across the board. Shorter-term Treasury yields declined the most – the two-year Treasury note yield fell from 4.65% to 1.62% during the reporting period, while the 10-year Treasury bond yield declined from 4.56% to 3.51%. Nonetheless, intermediate – and long-term Treasury securities generated higher returns, possibly due to their greater sensitivity to interest rate changes.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

One factor that seems to have contributed to the advance in the Treasury bond market was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the Treasury market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid-2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short-term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%. Despite the Fed’s efforts, the uncertainty surrounding the economic environment and subprime concerns led investors to a “flight-to-quality” that boosted demand for Treasury bonds and other high-quality securities.

One factor that appears to have inhibited the performance of nominal Treasury bonds was a higher inflation rate. The consumer price index rose by 4.3% for the reporting period, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

The uptick in the inflation rate proved to be favorable for Treasury inflation-protected securities (“TIPS”), which outperformed nominal Treasury bonds for the reporting period. The inflation adjustments to the principal value of TIPS increased along with the rise in the consumer price index, boosting their overall returns. In addition, demand for TIPS picked up as the Fed’s rate cuts led to concerns that inflation could accelerate further.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® LEHMAN MUNICIPAL BOND FUNDS

Performance as of February 29, 2008

	Cumulative Total Returns
	Inception to 2/29/08

iSHARES BOND FUND	NAV	MARKET	INDEX

S&P California Municipal	(2.78)%	(1.56)%	(3.81)%
S&P National Municipal	(2.36)%	(2.16)%	(3.20)%
S&P New York Municipal	(2.20)%	(0.83)%	(3.17)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/7/07 for the iShares S&P National Municipal Bond Fund and 10/4/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (9/10/07 for the iShares S&P National Municipal Bond Fund; 10/5/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/29/08, the Funds did not have six months of performance and therefore line graphs are not presented.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MUNICIPAL BOND FUNDS

The iShares S&P California Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the California municipal bond sector of the U.S. municipal bond market as defined by the S&P California Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 4, 2007 (inception date of the Fund) through February 29, 2008, the Fund declined 2.78%, while the Index declined 3.81%.

BOND CREDIT QUALITY As of 02/29/08

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	52.26%

Aa2	9.82

Aa3	18.88

A1	14.51

A3	4.53

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured), 5.38%, 05/01/18	9.16%

California State, General Obligations Unlimited, Prerefunded 02/01/14, 5.00%, 02/01/33	6.11

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured), 5.00%, 08/01/32	5.08

Bakersfield Wastewater Revenue, Series A (FSA Insured), 5.00%, 09/15/32	4.84

University of California Revenue, Series O, Prerefunded 09/01/10 (FGIC Insured), 5.13%, 09/01/31	4.52

Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured), 5.00%, 08/01/17	4.42

University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured), 4.50%, 05/15/37	4.31

California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12, 5.38%, 05/01/17	4.03

California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured), 5.25%, 07/01/14	3.93

California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured), 5.50%, 05/01/16	3.68

TOTAL	50.08%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MUNICIPAL BOND FUNDS

The iShares S&P National Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the United States bond market as defined by the S&P National Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 7, 2007 (inception date of the Fund) through February 29, 2008 (the “reporting period”), the Fund declined 2.36%, while the Index declined 3.20%.

BOND CREDIT QUALITY As of 02/29/08

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	55.86%

Aa1	4.09

Aa2	13.00

Aa3	12.19

A1	10.71

A3	4.15

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

Oregon State Department of Administrative Services (FSA Insured), 5.00%, 09/01/11 (Oregon)	5.47%

North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12 (North Carolina)	4.65

Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured), 4.50%, 08/15/35 (Massachusetts)	4.22

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32 (Oregon)	3.93

Regional Transportation District Sales Tax Revenue, Series A (FSA Insured), 4.50%, 11/01/34 (Colorado)	3.70

New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor), 5.25%, 10/01/35 (New York)	3.69

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13 (North Carolina)	3.62

California State, General Obligations Unlimited, 5.00%, 06/01/17 (California)	3.20

Citizens Property Insurance Corp., Series A (MBIA Insured), 5.00%, 03/01/17 (Florida)	2.88

Chicago, General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured), 5.50%, 01/01/38 (Illinois)	2.48

TOTAL	37.84%

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MUNICIPAL BOND FUNDS

The iShares S&P New York Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the New York municipal bond sector of the U.S. municipal bond market as defined by the S&P New York Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 4, 2007 (inception date of the Fund) through February 29, 2008, the Fund declined 2.20%, while the Index declined 3.17%.

BOND CREDIT QUALITY As of 02/29/08

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	49.31%

Aa2	16.63

Aa3	14.41

A1	7.46

A3	9.51

Not Rated	2.68

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/29/08

Security	Percentage of Net Assets

Long Island Power Authority, Series A, Prerefunded 09/01/11, 5.38%, 09/01/25	13.66%

New York City Municipal Water Finance Authority, Series A, 5.00%, 06/15/39	9.69

New York State Dormitory Authority Revenues, Series A (FSA/FHA Insured), 5.25%, 08/15/15	8.20

New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured), 5.25%, 01/01/30	8.09

New York, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	5.30

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	5.23

New York State Thruway Authority, Highway & Bridge Trust Fund, Series B (FSA Insured), 5.00%, 04/01/15	4.93

Metropolitan Transportation Authority, Series B (AMBAC Insured), 5.00%, 11/15/30	4.90

New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A, 4.75%, 06/15/31	4.74

Port Authority of New York & New Jersey, 5.00%, 12/01/29	4.57

TOTAL	69.31%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MUNICIPAL BOND FUNDS

Municipal bonds declined during the reporting period, in contrast to the advance in the broad taxable bond market. Several factors appeared to have contributed to the decline in municipal bonds, including the condition of the subprime mortgage industry. Rising mortgage delinquencies and foreclosures in mid-2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. In the municipal market, the subprime concerns had a negative impact on companies that provide insurance for municipal bonds. Many bond insurers had direct exposure to subprime mortgages, and they began reporting losses on these holdings in late 2007. The subprime losses depleted their capital base, which in turn impaired their ability to back the bonds they insured. Consequently, many of the AAA-rated bond insurers were subsequently downgraded by the major credit rating firms.

The bond insurer downgrades sparked concerns about credit quality, which led to a decline in the municipal bond market in early 2008. Municipal bonds typically carry yields that are below the yields of Treasury bonds because the interest paid on municipal bonds is tax-free. However, the recent sell-off pushed municipal bond yields to levels above those of Treasury bonds.

The slowing U.S. economy also weighed on the municipal bond market. Weakness in the housing market, rising unemployment, and slower consumer spending appeared to contribute to a 0.6% annualized rate of economic growth in the fourth quarter of 2007. As economic activity waned, many states and municipalities began to see declining income and property tax revenues, putting additional downward pressure on the municipal market.

Most notably, the state of California, which had projected a $4 billion surplus for its 2008 fiscal year in August 2007, now faces a $16 billion budget shortfall because of lower-than-expected tax revenues. New York, whose economy and tax base rely in large part on the financial services hub on Wall Street in New York City, also experienced a reduction in tax revenues amid a downturn for many Wall Street financial firms.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Lehman Short Treasury Actual	$1,000.00	$1,025.10	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Lehman 1-3 Year Treasury Actual	1,000.00	1,060.00	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Lehman 3-7 Year Treasury Actual	1,000.00	1,098.10	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Lehman 7-10 Year Treasury Actual	1,000.00	1,104.20	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio		Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Lehman 10-20 Year Treasury Actual	$1,000.00	$1,093.40	0.15%		$0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15		0.75
Lehman 20+ Year Treasury Actual	1,000.00	1,087.20	0.15		0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15		0.75
Lehman TIPS Actual	1,000.00	1,119.20	0.20		1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20		1.01
S&P California Municipal Actual	1,000.00	972.20	0.25		1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25		1.26
S&P National Municipal Actual	1,000.00	976.40	0.25	[c]	1.18
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25		1.26
S&P New York Municipal Actual	1,000.00	978.00	0.25		1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25		1.26

[a]

Account values are based on a start date of September 7, 2007 (commencement of operations) for the iShares S&P National Municipal Bond Fund and a start date of October 4, 2007 (commencement of operations) for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds.

[b]

Except for the actual expenses of the iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares S&P National Municipal Bond Fund, which commenced operations on September 7, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (175 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds, which both commenced operations on October 4, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (148 days) and divided by the number of days in the year (366 days).

[c]	This ratio includes a 0.05% contractual investment advisory fee waiver in effect during the period.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN SHORT TREASURY BOND FUND

February 29, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 98.54%
U.S. Treasury Notes
2.63%, 05/15/08	$88,400,000	$88,506,089
3.13%, 10/15/08[a]	73,440,000	74,056,893
3.38%, 12/15/08	51,204,000	51,868,114
3.75%, 05/15/08[a]	92,480,000	92,815,709
4.13%, 08/15/08[a]	51,000,000	51,520,202
4.63%, 03/31/08[a]	121,380,000	121,611,828
4.88%, 04/30/08[a]	61,540,000	61,816,318
4.88%, 08/31/08[a]	30,600,000	31,049,515
5.13%, 06/30/08	71,400,000	72,161,125
5.63%, 05/15/08[a]	92,684,000	93,360,596

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $736,075,971)		738,766,389

SHORT-TERM INVESTMENTS – 39.31%

MONEY MARKET FUNDS – 39.31%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	2,274,538	2,274,538
BGI Cash Premier Fund LLC 3.63%[b,c,d]	292,423,900	292,423,900

		294,698,438

TOTAL SHORT-TERM INVESTMENTS (Cost: $294,698,438)		294,698,438

TOTAL INVESTMENTS IN SECURITIES – 137.85% (Cost: $1,030,774,409)		1,033,464,827

Other Assets, Less Liabilities – (37.85)%		(283,737,653)

NET ASSETS – 100.00%		$749,727,174

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 29, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 98.89%
U.S. Treasury Notes
2.13%, 01/31/10	$253,055,000	$255,390,708
2.63%, 03/15/09[a]	414,304,000	418,529,917
3.13%, 04/15/09[a]	381,348,000	388,082,602
3.13%, 11/30/09[a]	237,754,000	243,864,278
3.38%, 09/15/09	310,728,000	319,164,231
3.38%, 10/15/09	115,346,000	118,639,132
3.50%, 08/15/09[a]	297,781,000	306,038,452
3.50%, 12/15/09[a]	117,700,000	121,626,471
3.63%, 07/15/09[a]	214,214,000	220,231,267
3.63%, 01/15/10[a]	217,745,000	225,764,546
3.88%, 05/15/09[a]	223,630,000	229,744,064
3.88%, 05/15/10[a]	238,931,000	250,459,414
3.88%, 07/15/10[a]	455,499,000	478,934,442
3.88%, 09/15/10[a]	110,638,000	116,554,920
4.00%, 06/15/09[a]	324,852,000	334,990,664
4.00%, 03/15/10[a]	211,860,000	221,883,103
4.00%, 04/15/10[a]	189,497,000	198,678,131
4.13%, 08/15/10	110,638,000	117,036,192
4.25%, 10/15/10[a]	141,240,000	150,368,348
4.25%, 01/15/11	235,400,000	251,468,394
4.38%, 12/15/10[a]	235,400,000	251,882,706
4.50%, 03/31/09[a]	433,136,000	446,385,587
4.50%, 04/30/09[a]	376,640,000	389,234,849
4.50%, 05/15/10[a]	634,403,000	673,653,488
4.50%, 11/15/10[a]	188,320,000	201,839,495
4.63%, 07/31/09	203,621,000	212,228,060
4.63%, 11/15/09[a]	353,100,000	371,079,863
4.75%, 02/15/10[a]	470,800,000	498,897,353
4.88%, 05/15/09[a]	411,950,000	428,156,138
4.88%, 08/15/09[a]	659,120,000	690,454,552
5.00%, 02/15/11	258,940,000	282,565,706
5.75%, 08/15/10	111,815,000	122,639,810
6.50%, 02/15/10[a]	234,223,000	255,956,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,460,283,102)		9,792,423,433

Security	Shares	Value

SHORT-TERM INVESTMENTS – 45.59%

MONEY MARKET FUNDS – 45.59%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	64,284,975	$64,284,975
BGI Cash Premier Fund LLC 3.63%[b,c,d]	4,449,773,089	4,449,773,089

		4,514,058,064

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,514,058,064)		4,514,058,064

TOTAL INVESTMENTS IN SECURITIES – 144.48% (Cost: $13,974,341,166)		14,306,481,497

Other Assets, Less Liabilities – (44.48)%		(4,404,748,980)

NET ASSETS – 100.00%		$9,901,732,517

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

February 29, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.17%
U.S. Treasury Notes
4.00%, 02/15/15	$3,895,000	$4,132,790
4.25%, 09/30/12[a]	56,949,000	61,434,877
4.25%, 08/15/14[a]	51,373,000	55,489,001
4.25%, 11/15/14[a]	22,263,000	24,015,323
4.50%, 02/28/11	19,106,000	20,571,812
4.63%, 08/31/11[a]	36,859,000	40,036,247
4.63%, 07/31/12[a]	20,828,000	22,768,960
4.75%, 05/31/12[a]	6,150,000	6,750,855
4.75%, 05/15/14[a]	25,379,000	28,168,405
4.88%, 07/31/11[a]	101,639,000	111,199,155
4.88%, 02/15/12[a]	65,518,000	72,282,081

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $428,779,570)		446,849,506

SHORT-TERM INVESTMENTS – 46.52%

MONEY MARKET FUNDS – 46.52%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	5,376,893	5,376,893
BGI Cash Premier Fund LLC 3.63%[b,c,d]	204,247,776	204,247,776

		209,624,669

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,624,669)		209,624,669

TOTAL INVESTMENTS IN SECURITIES – 145.69% (Cost: $638,404,239)		656,474,175

Other Assets, Less Liabilities – (45.69)%		(205,886,603)

NET ASSETS – 100.00%		$450,587,572

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 29, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 98.93%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$74,347,000	$94,822,164
9.25%, 02/15/16[a]	120,400,000	170,284,136
9.88%, 11/15/15[a]	24,080,000	34,872,658
U.S. Treasury Notes
4.13%, 05/15/15[a]	428,022,000	456,344,202
4.25%, 08/15/15	121,002,000	129,766,180
4.25%, 11/15/17[a]	120,400,000	127,355,508
4.50%, 11/15/15[a]	39,732,000	43,216,895
4.50%, 02/15/16[a]	123,410,000	134,009,681
4.50%, 05/15/17[a]	265,181,000	285,777,603
4.63%, 11/15/16[a]	196,252,000	214,063,824
4.63%, 02/15/17[a]	245,917,000	267,697,874
4.75%, 08/15/17[a]	271,803,000	298,075,478
4.88%, 08/15/16[a]	265,783,000	294,745,382
5.13%, 05/15/16[a]	131,838,000	148,618,337

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,529,449,063)		2,699,649,922

SHORT-TERM INVESTMENTS – 46.58%

MONEY MARKET FUNDS – 46.58%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	35,398,066	35,398,066
BGI Cash Premier Fund LLC 3.63%[b,c,d]	1,235,734,291	1,235,734,291

		1,271,132,357

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,271,132,357)		1,271,132,357

TOTAL INVESTMENTS IN SECURITIES – 145.51% (Cost: $3,800,581,420)		3,970,782,279
Other Assets, Less Liabilities –(45.51)%		(1,241,890,575)

NET ASSETS – 100.00%		$2,728,891,704

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

February 29, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 98.96%
U.S. Treasury Bonds
6.00%, 02/15/26[a]	$11,198,000	$13,526,849
6.13%, 11/15/27[a]	4,180,000	5,144,577
6.25%, 08/15/23[a]	4,620,000	5,680,844
6.50%, 11/15/26	10,307,000	13,150,805
7.50%, 11/15/24[a]	5,500,000	7,636,695
7.63%, 02/15/25[a]	7,271,000	10,219,391
7.88%, 02/15/21	16,060,000	22,261,249
8.00%, 11/15/21[a]	9,405,000	13,242,992
8.88%, 02/15/19[a]	18,502,000	26,894,137

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $115,204,653)		117,757,539

SHORT-TERM INVESTMENTS – 27.80%

MONEY MARKET FUNDS – 27.80%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	2,074,123	2,074,123
BGI Cash Premier Fund LLC 3.63%[b,c,d]	31,010,422	31,010,422

		33,084,545

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,084,545)		33,084,545

TOTAL INVESTMENTS IN SECURITIES – 126.76% (Cost: $148,289,198)		150,842,084

Other Assets, Less Liabilities – (26.76)%		(31,839,459)

NET ASSETS – 100.00%		$119,002,625

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 29, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 99.10%
U.S. Treasury Bonds
4.38%, 02/15/38	$66,427,000	$65,969,980
4.50%, 02/15/36[a]	273,129,000	276,712,441
4.75%, 02/15/37[a]	206,702,000	217,969,318
5.00%, 05/15/37[a]	170,321,000	186,763,788
5.25%, 11/15/28	76,925,000	85,845,224
5.25%, 02/15/29[a]	129,777,000	144,902,508
5.38%, 02/15/31[a]	203,263,000	231,746,244
5.50%, 08/15/28[a]	110,410,000	126,920,722
6.13%, 08/15/29[a]	106,247,000	131,750,528
6.25%, 05/15/30[a]	176,837,000	223,468,922

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,707,721,633)		1,692,049,675

SHORT-TERM INVESTMENTS – 48.04%

MONEY MARKET FUNDS – 48.04%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	33,032,060	33,032,060
BGI Cash Premier Fund LLC 3.63%[b,c,d]	787,159,082	787,159,082

		820,191,142

TOTAL SHORT-TERM INVESTMENTS (Cost: $820,191,142)		820,191,142

TOTAL INVESTMENTS IN SECURITIES – 147.14% (Cost: $2,527,912,775)		2,512,240,817

Other Assets, Less Liabilities – (47.14)%		(804,877,279)

NET ASSETS – 100.00%		$1,707,363,538

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN TIPS BOND FUND

February 29, 2008

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.05%
U.S. Treasury Inflation-Indexed Bonds
0.88%, 04/15/10[a]	$404,536,449	$416,579,499
1.63%, 01/15/15[a]	318,274,693	337,107,007
1.63%, 01/15/18	116,502,120	122,308,586
1.75%, 01/15/28[a]	119,414,673	119,747,840
1.88%, 07/15/13[a]	334,876,455	362,641,061
1.88%, 07/15/15[a]	252,839,319	272,608,825
2.00%, 04/15/12[a]	90,207,222	97,687,205
2.00%, 01/15/14[a]	355,319,916	385,646,471
2.00%, 07/15/14[a]	304,926,573	331,662,535
2.00%, 01/15/16	248,399,020	269,309,250
2.00%, 01/15/26[a]	255,162,360	265,478,574
2.38%, 04/15/11[a]	288,965,405	312,588,326
2.38%, 01/15/17[a]	200,299,599	223,708,613
2.38%, 01/15/25[a]	420,811,619	461,125,371
2.38%, 01/15/27[a]	131,919,373	145,401,533
2.50%, 07/15/16[a]	235,667,195	265,486,166
2.63%, 07/15/17[a]	88,320,425	100,761,240
3.00%, 07/15/12[a]	350,218,689	395,673,573
3.38%, 01/15/12[a]	118,896,828	134,932,443
3.38%, 04/15/32[a]	79,751,709	106,504,419
3.50%, 01/15/11[a]	186,509,204	207,577,283
3.63%, 04/15/28[a]	281,430,003	370,398,470
3.88%, 04/15/29[a]	324,396,580	445,081,840
4.25%, 01/15/10[a]	180,607,673	197,440,308

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,932,531,186)		6,347,456,438

Security	Shares	Value

SHORT-TERM INVESTMENTS – 44.49%

MONEY MARKET FUNDS – 44.49%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	4,169,149	$4,169,149
BGI Cash Premier Fund LLC 3.63%[b,c,d]	2,846,723,290	2,846,723,290

		2,850,892,439

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,850,892,439)		2,850,892,439

TOTAL INVESTMENTS IN SECURITIES – 143.54% (Cost: $8,783,423,625)		9,198,348,877

Other Assets, Less Liabilities – (43.54)%		(2,789,960,042)

NET ASSETS – 100.00%		$6,408,388,835

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.70%

CALIFORNIA – 97.70%
Bakersfield Wastewater Revenue, Series A (FSA Insured) 5.00%, 09/15/32	$3,000,000	$2,887,500
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured) 5.00%, 08/01/17	2,540,000	2,637,562
Bay Area Toll Authority Bridge Revenue, Series F 5.00%, 04/01/31	2,050,000	1,979,131
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F 5.00%, 04/01/31	1,300,000	1,248,338
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured) 5.00%, 12/01/35	1,735,000	1,637,996
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) 5.50%, 05/01/15	1,000,000	1,061,290
California State Department of Water Resources Supply Revenue, Series A (FSA Insured) 5.25%, 05/01/11	500,000	531,705
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 5.38%, 05/01/17	2,200,000	2,403,126
5.88%, 05/01/16	1,000,000	1,111,710
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured) 5.38%, 05/01/18	5,000,000	5,461,650
5.50%, 05/01/16	2,000,000	2,194,360
California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured) 5.25%, 07/01/14	2,150,000	2,341,737

Security	Principal	Value
California State University Revenue, Series A (AMBAC Insured) 5.00%, 11/01/30	$535,000	$509,860
California State, General Obligations Unlimited 5.00%, 08/01/19	2,000,000	2,015,380
5.00%, 09/01/35	1,000,000	933,550
5.00%, 06/01/37	1,000,000	931,710
5.00%, 11/01/37	1,000,000	931,330
California State, General Obligations Unlimited, Prerefunded 02/01/14 5.00%, 02/01/33	3,395,000	3,643,955
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured) 5.00%, 08/01/37	1,300,000	1,236,573
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured) 5.00%, 08/01/32	3,200,000	3,030,656
Los Angeles Community College District, General Obligations Unlimited, Series A, Prerefunded 08/01/11 (MBIA Insured) 5.00%, 06/01/26	2,010,000	2,131,907
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Insured) 4.50%, 07/01/21	1,000,000	958,270
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured) 4.50%, 10/01/38	600,000	507,732
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured) 5.00%, 07/01/37	2,200,000	2,067,934

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A (MBIA Insured) 5.00%, 07/01/18	$1,385,000	$1,443,378
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (FSA Insured) 5.25%, 07/01/20	1,000,000	1,088,050
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (MBIA Insured) 5.00%, 01/01/28	1,500,000	1,613,940
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured) 4.75%, 07/01/19	2,000,000	2,035,020
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured) 4.50%, 11/01/31	1,000,000	881,690
4.75%, 11/01/36	600,000	547,476
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured) 4.50%, 05/15/37	3,000,000	2,569,980
University of California, Series O, Prerefunded 09/01/10 (FGIC Insured) 5.13%, 09/01/31	2,535,000	2,694,401
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured) 5.00%, 08/01/25	500,000	482,170
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured) 5.00%, 08/01/22	530,000	516,586

		58,267,653

TOTAL MUNICIPAL BONDS & NOTES (Cost: $61,005,018)		58,267,653

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.07%

MONEY MARKET FUNDS – 1.07%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares 2.60%[a]	637,131	$637,131

		637,131

TOTAL SHORT-TERM INVESTMENTS (Cost: $637,131)		637,131

TOTAL INVESTMENTS IN SECURITIES – 98.77% (Cost: $61,642,149)		58,904,784

Other Assets, Less Liabilities – 1.23%		733,071

NET ASSETS – 100.00%		$59,637,855

AMBAC – American Municipal Bond Assurance Corp.

Financial Group Inc.

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.17%

CALIFORNIA – 19.20%
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured) 5.00%, 08/01/17	$4,000,000	$4,153,640
California State Department of Veterans Affairs Home Purchase Revenue, Series A 4.60%, 12/01/28	800,000	670,496
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) 5.50%, 05/01/14	2,000,000	2,147,020
5.50%, 05/01/15	3,000,000	3,183,870
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 5.38%, 05/01/17	4,000,000	4,369,320
5.75%, 05/01/17	7,975,000	8,827,208
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured) 5.38%, 05/01/18	2,500,000	2,730,825
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured) 5.00%, 07/01/12	2,000,000	2,137,980
5.25%, 07/01/13	3,000,000	3,262,650
California State, General Obligations Unlimited 5.00%, 06/01/17	11,135,000	11,437,427
5.00%, 03/01/19	7,725,000	7,778,071
5.00%, 09/01/35	1,500,000	1,400,325
5.00%, 06/01/37	4,250,000	3,959,767
5.00%, 11/01/37	5,500,000	5,122,315

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A (MBIA Insured) 5.00%, 07/01/18	$5,000,000	$5,210,750
Southern California Public Power Authority Revenue, Series A, Prerefunded 07/01/13 (AMBAC Insured) 5.00%, 07/01/33	2,000,000	2,151,920

		68,543,584

COLORADO – 5.87%
Colorado Department of Transportation Revenue, Series B (FGIC Insured) 5.00%, 12/15/15	7,200,000	7,724,016
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured) 4.50%, 11/01/34	15,175,000	13,216,818

		20,940,834

DISTRICT OF COLUMBIA – 0.51%
District of Columbia Ballpark Revenue, Series B-1 (FGIC Insured) 5.00%, 02/01/31	2,000,000	1,822,020

		1,822,020

FLORIDA – 4.62%
Citizens Property Insurance Corp., Series A (MBIA Insured) 5.00%, 03/01/17	10,000,000	10,297,400
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA-IBC Insured) 5.00%, 07/01/12	5,900,000	6,194,882

		16,492,282

GEORGIA – 1.54%
Georgia State, General Obligations Unlimited, Series C 5.50%, 07/01/16	5,000,000	5,486,350

		5,486,350

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
HAWAII – 0.36%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured) 5.00%, 07/01/15	$1,200,000	$1,285,056

		1,285,056

ILLINOIS – 9.13%
Chicago Skyway Toll Bridge, Prerefunded 01/01/11 (AMBAC Insured) 5.50%, 01/01/31	5,500,000	5,909,365
Chicago, General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured) 5.50%, 01/01/38	8,255,000	8,869,420
Illinois State Toll Highway Authority, Series A-2 (FSA Insured) 5.00%, 01/01/31	5,000,000	5,388,050
Illinois State, General Obligations Unlimited, Series A 5.00%, 03/01/34	8,595,000	8,163,531
Illinois State, General Obligations Unlimited, Series B 5.00%, 03/01/13	4,000,000	4,271,960

		32,602,326

INDIANA – 1.12%
Indiana Finance Authority Highway Revenue, Series A (FGIC Insured) 4.50%, 12/01/24	4,450,000	3,998,102

		3,998,102

MARYLAND – 2.41%
Maryland State, General Obligations Unlimited, Series B 5.25%, 02/15/12	8,000,000	8,611,040

		8,611,040

Security	Principal	Value
MASSACHUSETTS – 7.84%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured) 4.50%, 08/15/35	$17,400,000	$15,059,352
Massachusetts State, General Obligations Limited, Series C (FSA Insured) 5.50%, 11/01/10	5,000,000	5,336,650
5.50%, 11/01/11	2,000,000	2,166,540
Massachusetts State, General Obligations Unlimited, Series A, Prerefunded 03/01/15 (FSA Insured) 5.00%, 03/01/23	4,000,000	4,313,200
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured) 5.00%, 11/01/25	1,115,000	1,108,455

		27,984,197

MISSOURI – 0.51%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Insured) 5.00%, 01/01/34	2,000,000	1,821,760

		1,821,760

NEW JERSEY – 4.38%
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.25%, 12/15/20	3,080,000	3,211,146
New Jersey Transportation Trust Fund Authority Revenue, Series A (FSA Insured) 4.25%, 12/15/22	8,500,000	7,813,455
New Jersey Transportation Trust Fund Authority Revenue, Series B (FGIC Insured) 5.25%, 12/15/12	4,300,000	4,627,703

		15,652,304

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
NEW YORK – 10.19%
Hudson Yards Infrastructure Corp. Revenue, Series A 5.00%, 02/15/47	$1,520,000	$1,366,799
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured) 4.50%, 02/15/47	1,600,000	1,380,112
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A 4.75%, 06/15/30	4,850,000	4,503,128
5.00%, 06/15/38	4,000,000	3,808,120
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D 5.00%, 06/15/38	7,200,000	6,854,616
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor) 5.25%, 10/01/35	13,650,000	13,167,746
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured) 5.25%, 01/01/30	5,000,000	5,292,550

		36,373,071

NORTH CAROLINA – 8.27%
North Carolina State, General Obligations Unlimited 5.00%, 03/01/12	15,545,000	16,597,552
North Carolina State, General Obligations Unlimited, Series B 5.00%, 04/01/13	12,000,000	12,924,840

		29,522,392

OREGON – 10.88%
Oregon State Department of Administrative Services (FSA Insured) 5.00%, 09/01/11	18,365,000	19,530,076

Security	Principal	Value
Oregon State Department of Transportation Highway User Tax Revenue, Series A 4.50%, 11/15/32	$3,725,000	$3,308,396
Oregon State, General Obligations Unlimited, Series A 4.50%, 08/01/32	15,815,000	14,013,513
Tri-County Metropolitan Transportation District (MBIA Insured) 4.00%, 05/01/14	2,000,000	1,998,060

		38,850,045

PENNSYLVANIA – 1.35%
Pennsylvania State Public School Building Authority, Series A (FSA Insured) 5.00%, 06/01/31	1,800,000	1,723,518
Pennsylvania State, General Obligations Unlimited 5.25%, 02/01/09	3,000,000	3,078,570

		4,802,088

PUERTO RICO – 2.90%
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured) 5.25%, 07/01/36	3,175,000	3,160,840
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/25	7,275,000	7,194,320

		10,355,160

TENNESSEE – 1.41%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C 5.00%, 02/01/19	5,275,000	5,038,258

		5,038,258

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 29, 2008

Security	Shares or Principal	Value
TEXAS – 4.01%
San Antonio, Texas Electric & Gas Revenue 5.00%, 02/01/32	$5,335,000	$5,056,886
Texas State, General Obligations Unlimited 4.50%, 04/01/33	5,000,000	4,441,850
Texas State, General Obligations Unlimited, Series A 5.00%, 04/01/33	5,000,000	4,819,800

		14,318,536

UTAH – 1.67%
Utah State, General Obligations Unlimited, Series B 5.38%, 07/01/10	5,635,000	5,964,986

		5,964,986

TOTAL MUNICIPAL BONDS & NOTES (Cost: $366,485,625)		350,464,391

SHORT-TERM INVESTMENTS – 0.55%

MONEY MARKET FUNDS – 0.55%
Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio, Institutional Shares 2.94%[a]	1,945,492	1,945,492

		1,945,492

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,945,492)		1,945,492

TOTAL INVESTMENTS IN SECURITIES – 98.72% (Cost: $368,431,117)		352,409,883

Other Assets, Less Liabilities – 1.28%		4,572,986

NET ASSETS – 100.00%		$356,982,869

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

IBC – Insured Bond Certificates

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

February 29, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.51%

NEW YORK – 97.51%
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured) 4.50%, 02/15/47	$1,000,000	$862,569
Long Island Power Authority, Series A (AMBAC Insured) 5.50%, 12/01/11	750,000	802,777
Long Island Power Authority, Series A, Prerefunded 09/01/11 5.38%, 09/01/25	2,500,000	2,680,425
Metropolitan Transportation Authority, Series A, Prerefunded 11/15/11 (FGIC Insured) 5.00%, 11/15/31	500,000	531,415
Metropolitan Transportation Authority, Series B (AMBAC Insured) 5.00%, 11/15/30	1,000,000	960,570
New York City Industrial Development Agency Revenue, Yankee Stadium (FGIC Insured) 4.50%, 03/01/39	1,000,000	852,910
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD 4.75%, 06/15/36	250,000	228,238
New York City Municipal Water Finance Authority, Series A 5.00%, 06/15/39	2,000,000	1,900,760
New York City Transitional Finance Authority Revenue, Series B 5.00%, 11/01/21	250,000	254,438
New York City Transitional Finance Authority Revenue, Subseries A-1 5.00%, 08/01/20	1,000,000	1,025,810
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor) 5.25%, 10/01/35	800,000	771,736

Security	Principal	Value
New York State Dormitory Authority Revenues, Series A (FSA/FHA Insured) 5.25%, 08/15/15	$1,500,000	$1,608,720
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A 4.75%, 06/15/31	1,000,000	930,630
New York State Thruway Authority, Highway & Bridge Trust Fund, Series B (FSA Insured) 5.00%, 04/01/15	900,000	967,113
New York State Urban Development Corp., Correctional & Youth Facilities, Series A 5.25%, 01/01/21	500,000	510,905
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured) 5.25%, 01/01/30	1,500,000	1,587,765
New York, General Obligations Unlimited, Series A-1 5.00%, 08/01/17	1,000,000	1,039,650
New York, General Obligations Unlimited, Series J, Prerefunded 06/01/13 5.25%, 06/01/28	660,000	717,446
Port Authority of New York & New Jersey 5.00%, 12/01/29	925,000	896,307

		19,130,184

TOTAL MUNICIPAL BONDS & NOTES (Cost: $19,881,769)		19,130,184

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.25%

MONEY MARKET FUNDS – 1.25%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares 2.54%[a]	244,389	$244,389

		244,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $244,389)		244,389

TOTAL INVESTMENTS IN SECURITIES – 98.76% (Cost: $20,126,158)		19,374,573
Other Assets, Less Liabilities – 1.24%		243,947

NET ASSETS – 100.00%		$19,618,520

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2008

	iShares Lehman
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$736,075,971	$9,460,283,102	$428,779,570	$2,529,449,063
Affiliated issuers (Note 2)	294,698,438	4,514,058,064	209,624,669	1,271,132,357

Total cost of investments	$1,030,774,409	$13,974,341,166	$638,404,239	$3,800,581,420

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$738,766,389	$9,792,423,433	$446,849,506	$2,699,649,922
Affiliated issuers (Note 2)	294,698,438	4,514,058,064	209,624,669	1,271,132,357

Total value of investments	1,033,464,827	14,306,481,497	656,474,175	3,970,782,279
Receivables:
Investment securities sold	–	709,853,002	–	241,641,732
Interest	8,665,006	88,494,168	2,548,176	20,743,657
Capital shares sold	98,300	52,029	–	–

Total Assets	1,042,228,133	15,104,880,696	659,022,351	4,233,167,668

LIABILITIES
Payables:
Investment securities purchased	–	752,219,964	4,139,419	267,637,382
Collateral for securities on loan (Note 5)	292,423,900	4,449,773,089	204,247,776	1,235,734,291
Capital shares redeemed	–	–	–	571,893
Investment advisory fees (Note 2)	77,059	1,155,126	47,584	332,398

Total Liabilities	292,500,959	5,203,148,179	208,434,779	1,504,275,964

NET ASSETS	$749,727,174	$9,901,732,517	$450,587,572	$2,728,891,704

Net assets consist of:
Paid-in capital	$745,060,181	$9,554,876,862	$431,666,255	$2,565,376,838
Undistributed net investment income	1,957,752	43,945,980	900,688	10,950,252
Undistributed net realized gain (accumulated net realized loss)	18,823	(29,230,656)	(49,307)	(17,636,245)
Net unrealized appreciation	2,690,418	332,140,331	18,069,936	170,200,859

NET ASSETS	$749,727,174	$9,901,732,517	$450,587,572	$2,728,891,704

Shares outstanding[b]	6,800,000	117,700,000	4,100,000	30,100,000

Net asset value per share	$110.25	$84.13	$109.90	$90.66

[a]	Securities on loan with market values of $282,684,740, $4,339,189,336, $200,493,098 and $1,215,803,383, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2008

	iShares Lehman			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$115,204,653	$1,707,721,633	$5,932,531,186	$61,642,149
Affiliated issuers (Note 2)	33,084,545	820,191,142	2,850,892,439	–

Total cost of investments	$148,289,198	$2,527,912,775	$8,783,423,625	$61,642,149

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$117,757,539	$1,692,049,675	$6,347,456,438	$58,904,784
Affiliated issuers (Note 2)	33,084,545	820,191,142	2,850,892,439	–

Total value of investments	150,842,084	2,512,240,817	9,198,348,877	58,904,784
Receivables:
Investment securities sold	–	51,465,261	29,853,080	–
Due from custodian (Note 4)	–	5,646,403	–	–
Interest	823,676	9,518,400	27,835,179	743,306
Capital shares sold	204,868	311,129	12,726	–

Total Assets	151,870,628	2,579,182,010	9,256,049,862	59,648,090

LIABILITIES
Payables:
Investment securities purchased	1,843,704	79,663,575	–	–
Collateral for securities on loan (Note 5)	31,010,422	787,159,082	2,846,723,290	–
Capital shares redeemed	–	4,779,774	–	–
Investment advisory fees (Note 2)	13,877	216,041	937,737	10,235

Total Liabilities	32,868,003	871,818,472	2,847,661,027	10,235

NET ASSETS	$119,002,625	$1,707,363,538	$6,408,388,835	$59,637,855

Net assets consist of:
Paid-in capital	$116,238,416	$1,730,580,402	$5,996,953,550	$62,273,966
Undistributed net investment income	242,651	5,406,420	37,360,660	130,679
Accumulated net realized loss	(31,328)	(12,951,326)	(40,850,627)	(29,425)
Net unrealized appreciation (depreciation)	2,552,886	(15,671,958)	414,925,252	(2,737,365)

NET ASSETS	$119,002,625	$1,707,363,538	$6,408,388,835	$59,637,855

Shares outstanding[b]	1,100,000	18,100,000	58,100,000	600,000

Net asset value per share	$108.18	$94.33	$110.30	$99.40

[a]	Securities on loan with market values of $30,460,792, $775,777,735, $2,444,869,210 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2008

	iShares S&P
	National Municipal Bond Fund	New York Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$368,431,117	$20,126,158

Total cost of investments	$368,431,117	$20,126,158

Investments in securities, at value (Note 1):
Unaffiliated issuers	$352,409,883	$19,374,573

Total value of investments	352,409,883	19,374,573
Receivables:
Investment securities sold	4,189,716	–
Interest	4,933,058	248,006

Total Assets	361,532,657	19,622,579

LIABILITIES
Payables:
Investment securities purchased	4,477,313	–
Investment advisory fees (Note 2)	72,475	4,059

Total Liabilities	4,549,788	4,059

NET ASSETS	$356,982,869	$19,618,520

Net assets consist of:
Paid-in capital	$372,181,897	$20,302,180
Undistributed net investment income	1,014,719	68,343
Accumulated net realized loss	(192,513)	(418)
Net unrealized depreciation	(16,021,234)	(751,585)

NET ASSETS	$356,982,869	$19,618,520

Shares outstanding[a]	3,700,000	200,000

Net asset value per share	$96.48	$98.09

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2008

	iShares Lehman
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$16,419,685	$336,312,803	$6,297,156	$104,150,471
Interest from affiliated issuers (Note 2)	55,623	1,073,192	26,778	427,336
Securities lending income from unaffiliated issuers	12,727	483,966	2,678	333,290
Securities lending income from affiliated issuers (Note 2)	686,603	13,020,830	341,594	4,033,170

Total investment income	17,174,638	350,890,791	6,668,206	108,944,267

EXPENSES
Investment advisory fees (Note 2)	583,945	11,503,367	238,979	3,492,996

Total expenses	583,945	11,503,367	238,979	3,492,996

Net investment income	16,590,693	339,387,424	6,429,227	105,451,271

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	138,126	36,065,841	(58,476)	20,709,048
In-kind redemptions	505,750	27,559,220	3,255,817	25,370,934
Short positions	–	(239)	–	–

Net realized gain	643,876	63,624,822	3,197,341	46,079,982

Net change in unrealized appreciation (depreciation) on:
Investments	2,679,841	334,840,960	17,967,947	161,187,967
Short positions	–	(118)	–	–

Net change in unrealized appreciation (depreciation)	2,679,841	334,840,842	17,967,947	161,187,967

Net realized and unrealized gain	3,323,717	398,465,664	21,165,288	207,267,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,914,410	$737,853,088	$27,594,515	$312,719,220

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2008

	iShares Lehman			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,307,101	$77,587,472	$271,099,340 [b]	$582,941
Interest from affiliated issuers (Note 2)	13,041	322,402	616,425	–
Securities lending income from unaffiliated issuers	1,539	202,225	193,041	–
Securities lending income from affiliated issuers (Note 2)	80,986	2,076,151	6,027,140	–

Total investment income	2,402,667	80,188,250	277,935,946	582,941

EXPENSES
Investment advisory fees (Note 2)	76,965	2,487,095	9,406,993	37,560

Total expenses	76,965	2,487,095	9,406,993	37,560

Net investment income	2,325,702	77,701,155	268,528,953	545,381

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(37,601)	(10,080,394)	(4,861,974)	(29,428)
In-kind redemptions	1,105,620	74,839,424	4,091,634	–

Net realized gain (loss)	1,068,019	64,759,030	(770,340)	(29,428)

Net change in unrealized appreciation (depreciation)	2,264,785	9,798,164	442,265,237	(2,737,365)

Net realized and unrealized gain (loss)	3,332,804	74,557,194	441,494,897	(2,766,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,658,506	$152,258,349	$710,023,850	$(2,221,412)

[a]	For the period from October 4, 2007 (commencement of operations) to February 29, 2008.
[b]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended February 29, 2008

	iShares S&P
	National Municipal Bond Fund[a]	New York Municipal Bond Fund[b]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$5,674,608	$331,830

Total investment income	5,674,608	331,830

EXPENSES
Investment advisory fees (Note 2)	440,389	20,651

Total expenses	440,389	20,651
Less investment advisory fees waived (Note 2)	(73,398)	–

Net expenses	366,991	20,651

Net investment income	5,307,617	311,179

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(192,542)	(418)
In-kind redemptions	(290,275)	–

Net realized loss	(482,817)	(418)

Net change in unrealized appreciation (depreciation)	(16,021,234)	(751,585)

Net realized and unrealized loss	(16,504,051)	(752,003)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,196,434)	$(440,824)

[a]	For the period from September 7, 2007 (commencement of operations) to February 29, 2008.
[b]	For the period from October 4, 2007 (commencement of operations) to February 29, 2008.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman Short Treasury Bond Fund		iShares Lehman 1-3 Year Treasury Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Year ended February 29, 2008	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,590,693	$216,432	$339,387,424	$212,676,870
Net realized gain (loss)	643,876	924	63,624,822	(21,927,313)
Net change in unrealized appreciation (depreciation)	2,679,841	10,577	334,840,842	43,639,198

Net increase in net assets resulting from operations	19,914,410	227,933	737,853,088	234,388,755

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,757,266)	(94,075)	(313,622,291)	(206,518,199)
From net realized gain	(120,395)	–	–	–

Total distributions to shareholders	(14,877,661)	(94,075)	(313,622,291)	(206,518,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,305,145,369	65,282,662	5,128,600,909	2,515,220,606
Cost of shares redeemed	(625,871,464)	–	(1,189,489,820)	(776,379,666)

Net increase in net assets from capital share transactions	679,273,905	65,282,662	3,939,111,089	1,738,840,940

INCREASE IN NET ASSETS	684,310,654	65,416,520	4,363,341,886	1,766,711,496

NET ASSETS
Beginning of period	65,416,520	–	5,538,390,631	3,771,679,135

End of period	$749,727,174	$65,416,520	$9,901,732,517	$5,538,390,631

Undistributed net investment income included in net assets at end of period	$1,957,752	$122,357	$43,945,980	$19,158,233

SHARES ISSUED AND REDEEMED
Shares sold	11,900,000	600,000	63,300,000	31,500,000
Shares redeemed	(5,700,000)	–	(14,500,000)	(9,700,000)

Net increase in shares outstanding	6,200,000	600,000	48,800,000	21,800,000

[a]	Commencement of operations.

See notes to financial statements.

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 3-7 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Year ended February 29, 2008	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,429,227	$175,220	$105,451,271	$70,565,911
Net realized gain (loss)	3,197,341	21,832	46,079,982	(7,101,695)
Net change in unrealized appreciation (depreciation)	17,967,947	101,989	161,187,967	30,017,643

Net increase in net assets resulting from operations	27,594,515	299,041	312,719,220	93,481,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,626,266)	(73,974)	(101,090,770)	(67,053,908)

Total distributions to shareholders	(5,626,266)	(73,974)	(101,090,770)	(67,053,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	533,251,087	30,021,508	1,285,190,592	1,045,172,170
Cost of shares redeemed	(124,837,430)	(10,040,909)	(679,777,656)	(337,128,949)

Net increase in net assets from capital share transactions	408,413,657	19,980,599	605,412,936	708,043,221

INCREASE IN NET ASSETS	430,381,906	20,205,666	817,041,386	734,471,172

NET ASSETS
Beginning of period	20,205,666	–	1,911,850,318	1,177,379,146

End of period	$450,587,572	$20,205,666	$2,728,891,704	$1,911,850,318

Undistributed net investment income included in net assets at end of period	$900,688	$101,161	$10,950,252	$6,794,008

SHARES ISSUED AND REDEEMED
Shares sold	5,100,000	300,000	15,200,000	12,800,000
Shares redeemed	(1,200,000)	(100,000)	(8,000,000)	(4,100,000)

Net increase in shares outstanding	3,900,000	200,000	7,200,000	8,700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 10-20 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Year ended February 29, 2008	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,325,702	$237,326	$77,701,155	$60,621,573
Net realized gain	1,068,019	147,850	64,759,030	19,878,352
Net change in unrealized appreciation (depreciation)	2,264,785	288,101	9,798,164	(1,793,062)

Net increase in net assets resulting from operations	5,658,506	673,277	152,258,349	78,706,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,218,271)	(102,106)	(75,743,684)	(58,936,706)

Total distributions to shareholders	(2,218,271)	(102,106)	(75,743,684)	(58,936,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,565,862	40,196,598	7,081,832,183	2,915,657,586
Cost of shares redeemed	(41,579,299)	(10,191,942)	(6,840,303,671)	(2,414,509,069)

Net increase in net assets from capital share transactions	84,986,563	30,004,656	241,528,512	501,148,517

INCREASE IN NET ASSETS	88,426,798	30,575,827	318,043,177	520,918,674

NET ASSETS
Beginning of period	30,575,827	–	1,389,320,361	868,401,687

End of period	$119,002,625	$30,575,827	$1,707,363,538	$1,389,320,361

Undistributed net investment income included in net assets at end of period	$242,651	$135,220	$5,406,420	$3,575,836

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	400,000	79,400,000	33,500,000
Shares redeemed	(400,000)	(100,000)	(76,700,000)	(27,600,000)

Net increase in shares outstanding	800,000	300,000	2,700,000	5,900,000

[a]	Commencement of operations.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares S&P California Municipal Bond Fund
	Year ended February 29, 2008	Year ended February 28, 2007	Period from October 4, 2007[a] to February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$268,528,953	$159,902,916	$545,381
Net realized loss	(770,340)	(23,681,269)	(29,428)
Net change in unrealized appreciation (depreciation)	442,265,237	(22,327,053)	(2,737,365)

Net increase (decrease) in net assets resulting from operations	710,023,850	113,894,594	(2,221,412)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(231,168,294)	(159,902,934)	(414,702)
Return of capital	–	(6,372,908)	–

Total distributions to shareholders	(231,168,294)	(166,275,842)	(414,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,932,367,561	946,382,221	62,273,969
Cost of shares redeemed	(131,914,459)	(381,588,164)	–

Net increase in net assets from capital share transactions	1,800,453,102	564,794,057	62,273,969

INCREASE IN NET ASSETS	2,279,308,658	512,412,809	59,637,855

NET ASSETS
Beginning of period	4,129,080,177	3,616,667,368	–

End of period	$6,408,388,835	$4,129,080,177	$59,637,855

Undistributed net investment income included in net assets at end of period	$37,360,660	$2	$130,679

SHARES ISSUED AND REDEEMED
Shares sold	18,500,000	9,500,000	600,000
Shares redeemed	(1,300,000)	(3,800,000)	–

Net increase in shares outstanding	17,200,000	5,700,000	600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P National Municipal Bond Fund	iShares S&P New York Municipal Bond Fund
	Period from September 7, 2007[a] to February 29, 2008	Period from October 4, 2007[a] to February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,307,617	$311,179
Net realized loss	(482,817)	(418)
Net change in unrealized appreciation (depreciation)	(16,021,234)	(751,585)

Net decrease in net assets resulting from operations	(11,196,434)	(440,824)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,291,937)	(242,833)

Total distributions to shareholders	(4,291,937)	(242,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	472,872,205	20,302,177
Cost of shares redeemed	(100,400,965)	–

Net increase in net assets from capital share transactions	372,471,240	20,302,177

INCREASE IN NET ASSETS	356,982,869	19,618,520

NET ASSETS
Beginning of period	–	–

End of period	$356,982,869	$19,618,520

Undistributed net investment income included in net assets at end of period	$1,014,719	$68,343

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	200,000
Shares redeemed	(1,000,000)	–

Net increase in shares outstanding	3,700,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Short Treasury Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$109.03	$108.57

Income from investment operations:
Net investment income[b]	4.67	0.74
Net realized and unrealized gain[c]	0.96	0.03

Total from investment operations	5.63	0.77

Less distributions from:
Net investment income	(4.39)	(0.31)
Net realized gain	(0.02)[d]	–

Total distributions	(4.41)	(0.31)

Net asset value, end of period	$110.25	$109.03

Total return	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.26%	4.60%
Portfolio turnover rate[g]	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of year	$80.38	$80.08	$80.99	$82.80	$82.40

Income from investment operations:
Net investment income	3.60 [a]	3.42 [a]	2.66	1.66	1.31
Net realized and unrealized gain (loss)[b]	3.58	0.24	(1.05)	(1.84)	0.40

Total from investment operations	7.18	3.66	1.61	(0.18)	1.71

Less distributions from:
Net investment income	(3.43)	(3.36)	(2.52)	(1.63)	(1.31)

Total distributions	(3.43)	(3.36)	(2.52)	(1.63)	(1.31)

Net asset value, end of year	$84.13	$80.38	$80.08	$80.99	$82.80

Total return	9.20%	4.69%	2.01%	(0.21)%	2.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,901,733	$5,538,391	$3,771,679	$2,729,361	$1,548,436
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	4.43%	4.28%	3.36%	2.11%	1.63%
Portfolio turnover rate[c]	76%	64%	83%	106%	21%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 3-7 Year Treasury Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.03	$100.11

Income from investment operations:
Net investment income[b]	4.21	0.62
Net realized and unrealized gain[c]	8.95	0.55

Total from investment operations	13.16	1.17

Less distributions from:
Net investment income	(4.29)	(0.25)

Total distributions	(4.29)	(0.25)

Net asset value, end of period	$109.90	$101.03

Total return	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.04%	4.19%
Portfolio turnover rate[f]	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of year	$83.49	$82.91	$84.30	$86.65	$87.10

Income from investment operations:
Net investment income	3.82 [a]	3.69 [a]	3.29	2.88	3.43
Net realized and unrealized gain (loss)[b]	7.06	0.43	(1.43)	(2.05)	(0.68)

Total from investment operations	10.88	4.12	1.86	0.83	2.75

Less distributions from:
Net investment income	(3.71)	(3.54)	(3.25)	(3.18)	(3.20)

Total distributions	(3.71)	(3.54)	(3.25)	(3.18)	(3.20)

Net asset value, end of year	$90.66	$83.49	$82.91	$84.30	$86.65

Total return	13.51%	5.14%	2.21%	1.06%	3.26%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,728,892	$1,911,850	$1,177,379	$767,100	$199,285
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	4.53%	4.50%	4.02%	3.75%	3.59%
Portfolio turnover rate[c]	40%	45%	94%	121%	74%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 10-20 Year Treasury Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.92	$100.77

Income from investment operations:
Net investment income[b]	4.68	0.63
Net realized and unrealized gain[c]	6.29	0.78

Total from investment operations	10.97	1.41

Less distributions from:
Net investment income	(4.71)	(0.26)

Total distributions	(4.71)	(0.26)

Net asset value, end of period	$108.18	$101.92

Total return	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.53%	4.29%
Portfolio turnover rate[f]	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of year	$90.22	$91.41	$90.12	$88.57	$90.52

Income from investment operations:
Net investment income	4.17 [a]	4.10 [a]	4.12	4.00	4.35
Net realized and unrealized gain (loss)[b]	4.10	(1.26)	1.32	1.68	(1.72)

Total from investment operations	8.27	2.84	5.44	5.68	2.63

Less distributions from:
Net investment income	(4.16)	(4.03)	(4.15)	(4.13)	(4.58)

Total distributions	(4.16)	(4.03)	(4.15)	(4.13)	(4.58)

Net asset value, end of year	$94.33	$90.22	$91.41	$90.12	$88.57

Total return	9.54%	3.37%	6.12%	6.72%	3.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,707,364	$1,389,320	$868,402	$748,022	$265,696
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	4.69%	4.70%	4.42%	4.71%	4.84%
Portfolio turnover rate[c]	26%	25%	25%	18%	31%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$100.96	$102.75	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)	5.86 [b]	4.08 [b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)[c]	8.53	(1.60)	(1.15)	0.48	4.38

Total from investment operations	14.39	2.48	3.14	4.22	4.32

Less distributions from:
Net investment income	(5.05)	(4.11)	(5.37)	(3.95)	(0.02)
Return of capital	–	(0.16)	(0.05)	(0.36)	(0.10)

Total distributions	(5.05)	(4.27)	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$110.30	$100.96	$102.75	$105.03	$105.12

Total return	14.78%	2.56%	3.04%	4.16%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,408,389	$4,129,080	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	5.71%	4.09%	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	10%	17%	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P California Municipal Bond Fund

Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$103.40

Income from investment operations:
Net investment income[b]	1.53
Net realized and unrealized loss[c]	(4.36)

Total from investment operations	(2.83)

Less distributions from:
Net investment income	(1.17)

Total distributions	(1.17)

Net asset value, end of period	$99.40

Total return	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,638
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	3.63%
Portfolio turnover rate[f]	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P National Municipal Bond Fund

Period from Sep. 7, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$100.30

Income from investment operations:
Net investment income[b]	1.74
Net realized and unrealized loss[c]	(4.08)

Total from investment operations	(2.34)

Less distributions from:
Net investment income	(1.48)

Total distributions	(1.48)

Net asset value, end of period	$96.48

Total return	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$356,983
Ratio of expenses to average net assets[e]	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%
Ratio of net investment income to average net assets[e]	3.62%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P New York Municipal Bond Fund

Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$101.51

Income from investment operations:
Net investment income[b]	1.56
Net realized and unrealized loss[c]	(3.77)

Total from investment operations	(2.21)

Less distributions from:
Net investment income	(1.21)

Total distributions	(1.21)

Net asset value, end of period	$98.09

Total return	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,619
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	3.77%
Portfolio turnover rate[f]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares S&P National Municipal Bond Fund commenced operations on September 7, 2007 and both the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds commenced operations on October 4, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended);

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 29, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)

Lehman Short Treasury	$–	$1,680,957	$2,986,036	$–	$4,666,993
Lehman 1-3 Year Treasury	–	38,148,273	337,937,824	(29,230,442)	346,855,655
Lehman 3-7 Year Treasury	–	704,442	18,266,182	(49,307)	18,921,317
Lehman 7-10 Year Treasury	–	9,007,445	170,951,116	(16,443,695)	163,514,866
Lehman 10-20 Year Treasury	–	195,192	2,571,462	(2,445)	2,764,209
Lehman 20+ Year Treasury	–	4,657,233	(15,846,550)	(12,027,547)	(23,216,864)
Lehman TIPS	–	34,908,095	398,318,905	(21,791,715)	411,435,285
S&P California Municipal	130,058	–	(2,736,744)	(29,425)	(2,636,111)
S&P National Municipal	1,004,679	–	(16,011,194)	(192,513)	(15,199,028)
S&P New York Municipal	68,205	–	(751,805)	(60)	(683,660)

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2007, were as follows:

iShares Bond Fund	2008	2007
Lehman Short Treasury[a] Distributions paid from: Ordinary income	$14,877,661	$94,075

Total Distributions	$14,877,661	$94,075

Lehman 1-3 Year Treasury Distributions paid from: Ordinary income	$313,622,291	$206,518,199

Total Distributions	$313,622,291	$206,518,199

Lehman 3-7 Year Treasury[a] Distributions paid from: Ordinary income	$5,626,266	$73,974

Total Distributions	$5,626,266	$73,974

Lehman 7-10 Year Treasury Distributions paid from: Ordinary income	$101,090,770	$67,053,908

Total Distributions	$101,090,770	$67,053,908

Lehman 10-20 Year Treasury[a] Distributions paid from: Ordinary income	$2,218,271	$102,106

Total Distributions	$2,218,271	$102,106

Lehman 20+ Year Treasury Distributions paid from: Ordinary income	$75,743,684	$58,936,706

Total Distributions	$75,743,684	$58,936,706

Lehman TIPS Distributions paid from: Ordinary income	$231,168,294	$159,902,934
Return of Capital	–	6,372,908

Total Distributions	$231,168,294	$166,275,842

S&P California Municipal[b] Distributions paid from: Tax-exempt income	$414,702	$–

Total Distributions	$414,702	$–

S&P National Municipal[c] Distributions paid from: Tax-exempt income	$4,291,937	$–

Total Distributions	$4,291,937	$–

S&P New York Municipal[b] Distributions paid from: Tax-exempt income	$242,833	$–

Total Distributions	$242,833	$–

[a]	Commencement of operations on January 5, 2007.
[b]	Commencement of operations on October 4, 2007.
[c]	Commencement of operations on September 7, 2007.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 29, 2008.

From November 1, 2007 to February 29, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2009, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman 10-20 Year Treasury	$109
Lehman 20+ Year Treasury	534,569
S&P California Municipal	15,548
S&P National Municipal	186,288

The Funds had tax basis net capital loss carryforwards as of February 29, 2008, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Lehman 1-3 Year Treasury	$–	$–	$–	$29,230,442	$–	$29,230,442
Lehman 3-7 Year Treasury	–	–	–	–	49,307	49,307
Lehman 7-10 Year Treasury	–	–	–	16,443,695	–	16,443,695
Lehman 10-20 Year Treasury	–	–	–	–	2,336	2,336
Lehman 20+ Year Treasury	2,218,753	–	1,105,659	4,724,131	3,444,435	11,492,978
Lehman TIPS	–	2,389,570	512,591	13,253,242	5,636,312	21,791,715
S&P California Municipal	–	–	–	–	13,877	13,877
S&P National Municipal	–	–	–	–	6,225	6,225
S&P New York Municipal	–	–	–	–	60	60

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 29, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 29, 2008 are disclosed in the Funds’ Statements of Operations.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Lehman Short Treasury	$1,030,478,791	$2,986,036	$–	$2,986,036
Lehman 1-3 Year Treasury	13,968,543,673	338,005,049	(67,225)	337,937,824
Lehman 3-7 Year Treasury	638,207,993	18,266,182	–	18,266,182
Lehman 7-10 Year Treasury	3,799,831,163	170,951,116	–	170,951,116
Lehman 10-20 Year Treasury	148,270,622	2,571,462	–	2,571,462
Lehman 20+ Year Treasury	2,528,087,367	–	(15,846,550)	(15,846,550)
Lehman TIPS	8,800,029,972	398,655,107	(336,202)	398,318,905
S&P California Municipal	61,641,528	43,038	(2,779,782)	(2,736,744)
S&P National Municipal	368,421,077	1,215,890	(17,227,084)	(16,011,194)
S&P New York Municipal	20,126,378	56,779	(808,584)	(751,805)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee

Lehman Short Treasury	0.15%
Lehman 1-3 Year Treasury	0.15
Lehman 3-7 Year Treasury	0.15
Lehman 7-10 Year Treasury	0.15
Lehman 10-20 Year Treasury	0.15

iShares Bond Fund	Investment Advisory Fee

Lehman 20+ Year Treasury	0.15%
Lehman TIPS	0.20
S&P California Municipal	0.25
S&P National Municipal	0.30
S&P New York Municipal	0.25

BGFA has contractually agreed to waive 0.05% of its fees for its investment advisory services to the iShares S&P National Municipal Bond Fund through June 30, 2008. After giving effect to such contractual waiver, the investment advisory fee is 0.25%.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 29, 2008, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees

Lehman Short Treasury	$699,330
Lehman 1-3 Year Treasury	13,504,796
Lehman 3-7 Year Treasury	344,272
Lehman 7-10 Year Treasury	4,366,460
Lehman 10-20 Year Treasury	82,525
Lehman 20+ Year Treasury	2,278,376
Lehman TIPS	6,220,181

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of February 29, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2008 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman Short Treasury	$705,416,597	$703,804,382	$–	$–
Lehman 1-3 Year Treasury	5,768,966,888	5,762,009,025	–	–
Lehman 3-7 Year Treasury	78,737,895	66,887,778	–	–
Lehman 7-10 Year Treasury	937,458,043	915,344,170	–	–
Lehman 10-20 Year Treasury	13,911,783	12,005,841	–	–
Lehman 20+ Year Treasury	419,072,909	415,871,977	–	–
Lehman TIPS	474,456,720	609,630,577	–	–
S&P California Municipal	–	–	7,294,433	6,892,543
S&P National Municipal	–	–	25,247,220	25,468,202
S&P New York Municipal	–	–	3,412,967	3,466,518

In-kind transactions (See Note 4) for the year ended February 29, 2008 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman Short Treasury	$1,278,084,724	$610,626,919
Lehman 1-3 Year Treasury	5,062,874,924	1,173,376,439
Lehman 3-7 Year Treasury	509,945,179	115,457,089
Lehman 7-10 Year Treasury	1,264,217,225	667,461,847
Lehman 10-20 Year Treasury	118,027,987	34,664,235
Lehman 20+ Year Treasury	6,964,775,760	6,720,700,337
Lehman TIPS	1,917,891,665	130,761,228
S&P California Municipal	60,742,339	–
S&P National Municipal	467,530,156	99,264,781
S&P New York Municipal	19,997,865	–

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended February 29, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares S&P California Municipal Bond Fund, S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2008, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 24, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	61

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852 (b)(5)(A) of the Internal Revenue Code (the “Code”), certain Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2008:

iShares Bond Fund	Exempt- Interest- Dividends

S&P California Municipal	100.00%

S&P National Municipal	100.00

S&P New York Municipal	100.00

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Bond Fund	Exempt- Interest- Dividends

S&P California Municipal	100.00%

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2008:

iShares Bond Fund	Interest- Related Dividends

Lehman Short Treasury	$12,181,245

Lehman 1-3 Year Treasury	171,186,165

Lehman 3-7 Year Treasury	3,983,486

Lehman 7-10 Year Treasury	59,338,282

Lehman 10-20 Year Treasury	1,523,715

Lehman 20+ Year Treasury	43,115,420

Lehman TIPS	217,878,937

Under Section 871(k)(2)(C) of the Code, the iShares Lehman Short Treasury Bond Fund designates $120,395 as short-term capital gain dividends for the fiscal year ended February 29, 2008.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report, except for the iShares S&P California Municipal Bond Fund and iShares S&P New York Municipal Bond Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for both the iShares S&P California Municipal Bond and iShares S&P New York Municipal Bond Funds is not presented as the Funds commenced operations on October 4, 2007 and did not have a full quarter of information as of December 31, 2007. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman Short Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	190	100.00%

	190	100.00%

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2003 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,256	99.92

	1,257	100.00%

SUPPLEMENTAL INFORMATION	63

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman 3-7 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	189	99.47%
Less than –0.5%	1	0.53

	190	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2003 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,255	99.84
Less than –0.5%	1	0.08

	1,257	100.00%

iShares Lehman 10-20 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.53%
Between 0.5% and –0.5%	186	97.88
Less than –0.5% and Greater than –1.0%	1	0.53
Less than –1.0% and Greater than –1.5%	1	0.53
Less than –1.5%	1	0.53

	190	100.00%

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: January 1, 2003 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.24%
Between 0.5% and –0.5%	1,252	99.60
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,257	100.00%

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2004 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	4	0.40%
Between 0.5% and –0.5%	1,002	99.60

	1,006	100.00%

iShares S&P National Municipal Bond Fund

Period Covered: October 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	4.69%
Greater than 0.5% and Less than 1.0%	19	29.69
Between 0.5% and –0.5%	42	65.62

	64	100.00%

SUPPLEMENTAL INFORMATION	65

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”) and Barclays Foundry Investment Trust (“BFIT”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (since 2003); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001); Director of BGI Cayman Prime Money Market Fund, Ltd. (since 2003).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director of Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers, (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Head of Global Index and Markets Group of BGI (since 2006); Global Head of Securities Lending, BGI (2002-2006).	Trustee (since 2007) of BFIT.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	69

Notes:

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

Notes:

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-

Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary

Sector(RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade-and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade-and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-019-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® LEHMAN CREDIT BOND FUNDS

Performance as of February 29, 2008

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/08			Inception to 2/29/08			Inception to 2/29/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman 1-3 Year Credit	7.21%	7.31%	7.47%	7.14%	7.44%	7.36%	8.27%	8.61%	8.53%
Lehman Intermediate Credit	6.27%	6.71%	6.25%	6.58%	7.25%	6.63%	7.60%	8.38%	7.69%
Lehman Credit	4.53%	4.78%	4.50%	5.25%	5.88%	5.25%	6.06%	6.80%	6.08%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1–3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers 1–3 Year U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended February 29, 2008 (the “reporting period”), the Fund returned 7.21%, while the Index returned 7.47%.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
Financial	57.60%

Communications	12.25

Multi-National	5.87

Consumer Cyclical	5.36

Consumer Non-Cyclical	4.79

Foreign Government Obligations	4.55

Utilities	3.08

Energy	2.95

Technology	1.15

Basic Materials	0.52

Industrial	0.42

Short-Term and Other Net Assets	1.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
European Investment Bank, 4.00%, 03/03/10	3.36%

KfW Bankengruppe Series G, 5.00%, 06/01/10	3.12

Goldman Sachs Group Inc. (The), 6.65%, 05/15/09	2.52

DaimlerChrysler North America Holding Corp., 7.20%, 9/01/09	2.23

Svensk Exportkredit AB, 4.50%, 09/27/10	2.23

General Electric Capital Corp., 4.88%, 10/21/10	2.13

SBC Communications Inc., 4.13%, 09/15/09	1.97

Citigroup Inc., 4.25%, 07/29/09	1.96

Wal-Mart Stores Inc., 6.88%, 08/10/09	1.95

American General Finance Corp., 3.88%, 10/01/09	1.92

TOTAL	23.39%

The iShares Lehman Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 6.27%, while the Index returned 6.25%.

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
Financial	47.77%

Communications	11.75

Consumer Non-Cyclical	9.31

Multi–National	5.70

Utilities	4.85

Foreign Government Obligations	4.52

Consumer Cyclical	3.88

Energy	3.37

Industrial	2.79

Basic Materials	2.53

Technology	1.77

Diversified	0.08

Short–Term and Other Net Assets	1.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	3.13%

KfW Bankengruppe, 4.25%, 06/15/10	3.05

General Electric Capital Corp., 4.13%, 09/01/09	2.99

Italy (Republic of), 4.50%, 01/21/15	2.42

Citigroup Inc., 6.00%, 02/21/12	2.34

Wells Fargo & Co., 4.88%, 01/12/11	2.16

Goldman Sachs Group Inc. (The), 6.60%, 01/15/12	2.12

JPMorgan Chase & Co., 5.75%, 01/02/13	2.08

Morgan Stanley, 6.75%, 04/15/11	1.78

Bank of America Corp., 4.88%, 01/15/13	1.77

TOTAL	23.84%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers U.S. Credit Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 4.53%, while the Index returned 4.50%.

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
Financial	41.24%

Communications	14.35

Consumer Non-Cyclical	7.81

Utilities	6.62

Foreign Government Obligations	5.52

Energy	5.33

Consumer Cyclical	4.44

Multi-National	3.96

Industrial	3.89

Basic Materials	2.40

Technology	1.69

Municipal Debt Obligations	0.97

Diversified	0.06

Short-Term and Other Net Assets	1.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Wells Fargo & Co., 4.88%, 01/12/11	2.03%

European Investment Bank, 5.13%, 05/30/17	1.62

KfW Bankengruppe, 5.13%, 03/14/16	1.61

Goldman Sachs Group Inc. (The), 6.88%, 01/15/11	1.60

International Bank for Reconstruction & Development, 4.13%, 08/12/09	1.53

General Electric Capital Corp., 5.00%, 01/08/16	1.49

Lehman Brothers Holdings Inc., 4.50%, 07/26/10	1.40

Italy (Republic of), 6.00%, 02/22/11	1.35

Italy (Republic of), 4.75%, 01/25/16	1.30

HSBC Finance Corp., 5.50%, 01/19/16	1.21

TOTAL	15.14%

The U.S. bond market advanced during the reporting period as yields generally fell across the board. One factor that seems to have contributed to the bond market’s advance was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the bond market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid–2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short–term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%.

One factor that appears to have inhibited bond market performance was a higher inflation rate. The consumer price index rose by 4.3% for the reporting period, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

After several years of outperformance, the credit sector lagged the broader bond market for the reporting period. The slowing economy and growing credit concerns led to rising risk premiums in this segment of the bond market. In particular, lower–quality corporate bonds produced the weakest returns as the uncertain environment prompted a “flight–to–quality” by investors.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

Performance as of February 29, 2008

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/08			Inception to 2/29/08			Inception to 2/29/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Intermediate Government/Credit	9.07%	9.13%	9.08%	8.88%	9.06%	8.88%	10.28%	10.49%	10.31%
Lehman Government/Credit	8.22%	8.30%	8.18%	8.23%	8.43%	8.21%	9.53%	9.76%	9.52%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate securities sectors of the bond market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended February 29, 2008 (the “reporting period”), the Fund returned 9.07%, while the Index returned 9.08%.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	40.29%

U.S. Government Agency Obligations	21.83

Financial	17.98

Communications	4.30

Consumer Non-Cyclical	3.55

Foreign Government Obligations	1.91

Multi-National	1.81

Utilities	1.76

Consumer Cyclical	1.50

Energy	1.25

Industrial	1.22

Basic Materials	0.80

Technology	0.66

Diversified	0.03

Short-Term and Other Net Assets	1.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 08/15/16	10.59%

Federal National Mortgage Association, 7.25%, 01/15/10	9.96

U.S. Treasury Notes, 6.00%, 08/15/09	9.22

U.S. Treasury Notes, 4.88%, 07/31/11	8.13

U.S. Treasury Notes, 4.75%, 05/15/14	7.51

U.S. Treasury Notes, 4.50%, 02/15/09	4.84

Federal Home Loan Mortgage Corp., 5.00%, 01/16/09	3.77

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	3.40

Federal National Mortgage Association, 5.00%, 04/15/15	2.04

Federal Home Loan Mortgage Corp., 3.25%, 02/25/11	1.33

TOTAL	60.79%

The iShares Lehman Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 8.22%, while the Index returned 8.18%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	40.55%

U.S. Government Agency Obligations	19.15

Financial	15.76

Communications	5.65

Consumer Non-Cyclical	3.50

Utilities	2.27

Multi-National	2.16

Consumer Cyclical	2.03

Foreign Government Obligations	2.03

Energy	1.77

Industrial	1.68

Basic Materials	1.20

Technology	0.59

Municipal Debt Obligations	0.38

Short-Term and Other Net Assets	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	14.10%

Federal National Mortgage Association, 7.25%, 01/15/10	12.99

U.S. Treasury Bonds, 7.63%, 02/15/25	9.45

U.S. Treasury Notes, 4.63%, 11/15/16	7.05

U.S. Treasury Notes, 4.75%, 05/15/14	5.11

U.S. Treasury Notes, 4.63%, 12/31/11	2.84

Federal National Mortgage Association, 5.00%, 04/15/15	2.46

U.S. Treasury Bonds, 8.13%, 08/15/19	2.00

Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	1.45

Federal Home Loan Mortgage Corp., 4.50%, 01/15/15	1.24

TOTAL	58.69%

The U.S. bond market advanced during the reporting period as yields generally fell across the board. One factor that seems to have contributed to the bond market’s advance was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the bond market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid–2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short–term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%.

One factor that appears to have inhibited bond market performance was a higher inflation rate. The consumer price index rose by 4.3% for the reporting period, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

The government sector produced the best returns for the reporting period, benefiting from a “flight–to–quality” by investors amid uncertainty surrounding the economic environment and subprime concerns. In contrast, the credit sector lagged the broader bond market after several years of outperformance.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® LEHMAN MBS BOND FUND*

Performance as of February 29, 2008

Cumulative Total Returns
Inception to 2/29/08

NAV	MARKET	INDEX

6.41%	6.53%	7.06%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/13/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MBS BOND FUND*

PORTFOLIO ALLOCATION As of 2/29/08
Issuer	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	46.79%

Federal National Mortgage Association	40.34

Government National Mortgage Association	8.97

Short-Term and Other Net Assets	3.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 03/01/38	13.88%

Federal Home Loan Mortgage Corp., 5.00%, 03/01/38	13.74

Federal Home Loan Mortgage Corp., 5.50%, 03/01/38	10.49

Federal National Mortgage Association, 6.50%, 03/01/38	8.76

Federal Home Loan Mortgage Corp., 6.00%, 03/01/38	7.44

Federal National Mortgage Association, 6.00%, 03/01/38	6.30

Federal Home Loan Mortgage Corp., 4.50%, 03/01/23	5.09

Federal Home Loan Mortgage Corp., 5.50%, 03/01/23	5.06

Federal National Mortgage Association, 5.00%, 03/01/23	4.72

Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	4.28

TOTAL	79.76%

The iShares Lehman MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage–backed securities sector of the U.S. as defined by the Lehman Brothers U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 13, 2007 (inception date of the Fund) through February 29, 2008 (the “reporting period”), the Fund returned 6.41%, while the Index returned 7.06%.

The U.S. bond market advanced during the reporting period as yields generally fell across the board. One factor that seems to have contributed to the bond market’s advance was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the bond market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid–2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN MBS BOND FUND*

standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short–term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%.

One factor that appears to have inhibited bond market performance was a higher inflation rate. The consumer price index rose by 4.3% for the 12 months ended February 29, 2008, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

Despite the subprime mortgage industry problems, mortgage–backed securities in general performed well for the reporting period, with returns in line with the broader bond market. The Fund’s holdings consist primarily of high–quality residential mortgage–backed securities that are guaranteed by U.S. government–sponsored agencies. These securities have been largely unaffected by the subprime problems and even benefited from a “flight–to–quality” by investors amid the uncertainty surrounding the economic environment and subprime fallout.

*	On September 18, 2007, the name of the iShares Lehman MBS Fixed-Rate Bond Fund was changed to the iShares Lehman MBS Bond Fund to reflect a name change to its underlying index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of February 29, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/29/08			Inception to 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.32%	7.19%	7.30%	4.66%	4.69%	4.85%	22.40%	22.58%	23.42%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	36.42%

U.S. Government Obligations	29.12

Financial	13.64

U.S. Government Agency Obligations	12.40

Communications	2.85

Consumer Non-Cyclical	1.65

Utilities	1.44

Foreign Government Obligations	1.37

Consumer Cyclical	1.23

Energy	1.18

Multi-National	0.77

Basic Materials	0.58

Industrial	0.52

Technology	0.50

Municipal Debt Obligations	0.24

Diversified	0.03

Short-Term and Other Net Assets	(3.94)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 03/01/38	5.25%

U.S. Treasury Notes, 6.00%, 08/15/09	5.21

Federal Home Loan Mortgage Corp., 5.00%, 03/01/38	4.91

Federal Home Loan Mortgage Corp., 4.75%, 03/05/09	4.79

U.S. Treasury Notes, 3.63%, 10/31/09	4.73

Federal National Mortgage Association, 6.00%, 03/01/38	3.86

Federal Home Loan Mortgage Corp., 5.50%, 03/01/38	3.73

Federal National Mortgage Association, 6.50%, 03/01/38	3.43

U.S. Treasury Notes, 3.50%, 02/15/10	3.14

U.S. Treasury Bonds, 7.63%, 02/15/25	3.04

TOTAL	42.09%

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended February 29, 2008 (the “reporting period”), the Fund returned 7.32%, while the Index returned 7.30%.

The U.S. bond market advanced during the reporting period as yields generally fell across the board. One factor that seems to have contributed to the bond market’s advance was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the bond market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid–2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short–term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

One factor that appears to have inhibited bond market performance was a higher inflation rate. The consumer price index rose by 4.3% for the reporting period, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

From a sector perspective, Treasury and government agency bonds produced the best returns for the reporting period, appearing to benefit from a “flight–to–quality” by investors amid uncertainty surrounding the economic environment and subprime concerns. Mortgage–backed securities also performed well, particularly those backed by higher–quality residential mortgages. Corporate bonds produced the weakest returns after several years of outperformance.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of February 29, 2008

Cumulative Total Returns
Inception to 2/29/08

NAV	MARKET	INDEX

(1.89)%	(1.01)%	(2.73)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/4/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Communications	18.18%

Consumer Non-Cyclical	14.42

Industrial	14.38

Energy	14.36

Consumer Cyclical	12.19

Utilities	10.42

Technology	5.88

Basic Materials	4.17

Financial	3.26

Short-Term and Other Net Assets	2.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
SunGard Data Systems Inc., 9.13%, 08/15/13	2.22%

Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	2.21

Crown Americas LLC, 7.75%, 11/15/15	2.19

HCA Inc., 9.25%, 11/15/16	2.16

Peabody Energy Corp., 7.38%, 11/01/16	2.15

Windstream Corp., 8.63%, 08/01/16	2.15

Case New Holland Inc., 7.13%, 03/01/14	2.14

Terex Corp., 8.00%, 11/15/17	2.13

AES Corp. (The), 8.00%, 10/15/17	2.12

El Paso Corp., 7.00%, 06/15/17	2.12

TOTAL	21.59%

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high-yield corporate bond market as defined by the iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 4, 2007 (inception date of the Fund) through February 29, 2008 (the “reporting period”), the Fund declined 1.89%, while the Index declined 2.73%.

While the broad U.S. bond market advanced during the reporting period, high-yield corporate bonds declined, ending a streak of several years of outperformance. High-yield bonds began the period on a positive note as robust corporate profit growth and healthy demand for yield boosted the high-yield market. However, market conditions changed dramatically in mid-2007, when conditions in the subprime mortgage industry led to a widespread “credit crunch.” Rising mortgage delinquencies and foreclosures led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value.

The high-yield bond market was affected by the “credit crunch,” declining amid a “flight-to-quality” as the subprime problems caused investors to lose their appetite for risk. High-yield bonds staged a modest rebound in the fall of 2007, but the rally was short-lived as the slowing economy and a threat of potential recession put additional downward pressure on the high-yield market. A declining housing market, rising unemployment, and slowing consumer spending appeared to contribute to a 0.6% annualized rate of economic growth in the fourth quarter of 2007. In response, the Federal Reserve (the “Fed”) lowered short-term interest rates five times between September 2007 and February 2008 - its first rate cuts in more than four years. Despite the Fed’s efforts, however, the high-yield bond market remained on a downward trajectory through the end of the reporting period.

On a sector basis, financial bonds suffered the largest losses in the high-yield market as the subprime market conditions affected financial companies more severely than companies in other sectors. Bonds issued by economically sensitive companies, such as retailers and home builders, were also among the weaker performers. Energy and utility bonds generated the best results in the high-yield market for the reporting period, as rising prices for oil and other commodities boosted profits in these sectors.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of February 29, 2008

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.04%	2.87%	3.33%	4.13%	4.15%	4.14%	5.49%	5.51%	5.55%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.04%	2.87%	3.33%	22.45%	22.53%	22.47%	34.93%	35.09%	35.37%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	46.71%

Consumer Non-Cyclical	16.65

Communications	14.43

Consumer Cyclical	8.65

Energy	5.50

Basic Materials	2.00

Technology	2.00

Industrial	0.99

Utilities	0.98

Short-Term and Other Net Assets	2.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
American Express Bank FSB, 5.55%, 10/17/12	1.12%

Johnson & Johnson, 5.55%, 08/15/17	1.09

Johnson & Johnson, 5.15%, 08/15/12	1.08

Shell International Finance BV, 5.63%, 06/27/11	1.08

Toyota Motor Credit Corp., 5.45%, 05/18/11	1.06

AstraZeneca PLC, 5.40%, 09/15/12	1.06

Deutsche Bank AG London, 6.00%, 09/01/17	1.06

Wells Fargo & Co., 5.25%, 10/23/12	1.05

IBM International Group Capital LLC, 5.05%, 10/22/12	1.04

Wachovia Corp., 5.30%, 10/15/11	1.04

TOTAL	10.68%

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2008 (the “reporting period”), the Fund returned 3.04%, while the Index returned 3.33%.

The U.S. bond market advanced during the reporting period as yields generally fell across the board. One factor that seems to have contributed to the bond market’s advance was a slowdown in economic growth. The U.S. economy grew by 2.2% in 2007, down from 2.9% in 2006 and 3.1% in 2005. For the second straight year, weakness in the housing market was the main reason for the decline in economic activity. Existing and new home sales, as well as new residential construction, all dropped by more than 20% in 2007, while home prices suffered their largest decline in two decades. Other data also suggested a broad slowdown in the economy: the unemployment rate rose to its highest level in more than two years in December 2007, consumer confidence deteriorated, and retail sales activity slowed.

Another factor that seems to have contributed to the bond market’s advance was the condition of the subprime mortgage industry and an associated “credit crunch” which further contributed to the slowdown in both the housing market and the broader economy. Rising mortgage delinquencies and foreclosures in mid–2007 led to the bankruptcies of several subprime mortgage lenders. As a result, lending standards grew tighter, liquidity in the credit markets decreased, and securities backed by subprime mortgages declined significantly in value. The effects of these conditions spread from the subprime lending market to other financial markets and the broader economy.

In response, the Federal Reserve (the “Fed”) lowered short-term interest rates for the first time since June 2003. The Fed cut rates five times between September 2007 and February 2008, lowering its federal funds rate target from 5.25% to 3%.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

One factor that appears to have inhibited bond market performance was a higher inflation rate. The consumer price index rose by 4.3% for the reporting period, well above the 2.1% increase over the previous 12 months. Rising energy prices appear to have been a significant factor behind the inflation increase, as oil prices topped $100 a barrel by the end of the period. In addition, a 5% rise in medical costs and food prices also contributed to the higher inflation rate.

After several years of outperformance, corporate bonds lagged the broader bond market for the reporting period. The slowing economy and growing credit concerns led to rising risk premiums in this segment of the bond market. In particular, lower-quality corporate bonds produced the weakest returns as the uncertain environment prompted a “flight-to-quality” on the part of investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of February 29, 2008

Cumulative Total Returns

Inception to 2/29/08

NAV	MARKET	INDEX
1.10%	1.64%	1.19%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/17/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/29/08, the Fund did not have six months of performance and therefore a line graph is not presented.

BOND CREDIT QUALITY As of 02/29/08
Moody’s Credit Rating	Percentage of Total Investments*
A1	5.90%

A2	1.40

A3	4.03

Baa1	13.10

Baa2	12.44

Baa3	2.08

Ba1	13.23

Ba2	9.53

Ba3	12.15

B1	13.27

B2	4.64

B3	3.09

Caa2	1.69

Not Rated	3.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	12.13%

Colombia (Republic of), 7.38%, 01/27/17	4.69

Peru (Republic of), 8.38%, 05/03/16	4.60

Philippines (Republic of), 6.38%, 01/15/32	4.21

South Africa (Republic of), 7.38%, 04/25/12	3.98

Turkey (Republic of), 6.88%, 03/17/36	3.94

Malaysia Government, 7.50%, 07/15/11	3.93

Turkey (Republic of), 7.25%, 03/15/15	3.90

Brazil (Republic of), 8.00%, 01 /15/18	3.60

Brazil (Republic of), 7.13%, 01/20/37	3.32

TOTAL	48.30%

*	Excludes short-term investments.

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 17, 2007 (inception date of the Fund) through February 29, 2008 (the “reporting period”), the Fund returned 1.10%, while the Index returned 1.19%.

Emerging markets bonds advanced modestly during the reporting period, though the bulk of the gains came from a global advance in interest rates and interest income. Many emerging economies continued to benefit from generally robust global economic growth and strong commodity prices. In addition, emerging markets continued to benefit from increased inflows into the asset class and relatively little supply, especially in the sovereign market.

However, several factors have held emerging markets bonds in check. One factor was a marked economic slowdown in the U.S. which could lead to reduced exports in emerging nations and slower global growth. A declining housing market, rising unemployment, and slowing consumer spending appeared to contribute to a 0.6% annualized rate of U.S. economic growth in the fourth quarter of 2007. Economic data in the first two months of 2008 also indicated further weakness. Concerns about the health of the credit markets in the U.S. – the result of a “credit crunch” associated with the condition of the subprime lending industry – also put downward pressure on global credit markets, including emerging markets bonds.

On a regional basis, bonds from the Middle East and emerging Asian economies generally posted positive returns, including markets such as Egypt and the Philippines. Russia, the largest of the emerging markets, also generated favorable results. Latin American bond markets generated mixed results, as markets such as Brazil, Mexico, and Venezuela generated positive returns, while markets such as El Salvador and Argentina declined for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Lehman 1-3 Year Credit Actual
Actual	$1,000.00	$1,051.70	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Lehman Intermediate Credit
Actual	1,000.00	1,055.70	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Lehman Credit
Actual	1,000.00	1,047.70	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Lehman Intermediate Government/Credit
Actual	1,000.00	1,068.60	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Lehman Government/Credit
Actual	$1,000.00	$1,066.90	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Lehman MBS
Actual	1,000.00	1,053.60	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Lehman Aggregate
Actual	1,000.00	1,060.30	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
iBoxx $ High Yield Corporate
Actual	1,000.00	996.50	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,042.10	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
JPMorgan USD Emerging Markets
Actual	1,000.00	1,011.00	0.60	1.22
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

[a]	Account values are based on a start date of December 17, 2007 (commencement of operations) for the iShares JPMorgan USD Emerging Markets Bond Fund.
[b]

Except for the actual expenses for the iShares JPMorgan USD Emerging Markets Bond Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares JPMorgan USD Emerging Markets Bond Fund, which commenced operations on December 17, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (74 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 93.99%

AUTO MANUFACTURERS – 2.23%
DaimlerChrysler North America Holding Corp.
7.20%, 09/01/09	$6,380,000	$6,680,395

		6,680,395

BANKS – 19.97%
Asia Development Bank
4.38%, 09/17/10	2,900,000	3,044,435
Bank of America Corp.
4.50%, 08/01/10	5,075,000	5,228,724
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10	3,625,000	3,989,981
Bank One Corp.
7.88%, 08/01/10	2,900,000	3,213,714
Deutsche Bank AG London
5.00%, 10/12/10	2,465,000	2,573,017
HSBC Holdings PLC
7.50%, 07/15/09	4,060,000	4,281,843
KfW Bankengruppe
5.25%, 05/19/09	5,510,000	5,708,029
KfW Bankengruppe Series G
5.00%, 06/01/10	8,845,000	9,333,332
Korea Development Bank
4.75%, 07/20/09	1,450,000	1,467,654
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	2,610,000	2,663,348
Oesterreichische Kontrollbank AG
4.25%, 10/06/10	2,030,000	2,124,720
Royal Bank of Canada
4.13%, 01/26/10	2,900,000	2,944,412
UBS Preferred Funding Trust I,
8.62%, 10/01/10	1,450,000	1,538,311
US Bancorp
5.30%, 04/28/09	3,625,000	3,719,626
Wachovia Bank N.A.
7.80%, 08/18/10	2,030,000	2,242,570
Wells Fargo & Co.
4.20%, 01/15/10	5,510,000	5,615,557

		59,689,273

Security	Principal	Value
BEVERAGES – 0.55%
Diageo Capital PLC
4.38%, 05/03/10	$1,595,000	$1,639,486

		1,639,486

BIOTECHNOLOGY– 0.25%
Amgen Inc.
4.00%, 11/18/09	725,000	734,731

		734,731

CHEMICALS – 0.52%
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	1,450,000	1,543,326

		1,543,326

COMPUTERS – 0.50%
International Business Machines Corp.
4.25%, 09/15/09	1,450,000	1,482,832

		1,482,832

COSMETICS & PERSONAL CARE – 0.77%
Procter & Gamble Co. (The)
6.88%, 09/15/09	2,175,000	2,313,094

		2,313,094

DIVERSIFIED FINANCIAL SERVICES – 34.18%
American Express Credit Corp.
5.00%, 12/02/10	2,175,000	2,249,001
American General Finance Corp.
3.88%, 10/01/09	5,800,000	5,724,435
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	3,190,000	3,115,619
Boeing Capital Corp.
7.38%, 09/27/10	2,175,000	2,412,411
Capital One Bank
5.75%, 09/15/10	725,000	726,897
Caterpillar Financial Services Corp.
4.30%, 06/01/10	2,030,000	2,083,058
4.50%, 06/15/09	1,450,000	1,475,640
CIT Group Inc.
3.38%, 04/01/09	1,450,000	1,387,552
4.75%, 12/15/10	2,175,000	2,045,053
Citigroup Inc.
4.25%, 07/29/09	5,800,000	5,860,292
4.63%, 08/03/10	1,450,000	1,486,287
6.50%, 01/18/11	1,450,000	1,537,392

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Countrywide Home Loans Inc.
4.13%, 09/15/09	$2,610,000	$2,349,000
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	3,770,000	3,919,137
Eksportfinans ASA
4.38%, 07/15/09	4,350,000	4,453,791
General Electric Capital Corp.
4.88%, 10/21/10	6,090,000	6,363,749
5.25%, 10/27/09	4,350,000	4,507,702
Goldman Sachs Group Inc. (The)
6.65%, 05/15/09	7,250,000	7,539,820
6.88%, 01/15/11	435,000	468,560
HSBC Finance Corp.
4.13%, 11/16/09	1,885,000	1,896,918
5.25%, 01/14/11	2,900,000	2,957,585
International Lease Finance Corp.
3.50%, 04/01/09	2,900,000	2,866,981
John Deere Capital Corp.
4.40%, 07/15/09	2,175,000	2,217,139
JPMorgan Chase & Co.
3.50%, 03/15/09	3,625,000	3,632,797
Lehman Brothers Holdings Inc.
3.60%, 03/13/09	1,450,000	1,442,190
4.50%, 07/26/10	2,320,000	2,336,367
5.00%, 01/14/11	1,160,000	1,164,467
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	5,220,000	5,235,589
Morgan Stanley
4.00%, 01/15/10	2,320,000	2,330,866
5.05%, 01/21/11	2,030,000	2,062,447
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	1,740,000	1,795,474
SLM Corp.
4.50%, 07/26/10	1,160,000	1,060,566
Svensk Exportkredit AB
4.50%, 09/27/10	6,380,000	6,668,886
Textron Financial Corp.
6.00%, 11/20/09	2,900,000	3,017,971
Toyota Motor Credit Corp.
4.25%, 03/15/10	1,740,000	1,781,414

		102,173,053

Security	Principal	Value
ELECTRIC – 2.23%
Constellation Energy Group Inc.
6.13%, 09/01/09	$2,175,000	$2,232,493
FPL Group Capital Inc.
7.38%, 06/01/09	1,450,000	1,517,355
Pacific Gas and Electric Co.
3.60%, 03/01/09	2,900,000	2,910,286

		6,660,134

FOOD – 2.23%
Kraft Foods Inc.
4.13%, 11/12/09	2,900,000	2,904,017
Safeway Inc.
7.50%, 09/15/09	1,450,000	1,533,070
Unilever Capital Corp.
7.13%, 11/01/10	2,030,000	2,243,682

		6,680,769

GAS – 0.85%
KeySpan Corp.
7.63%, 11/15/10	1,450,000	1,601,560
Sempra Energy
7.95%, 03/01/10	870,000	946,151

		2,547,711

HEALTH CARE - SERVICES – 0.50%
WellPoint Inc.
5.00%, 01/15/11	1,450,000	1,505,398

		1,505,398

INSURANCE – 2.69%
Allstate Corp. (The)
7.20%, 12/01/09	1,450,000	1,539,260
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	4,350,000	4,459,373
Genworth Financial Inc.
4.75%, 06/15/09	2,030,000	2,047,892

		8,046,525

MANUFACTURING – 0.42%
Honeywell International Inc.
7.50%, 03/01/10	1,160,000	1,259,734

		1,259,734

MEDIA – 3.28%
British Sky Broadcasting PLC
8.20%, 07/15/09	1,450,000	1,539,700

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Comcast Cable Communications Inc.
6.88%, 06/15/09	$4,350,000	$4,511,537
Cox Communications Inc.
4.63%, 01/15/10	2,175,000	2,209,536
Viacom Inc
7.70%, 07/30/10	1,450,000	1,545,134

		9,805,907

MULTI-NATIONAL – 5.87%
European Investment Bank
3.38%, 03/16/09[a]	3,480,000	3,526,319
4.00%, 03/03/10	9,715,000	10,053,082
4.63%, 09/15/10	870,000	916,676
Nordic Investment Bank
4.50%, 09/13/10	2,900,000	3,046,740

		17,542,817

OIL & GAS – 2.33%
BP Capital Markets PLC
4.88%, 03/15/10	1,450,000	1,512,530
ConocoPhillips
8.75%, 05/25/10	2,900,000	3,264,992
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,175,000	2,203,340

		6,980,862

OIL & GAS SERVICES – 0.31%
Halliburton Co.
5.50%, 10/15/10	870,000	922,464

		922,464

PHARMACEUTICALS – 0.49%
Abbott Laboratories
5.38%, 05/15/09	1,450,000	1,479,384

		1,479,384

PIPELINES – 0.31%
Duke Capital LLC
7.50%, 10/01/09	870,000	920,532

		920,532

REAL ESTATE INVESTMENT TRUSTS – 0.49%
ProLogis
5.25%, 11/15/10	1,450,000	1,450,361

		1,450,361

Security	Principal	Value
RETAIL – 3.13%
CVS Caremark Corp.
4.00%, 09/15/09	$870,000	$870,802
Home Depot Inc.
3.75%, 09/15/09	1,160,000	1,152,510
Target Corp.
6.35%, 01/15/11	1,450,000	1,529,323
Wal-Mart Stores Inc.
6.88%, 08/10/09	5,510,000	5,817,999

		9,370,634

SAVINGS & LOANS – 0.27%
Washington Mutual Inc.
4.20%, 01/15/10	870,000	800,400

		800,400

SOFTWARE – 0.65%
Oracle Corp.
5.00%, 01/15/11	1,885,000	1,945,791

		1,945,791

TELECOMMUNICATIONS – 8.97%
British Telecom PLC
8.63%, 12/15/10	2,610,000	2,933,631
Cisco Systems Inc.
5.25%, 02/22/11	2,030,000	2,123,535
Deutsche Telekom International Finance AG
8.00%, 06/15/10	3,335,000	3,609,505
GTE California Inc.
6.70%, 09/01/09	1,450,000	1,514,275
SBC Communications Inc.
4.13%, 09/15/09	5,800,000	5,876,671
Sprint Capital Corp.
7.63%, 01/30/11	1,450,000	1,268,345
Telecom Italia Capital SA
4.00%, 01/15/10	1,450,000	1,438,683
Telefonica Europe BV
7.75%, 09/15/10	2,320,000	2,520,014
Telefonos de Mexico SAB de CV
4.75%, 01/27/10	1,450,000	1,478,029
Verizon Global Funding Corp.
7.25%, 12/01/10	870,000	951,492

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

February 29, 2008

Security	Shares or Principal	Value
Vodafone Group PLC
7.75%, 02/15/10	$2,900,000	$3,111,770

		26,825,950

TOTAL CORPORATE BONDS & NOTES (Cost: $275,986,498)		281,001,563

FOREIGN GOVERNMENT BONDS & NOTES[b] – 4.55%
Italy (Republic of)
3.25%, 05/15/09	4,350,000	4,398,024
Ontario (Province of)
2.75%, 02/22/11	2,030,000	2,037,677
Quebec (Province of)
5.75%, 02/15/09	2,900,000	2,989,056
United Mexican States
8.38%, 01/14/11	1,450,000	1,610,138
9.88%, 02/01/10	2,320,000	2,557,220

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $13,472,584)		13,592,115

SHORT-TERM INVESTMENTS - 0.70%

MONEY MARKET FUNDS – 0.70%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57% [c,d]	956,272	956,272
BGI Cash Premier Fund LLC 3.63% [c,d,e]	1,144,500	1,144,500

		2,100,772

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,100,772)		2,100,772

TOTAL INVESTMENTS IN SECURITIES – 99.24% (Cost: $291,559,854)		296,694,450

Other Assets, Less Liabilities – 0.76%		2,265,750

NET ASSETS – 100.00%		$298,960,200

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 93.80%

AGRICULTURE – 0.20%
Reynolds American Inc.
6.75%, 06/15/17	$340,000	$347,569

		347,569

AUTO MANUFACTURERS – 0.53%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	850,000	916,796

		916,796

BANKS – 14.90%
American Express Bank FSB
5.55%, 10/17/12	1,275,000	1,322,078
Bank of America Corp.
4.50%, 08/01/10	2,023,000	2,084,277
4.88%, 01/15/13	2,975,000	3,068,799
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	850,000	878,444
Capital One Financial Corp.
5.70%, 09/15/11	850,000	809,423
Deutsche Bank AG London
6.00%, 09/01/17	1,275,000	1,351,086
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	425,000	438,208
KfW Bankengruppe
4.25%, 06/15/10	5,100,000	5,301,705
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	850,000	923,103
Oesterreichische KontrollbankAG
4.75%, 10/16/12	850,000	908,735
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	850,000	830,132
US Bank N.A.
4.80%, 04/15/15	1,700,000	1,672,140
Wachovia Bank N.A.
4.88%, 02/01/15	1,700,000	1,656,034
Wachovia Corp.
5.30%, 10/15/11	850,000	881,002
Wells Fargo & Co.
4.88%, 01/12/11	3,655,000	3,740,314

		25,865,480

Security	Principal	Value
BEVERAGES – 1.21%
Bottling Group LLC
5.50%, 04/01/16	$340,000	$351,720
Diageo Finance BV
5.30%, 10/28/15	850,000	861,890
PepsiCo Inc.
4.65%, 02/15/13	850,000	887,977

		2,101,587

BIOTECHNOLOGY– 0.50%
Amgen Inc.
4.00%, 11/18/09	850,000	861,409

		861,409

BUILDING MATERIALS – 0.47%
CRH America Inc.
5.30%, 10/15/13	425,000	418,844
Masco Corp.
6.13%, 10/03/16	425,000	400,581

		819,425

CHEMICALS – 0.98%
Dow Chemical Co. (The)
6.00%, 10/01/12	340,000	364,493
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	425,000	436,760
5.00%, 01/15/13	425,000	445,461
Praxair Inc.
5.25%, 11/15/14	425,000	455,138

		1,701,852

COMMERCIAL SERVICES – 0.69%
McKesson Corp.
5.70%, 03/01/17	425,000	431,690
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	425,000	422,066
Western Union Co.
5.40%, 11/17/11	340,000	349,129

		1,202,885

COMPUTERS – 0.51%
International Business
Machines Corp.
4.75%, 11/29/12	850,000	887,619

		887,619

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 27.24%
American Express Co.
4.88%, 07/15/13	$425,000	$427,421
6.80%, 09/01/16	340,000	330,916
American General Finance Corp.
5.38%, 10/01/12	1,700,000	1,684,471
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	850,000	830,181
5.70%, 11/15/14	850,000	781,906
7.25%, 02/01/18	425,000	412,545
Boeing Capital Corp.
6.10%, 03/01/11	595,000	636,900
CIT Group Inc.
5.40%, 02/13/12	1,530,000	1,402,642
Citigroup Inc.
6.00%, 02/21/12	3,825,000	4,052,554
6.13%, 11/21/17	680,000	689,811
Countrywide Financial Corp.
5.80%, 06/07/12	510,000	457,725
6.25%, 05/15/16[a]	170,000	144,500
Credit Suisse USA Inc.
5.38%, 03/02/16	1,275,000	1,279,015
6.13%, 11/15/11	850,000	909,989
General Electric Capital Corp.
4.13%, 09/01/09	5,100,000	5,188,299
5.00%, 01/08/16	2,550,000	2,553,754
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	1,700,000	1,683,399
6.60%, 01/15/12	3,400,000	3,681,987
Household Finance Corp.
6.38%, 11/27/12	850,000	907,830
HSBC Finance Corp.
5.50%, 01/19/16	2,550,000	2,489,990
John Deere Capital Corp.
7.00%, 03/15/12	340,000	379,668
JPMorgan Chase & Co.
3.50%, 03/15/09	595,000	596,280
5.75%, 01/02/13	3,400,000	3,612,605
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	1,020,000	989,135
5.75%, 07/18/11	1,700,000	1,746,943
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,700,000	1,661,827

Security	Principal	Value
Morgan Stanley
5.75%, 10/18/16	$850,000	$854,172
6.75%, 04/15/11	2,890,000	3,081,369
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	850,000	939,529
SLM Corp.
5.38%, 05/15/14	765,000	660,197
Svensk Exportkredit AB
4.50%, 09/27/10	1,275,000	1,332,732
Toyota Motor Credit Corp.
4.25%, 03/15/10	850,000	870,231

		47,270,523

ELECTRIC – 4.85%
Constellation Energy Group Inc.
4.55%, 06/15/15	850,000	776,790
Dominion Resources Inc.
5.15%, 07/15/15	850,000	848,600
Duke Capital LLC
6.25%, 02/15/13	850,000	899,829
Duke Energy Corp.
6.25%, 01/15/12	340,000	365,877
Exelon Corp.
4.90%, 06/15/15	850,000	813,438
Exelon Generation Co. LLC
5.35%, 01/15/14	850,000	834,184
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,700,000	1,697,710
Progress Energy Inc.
7.10%, 03/01/11	1,700,000	1,839,979
TXU Electric Delivery Co.
6.38%, 01/15/15	340,000	344,658

		8,421,065

FOOD – 2.54%
General Mills Inc.
6.00%, 02/15/12	340,000	357,624
Kraft Foods Inc.
6.00%, 02/11/13	1,190,000	1,252,022
Kroger Co. (The)
6.80%, 04/01/11	425,000	454,059
Safeway Inc.
7.50%, 09/15/09	1,700,000	1,797,392

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Sara Lee Corp.
6.25%, 09/15/11	$255,000	$268,145
Unilever Capital Corp.
7.13%, 11/01/10	255,000	281,842

		4,411,084

FOREST PRODUCTS & PAPER – 0.25%
Weyerhaeuser Co.
6.75%, 03/15/12	425,000	441,621

		441,621

HEALTH CARE-PRODUCTS – 0.37%
Johnson & Johnson
5.15%, 08/15/12	595,000	646,615

		646,615

HEALTH CARE-SERVICES – 0.70%
UnitedHealth Group Inc.
4.88%, 03/15/15	340,000	325,316
WellPoint Inc.
5.00%, 01/15/11	850,000	882,475

		1,207,791

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Capmark Financial Group Inc.
6.30%, 05/10/17[b]	204,000	134,640

		134,640

HOUSEHOLD PRODUCTS & WARES – 0.49%
Fortune Brands Inc.
5.13%, 01/15/11	850,000	850,454

		850,454

INSURANCE – 3.41%
Allstate Corp. (The)
5.00%, 08/15/14	425,000	418,638
American International Group Inc.
5.60%, 10/18/16	1,445,000	1,452,143
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	680,000	680,902
Genworth Financial Inc.
6.15%, 11/15/16	850,000	727,499
Lincoln National Corp.
7.00%, 05/17/16	425,000	411,420
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	850,000	872,604

Security	Principal	Value
MetLife Inc.
5.00%, 06/15/15	$850,000	$833,366
Prudential Financial Inc.
5.10%, 12/14/11	510,000	521,355

		5,917,927

MACHINERY – 0.78%
Caterpillar Inc.
5.70%, 08/15/16	1,275,000	1,347,044

		1,347,044

MANUFACTURING – 1.02%
General Electric Co.
5.00%, 02/01/13	1,700,000	1,771,099

		1,771,099

MEDIA – 3.93%
AOL Time Warner Inc.
6.88%, 05/01/12	850,000	896,059
Comcast Cable
Communications Holdings Inc.
8.38%, 03/15/13	1,700,000	1,921,866
Cox Communications Inc.
4.63%, 01/15/10	850,000	863,497
News America Inc.
5.30%, 12/15/14	850,000	858,315
Time Warner Cable Inc.
5.40%, 07/02/12	340,000	341,897
5.85%, 05/01/17	340,000	335,796
Viacom Inc.
6.25%, 04/30/16	425,000	418,933
6.63%, 05/15/11	255,000	264,416
Walt Disney Co. (The)
6.38%, 03/01/12	850,000	927,140

		6,827,919

MINING – 1.30%
Alcoa Inc.
5.55%, 02/01/17	204,000	198,047
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,700,000	1,711,229
Vale Overseas Ltd.
6.25%, 01/23/17	340,000	340,061

		2,249,337

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
MULTI-NATIONAL – 5.70%
European Investment Bank
4.63%, 05/15/14	$5,100,000	$5,430,837
Inter-American Development Bank
5.13%, 09/13/16	1,700,000	1,851,181
International Bank for
Reconstruction & Development
4.13%, 08/12/09	2,550,000	2,618,136

		9,900,154

OFFICE & BUSINESS EQUIPMENT – 0.52%
Xerox Corp.
6.88%, 08/15/11	850,000	899,910

		899,910

OIL & GAS – 2.90%
Anadarko Petroleum Corp.
5.95%, 09/15/16	850,000	880,086
Apache Corp.
5.25%, 04/15/13	340,000	357,844
Conoco Funding Co.
6.35%, 10/15/11	1,700,000	1,854,186
Devon Financing Corp. ULC
6.88%, 09/30/11	425,000	462,374
Enterprise Products Operating LP
5.60%, 10/15/14	1,020,000	1,018,470
XTO Energy Inc.
6.25%, 04/15/13	425,000	461,646

		5,034,606

OIL & GAS SERVICES – 0.21%
Weatherford International Inc.
6.35%, 06/15/17	340,000	357,581

		357,581

PHARMACEUTICALS – 2.61%
Abbott Laboratories
5.38%, 05/15/09	1,275,000	1,300,837
AmerisourceBergen Corp.
5.88%, 09/15/15	204,000	205,213
AstraZeneca PLC
5.40%, 09/15/12	850,000	906,105
Cardinal Health Inc.
5.80%, 10/15/16[b]	340,000	353,104

Security	Principal	Value
Wyeth
5.50%, 02/01/14	$1,700,000	$1,758,279

		4,523,538
PIPELINES – 0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	425,000	449,364

		449,364
REAL ESTATE – 0.40%
ERP Operating LP
5.13%, 03/15/16	425,000	378,399
5.75%, 06/15/17	340,000	310,742

		689,141

REAL ESTATE INVESTMENT TRUSTS – 1.49%
Boston Properties LP
6.25%, 01/15/13	595,000	613,737
iStar Financial Inc.
5.88%, 03/15/16	425,000	335,750
ProLogis
5.63%, 11/15/16	510,000	460,905
Simon Property Group LP
5.25%, 12/01/16	340,000	311,384
5.60%, 09/01/11	850,000	860,687

		2,582,463

RETAIL – 2.99%
Costco Wholesale Corp.
5.30%, 03/15/12	255,000	268,680
CVS Caremark Corp.
6.30%, 06/01/12	425,000	386,750
Federated Retail Holdings Inc.
5.90%, 12/01/16	595,000	537,247
Home Depot Inc.
5.40%, 03/01/16	850,000	796,102
Target Corp.
5.88%, 03/01/12	850,000	895,450
Wal-Mart Stores Inc.
4.55%, 05/01/13	850,000	875,489
6.88%, 08/10/09	1,360,000	1,436,022

		5,195,740

SAVINGS & LOANS – 0.33%
Washington Mutual Inc.
5.25%, 09/15/17	680,000	567,800

		567,800

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
SOFTWARE – 0.74%
Oracle Corp.
5.25%, 01/15/16	$1,275,000	$1,291,637

		1,291,637
TELECOMMUNICATIONS – 7.82%
AT&T Wireless Services Inc.
7.88%, 03/01/11	850,000	938,392
Cisco Systems Inc.
5.50%, 02/22/16	1,700,000	1,760,274
Deutsche Telekom International Finance AG
8.00%, 06/15/10	850,000	919,964
Embarq Corp.
7.08%, 06/01/16	850,000	832,057
France Telecom SA
7.75%, 03/01/11	850,000	930,403
Qwest Corp.
8.88%, 03/15/12	510,000	532,950
Rogers Wireless Inc.
6.38%, 03/01/14	425,000	436,670
SBC Communications Inc.
5.88%, 02/01/12	1,700,000	1,798,485
Sprint Capital Corp.
8.38%, 03/15/12	850,000	743,434
Sprint Nextel Corp.
6.00%, 12/01/16	425,000	314,477
Telecom Italia Capital SA
4.00%, 01/15/10	850,000	843,366
Telefonica Europe BV
7.75%, 09/15/10	850,000	923,281
Verizon Communications Inc.
5.55%, 02/15/16	1,700,000	1,740,970
Vodafone Group PLC
5.75%, 03/15/16	850,000	861,094

		13,575,817
TEXTILES – 0.36%
Mohawk Industries Inc.
6.13%, 01/15/16	646,000	630,183

		630,183

Security	Shares or Principal	Value
TRANSPORTATION – 0.52%
CSX Corp.
6.75%, 03/15/11	$850,000	$903,674

		903,674

TOTAL CORPORATE BONDS & NOTES (Cost: $160,501,012)		162,803,349

FOREIGN GOVERNMENT BONDS & NOTES[c] – 4.52%

Italy (Republic of)
4.50%, 01/21/15	3,995,000	4,199,384
Quebec (Province of)
5.00%, 03/01/16	1,700,000	1,795,607
United Mexican States
6.38%, 01/16/13	1,700,000	1,859,375

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $7,541,414)		7,854,366

SHORT-TERM INVESTMENTS – 0.85%

MONEY MARKET FUNDS – 0.85%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[d,e]	1,331,887	1,331,887
BGI Cash Premier Fund LLC 3.63%[d,e,f]	142,400	142,400

		1,474,287

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,474,287) 1,474,287

TOTAL INVESTMENTS IN SECURITIES – 99.17% (Cost: $169,516,713)		172,132,002

Other Assets, Less Liabilities – 0.83%		1,432,289

NET ASSETS – 100.00%		$173,564,291

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

February 29, 2008

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.79%

AEROSPACE & DEFENSE – 0.46%
Lockheed Martin Corp.
6.15%, 09/01/36	$120,000	$122,301
United Technologies Corp.
6.05%, 06/01/36	150,000	154,557

		276,858

AGRICULTURE – 0.23%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	90,000	78,559
Reynolds American Inc.
7.25%, 06/15/37	60,000	59,211

		137,770

AUTO MANUFACTURERS – 1.07%
DaimlerChrysler North America
Holding Corp.
6.50%, 11/15/13	600,000	647,150

		647,150

BANKS – 13.46%
BAC Capital Trust XI
6.63%, 05/23/36	300,000	291,263
Bank of America Corp.
4.50%, 08/01/10	510,000	525,448
4.88%, 01/15/13	300,000	309,459
5.75%, 12/01/17	300,000	307,255
Capital One Financial Corp.
5.70%, 09/15/11	300,000	285,679
Deutsche Bank AG London
5.38%, 10/12/12	300,000	315,242
HSBC Bank USA Inc.
3.88%, 09/15/09	600,000	604,350
HSBC Holdings PLC
6.50%, 09/15/37	210,000	200,509
KfW Bankengruppe
4.25%, 06/15/10	150,000	155,932
5.13%, 03/14/16	900,000	976,095
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	300,000	325,801
National City Corp.
6.88%, 05/15/19	300,000	279,974

Security	Principal	Value
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	$600,000	$585,975
US Bank N.A.
4.80%, 04/15/15	600,000	590,167
Wachovia Bank N.A.
4.88%, 02/01/15	300,000	292,241
Wachovia Capital Trust III
5.80%, 03/15/42	120,000	94,800
Wachovia Corp.
5.30%, 10/15/11	450,000	466,413
Wells Fargo & Co.
4.20%, 01/15/10	300,000	305,747
4.88%, 01/12/11	1,200,000	1,228,010

		8,140,360

BEVERAGES – 0.86%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	120,000	127,278
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	90,000	111,911
Diageo Capital PLC
5.88%, 09/30/36	120,000	113,597
Pepsi Bottling Group Inc.
7.00%, 03/01/29	150,000	168,576

		521,362

BIOTECHNOLOGY – 0.37%
Amgen Inc.
4.00%, 11/18/09	156,000	158,094
Genentech Inc.
5.25%, 07/15/35	72,000	66,055

		224,149

BUILDING MATERIALS – 0.49%
CRH America Inc.
5.30%, 10/15/13	300,000	295,655

		295,655

CHEMICALS – 0.79%
Dow Chemical Co. (The)
6.00%, 10/01/12	330,000	353,773
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	120,000	122,307

		476,080

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
COMMERCIAL SERVICES – 0.41%
McKesson Corp.
5.70%, 03/01/17	$90,000	$91,417
Western Union Co.
5.40%, 11/17/11	150,000	154,027

		245,444

COMPUTERS – 0.67%
International Business
Machines Corp.
4.75%, 11/29/12	390,000	407,261

		407,261

COSMETICS & PERSONAL CARE – 0.12%
Procter & Gamble Co. (The)
5.55%, 03/05/37	72,000	70,891

		70,891

DIVERSIFIED FINANCIAL SERVICES – 22.61%
American Express Co.
6.80%, 09/01/16	120,000	116,794
American Express Credit Corp.
5.00%, 12/02/10	420,000	434,290
American General Finance Corp.
5.38%, 10/01/12	600,000	594,519
Associates Corp. N.A.
6.95%, 11/01/18	450,000	495,352
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	120,000	117,202
5.70%, 11/15/14	300,000	275,967
Boeing Capital Corp.
6.10%, 03/01/11	210,000	224,788
CIT Group Inc.
5.40%, 02/13/12	450,000	412,542
Citigroup Inc.
4.13%, 02/22/10	450,000	455,004
6.00%, 10/31/33	450,000	401,122
Countrywide Financial Corp.
5.80%, 06/07/12	180,000	161,550
Credit Suisse USA Inc.
5.38%, 03/02/16	330,000	331,039
General Electric Capital Corp.
5.00%, 01/08/16	900,000	901,325
6.75%, 03/15/32	420,000	453,702

Security	Principal	Value
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	$456,000	$451,547
6.35%, 02/15/34	300,000	266,570
6.88%, 01/15/11	900,000	969,434
HSBC Finance Corp.
5.50%, 01/19/16	750,000	732,350
International Lease Finance Corp.
5.63%, 09/20/13	270,000	270,916
John Deere Capital Corp.
7.00%, 03/15/12	210,000	234,501
JP Morgan Chase Capital XV
5.88%, 03/15/35	300,000	251,121
JPMorgan Chase & Co.
3.50%, 03/15/09	360,000	360,774
5.75%, 01/02/13	450,000	478,139
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	840,000	845,926
5.50%, 04/04/16	300,000	290,922
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	390,000	381,243
6.40%, 08/28/17	300,000	308,016
Morgan Stanley
4.00%, 01/15/10	300,000	301,405
5.75%, 10/18/16	600,000	602,945
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	456,000	504,030
SLM Corp.
5.38%, 05/15/14	240,000	207,121
Svensk Exportkredit AB
4.50%, 09/27/10	360,000	376,301
Toyota Motor Credit Corp.
4.25%, 03/15/10	456,000	466,853

		13,675,310

ELECTRIC – 6.62%
American Electric
Power Co. Inc. Series C
5.38%, 03/15/10	150,000	154,779
Consolidated Edison Co. of
New York Inc.
6.30%, 08/15/37	120,000	119,858

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Constellation Energy Group Inc.
4.55%, 06/15/15	$228,000	$208,362
Dominion Resources Inc.
5.15%, 07/15/15	456,000	455,249
Duke Capital LLC
6.25%, 02/15/13	228,000	241,366
Duke Energy Corp.
6.25%, 01/15/12	150,000	161,417
Exelon Corp.
4.90%, 06/15/15	240,000	229,677
Exelon Generation Co. LLC
5.35%, 01/15/14	228,000	223,758
FirstEnergy Corp.
7.38%, 11/15/31	300,000	325,401
FPL Group Capital Inc.
5.63%, 09/01/11	150,000	156,878
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	300,000	296,666
Pacific Gas and Electric Co.
4.80%, 03/01/14	546,000	545,264
Progress Energy Inc.
7.10%, 03/01/11	456,000	493,547
Southern California Edison Co.
6.00%, 01/15/34	240,000	241,282
TXU Electric Delivery Co.
7.00%, 09/01/22	150,000	151,243

		4,004,747

ENVIRONMENTAL CONTROL – 0.10%
Waste Management Inc.
7.00%, 07/15/28	60,000	61,920

		61,920

FOOD – 1.60%
Kraft Foods Inc.
6.00%, 02/11/13	300,000	315,636
Kroger Co. (The)
5.50%, 02/01/13	150,000	155,857
Safeway Inc.
7.50%, 09/15/09	300,000	317,187
Unilever Capital Corp.
5.90%, 11/15/32	180,000	178,166

		966,846

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.23%
Weyerhaeuser Co.
7.38%, 03/15/32	$150,000	$139,922

		139,922

HEALTH CARE – PRODUCTS – 0.54%
Johnson & Johnson
5.15%, 08/15/12	300,000	326,024

		326,024

HEALTH CARE – SERVICES – 1.03%
UnitedHealth Group Inc.
5.80%, 03/15/36	144,000	124,328
WellPoint Inc.
5.00%, 01/15/11	480,000	498,339

		622,667

HOLDING COMPANIES – DIVERSIFIED – 0.06%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	60,000	39,600

		39,600

HOUSEHOLD PRODUCTS & WARES – 0.26%
Fortune Brands Inc.
5.13%, 01/15/11	156,000	156,083

		156,083

INSURANCE – 3.95%
Allstate Corp. (The)
5.55%, 05/09/35	300,000	260,116
American International Group Inc.
4.70%, 10/01/10	300,000	305,933
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	510,000	522,823
Genworth Financial Inc.
6.15%, 11/15/16	150,000	128,382
Lincoln National Corp.
7.00%, 05/17/16	150,000	145,207
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	300,000	307,978
MetLife Inc.
5.00%, 06/15/15	600,000	588,259
Prudential Financial Inc.
5.70%, 12/14/36	150,000	129,955

		2,388,653

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
MACHINERY– 1.05%
Caterpillar Inc.
5.70%, 08/15/16	$600,000	$633,903

		633,903

MANUFACTURING – 0.80%
General Electric Co.
5.25%, 12/06/17	480,000	485,587

		485,587

MEDIA – 5.15%
AOL Time Warner Inc.
6.88%, 05/01/12	240,000	253,005
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	456,000	515,512
Comcast Corp.
6.45%, 03/15/37	300,000	287,543
Cox Communications Inc.
4.63%, 01/15/10	240,000	243,811
News America Inc.
5.30%, 12/15/14	456,000	460,460
Time Warner Cable Inc.
6.55%, 05/01/37	90,000	87,055
Time Warner Inc.
7.70%, 05/01/32	300,000	324,687
Viacom Inc.
6.25%, 04/30/16	150,000	147,859
7.88%, 07/30/30	300,000	301,427
Walt Disney Co. (The)
6.38%, 03/01/12	456,000	497,384

		3,118,743

MINING – 1.38%
Alcoa Inc.
5.55%, 02/01/17	90,000	87,373
5.95%, 02/01/37	90,000	79,767
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	456,000	459,012
Vale Overseas Ltd.
6.25%, 01/23/17	210,000	210,038

		836,190

MULTI-NATIONAL – 3.96%
European Investment Bank
5.13%, 05/30/17	900,000	979,695

Security	Principal	Value
Inter-American Development Bank
5.13%, 09/13/16	$450,000	$490,018
International Bank for
Reconstruction & Development
4.13%, 08/12/09	900,000	924,048

		2,393,761

OFFICE & BUSINESS EQUIPMENT– 0.52%
Xerox Corp.
6.88%, 08/15/11	300,000	317,615

		317,615

OIL & GAS – 4.34%
Anadarko Petroleum Corp.
5.95%, 09/15/16	300,000	310,619
Apache Corp.
5.25%, 04/15/13	150,000	157,872
Canadian Natural Resources Ltd.
6.25%, 03/15/38	90,000	85,246
ConocoPhillips Holding Co.
6.95%, 04/15/29	600,000	686,658
Devon Energy Corp.
7.95%, 04/15/32	300,000	367,028
Enterprise Products Operating LP
5.60%, 10/15/14	330,000	329,505
Hess Corp.
7.13%, 03/15/33	72,000	79,834
Nexen Inc.
6.40%, 05/15/37	90,000	85,679
Pemex Project Funding Master Trust
6.63%, 06/15/35	300,000	308,835
Valero Energy Corp.
7.50%, 04/15/32	150,000	158,502
XTO Energy Inc.
6.10%, 04/01/36	60,000	58,745

		2,628,523

OIL & GAS SERVICES – 0.16%
Weatherford International Inc.
6.35%, 06/15/17	90,000	94,654

		94,654

PHARMACEUTICALS – 2.39%
Abbott Laboratories
5.88%, 05/15/16	150,000	161,069

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
AmerisourceBergen Corp.
5.88%, 09/15/15	$150,000	$150,892
AstraZeneca PLC
5.90%, 09/15/17	240,000	258,181
Bristol-Myers Squibb Co.
5.88%, 11/15/36	150,000	144,287
Eli Lilly and Co.
5.55%, 03/15/37	120,000	114,056
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	150,000	144,977
Wyeth
5.50%, 02/01/14	456,000	471,632

		1,445,094

PIPELINES – 0.83%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	210,000	200,566
6.75%, 03/15/11	90,000	95,160
ONEOK Partners LP
6.65%, 10/01/36	90,000	86,031
Southern Natural Gas Co.
5.90%, 04/01/17[a]	120,000	118,534

		500,291

REAL ESTATE – 0.36%
ERP Operating LP
5.75%, 06/15/17	240,000	219,347

		219,347

REAL ESTATE INVESTMENT TRUSTS – 0.65%
iStar Financial Inc.
5.88%, 03/15/16	150,000	118,500
ProLogis
5.63%, 11/15/16	150,000	135,560
Simon Property Group LP
5.10%, 06/15/15	150,000	138,552

		392,612

RETAIL – 2.89%
Costco Wholesale Corp.
5.50%, 03/15/17	120,000	124,087
CVS Caremark Corp.
6.13%, 08/15/16	90,000	94,529
Federated Retail Holdings Inc.
5.90%, 12/01/16	300,000	270,881

Security	Principal	Value
Home Depot Inc.
5.40%, 03/01/16	$300,000	$280,977
Target Corp.
6.35%, 11/01/32	240,000	226,906
Wal-Mart Stores Inc.
4.55%, 05/01/13	600,000	617,992
5.25%, 09/01/35	150,000	132,946

		1,748,318

SAVINGS & LOANS – 0.21%
Washington Mutual Inc.
5.25%, 09/15/17	150,000	125,250

		125,250

SOFTWARE – 0.50%
Oracle Corp.
5.25%, 01/15/16	300,000	303,915

		303,915

TELECOMMUNICATIONS – 9.20%
AT&T Inc.
6.30%, 01/15/38	90,000	88,684
AT&T Wireless Services Inc.
7.88%, 03/01/11	600,000	662,394
BellSouth Corp.
6.00%, 11/15/34	300,000	285,120
British Telecom PLC
9.13%, 12/15/30	120,000	155,629
Cisco Systems Inc.
5.50%, 02/22/16	156,000	161,531
Deutsche Telekom International Finance AG
8.00%, 06/15/10	390,000	422,101
8.25%, 06/15/30	90,000	110,496
Embarq Corp.
7.08%, 06/01/16	300,000	293,667
France Telecom SA
8.50%, 03/01/31	300,000	380,100
Qwest Corp.
6.88%, 09/15/33	30,000	25,800
8.88%, 03/15/12	120,000	125,400
Rogers Wireless Inc.
6.38%, 03/01/14	90,000	92,471
SBC Communications Inc.
5.88%, 02/01/12	600,000	634,759

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Sprint Capital Corp.
6.88%, 11/15/28	$240,000	$169,209
7.63%, 01/30/11	150,000	131,208
Telecom Italia Capital SA
4.00%, 01/15/10	420,000	416,722
Telefonica Europe BV
8.25%, 09/15/30	300,000	366,211
Verizon Communications Inc.
5.55%, 02/15/16	300,000	307,230
Verizon Global Funding Corp.
7.25%, 12/01/10	450,000	492,151
Vodafone Group PLC
5.75%, 03/15/16	240,000	243,132

		5,564,015

TEXTILES – 0.48%
Mohawk Industries Inc.
6.13%, 01/15/16	300,000	292,655

		292,655

TRANSPORTATION – 0.99%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	210,000	202,849
CSX Corp.
6.75%, 03/15/11	300,000	318,944
Norfolk Southern Corp.
7.05%, 05/01/37	72,000	77,551

		599,344

TOTAL CORPORATE BONDS & NOTES (Cost: $54,861,725)		55,524,569

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.52%
Hydro - Quebec
8.05%, 07/07/24	132,000	172,066
Italy (Republic of)
4.75%, 01/25/16	750,000	787,500
6.00%, 02/22/11	750,000	815,080
Quebec (Province of)
5.00%, 03/01/16	300,000	316,872
7.50%, 09/15/29	300,000	392,100

Security	Shares or Principal	Value
United Mexican States
6.38%, 01/16/13	$456,000	$498,750
7.50%, 04/08/33	300,000	359,535

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,206,870)		3,341,903

MUNICIPAL DEBT OBLIGATIONS – 0.97%

ILLINOIS – 0.97%
Illinois State
5.10%, 06/01/33	600,000	588,912

		588,912

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $561,874)		588,912

SHORT-TERM INVESTMENTS – 0.26%

MONEY MARKET FUNDS – 0.26%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[c,d]	157,254	157,254

		157,254

TOTAL SHORT-TERM INVESTMENTS (Cost: $157,254)		157,254

TOTAL INVESTMENTS IN SECURITIES – 98.54% (Cost: $58,787,723)		59,612,638

Other Assets, Less Liabilities – 1.46%		880,792

NET ASSETS – 100.00%		$60,493,430

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 34.86%

AEROSPACE & DEFENSE – 0.20%
United Technologies Corp.
5.38%, 12/15/17	$300,000	$312,698

		312,698

AGRICULTURE – 0.10%
Reynolds American Inc.
6.75%, 06/15/17	150,000	153,339

		153,339

AUTO MANUFACTURERS – 0.20%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	285,000	307,396

		307,396

BANKS – 5.48%
Bank of America Corp.
4.50%, 08/01/10	645,000	664,537
4.88%, 01/15/13	1,125,000	1,160,470
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	450,000	465,059
Capital One Financial Corp.
5.70%, 09/15/11	285,000	271,395
Deutsche Bank AG London
6.00%, 09/01/17	300,000	317,903
KfW Bankengruppe
4.25%, 06/15/10	1,290,000	1,341,020
4.88%, 01/17/17	375,000	399,499
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	375,000	407,251
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	300,000	292,988
UBS AG Stamford Branch
5.88%, 12/20/17	450,000	472,137
US Bank N.A.
4.80%, 04/15/15	555,000	545,905

Security	Principal	Value
Wachovia Corp.
5.30%, 10/15/11	$300,000	$310,942
5.75%, 06/15/17	450,000	450,721
Wells Fargo & Co.
4.88%, 01/12/11	1,500,000	1,535,013

		8,634,840

BEVERAGES – 0.44%
Coca-Cola Co. (The)
5.35%, 11/15/17	375,000	394,518
Diageo Finance BV
5.30%, 10/28/15	300,000	304,196

		698,714

BIOTECHNOLOGY – 0.18%
Amgen Inc.
4.00%, 11/18/09	285,000	288,825

		288,825

BUILDING MATERIALS – 0.18%
CRH America Inc.
5.30%, 10/15/13	165,000	162,610
Masco Corp.
6.13%, 10/03/16	120,000	113,105

		275,715

CHEMICALS – 0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	120,000	128,644
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	150,000	154,151

		282,795

COMMERCIAL SERVICES – 0.23%
McKesson Corp.
5.70%, 03/01/17	150,000	152,361
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	120,000	119,172
Western Union Co.
5.40%, 11/17/11	90,000	92,416

		363,949

COMPUTERS – 0.20%
International Business Machines Corp.
4.75%, 11/29/12	300,000	313,278

		313,278

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 10.25%
American Express Co.
4.88%, 07/15/13	$180,000	$181,025
6.80%, 09/01/16	120,000	116,794
American General Finance Corp.
5.38%, 10/01/12	750,000	743,149
Bear Stearns
Companies Inc. (The)
5.70%, 11/15/14	555,000	510,538
Boeing Capital Corp.
6.10%, 03/01/11	210,000	224,788
CIT Group Inc.
5.40%, 02/13/12	450,000	412,542
Citigroup Inc.
6.00%, 02/21/12	1,665,000	1,764,053
Countrywide Financial Corp.
5.80%, 06/07/12	75,000	67,312
6.25%, 05/15/16[a]	75,000	63,750
Credit Suisse USA Inc.
5.38%, 03/02/16	750,000	752,362
General Electric Capital Corp.
4.13%, 09/01/09	1,665,000	1,693,827
5.00%, 01/08/16	285,000	285,420
5.88%, 02/15/12	750,000	800,892
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	1,500,000	1,485,352
HSBC Finance Corp.
5.50%, 01/19/16	1,125,000	1,098,525
John Deere Capital Corp.
7.00%, 03/15/12	240,000	268,001
JPMorgan Chase & Co.
5.75%, 01/02/13	1,125,000	1,195,347
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	270,000	261,830
5.75%, 07/18/11	555,000	570,326
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	750,000	733,159
Morgan Stanley
5.75%, 10/18/16	300,000	301,472
6.75%, 04/15/11	945,000	1,007,576
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	285,000	315,018

Security	Principal	Value
SLM Corp.
5.38%, 05/15/14	$255,000	$220,066
Svensk Exportkredit AB
4.50%, 09/27/10	750,000	783,960
Toyota Motor Credit Corp.
4.25%, 03/15/10	285,000	291,783

		16,148,867

ELECTRIC – 1.76%
Constellation Energy Group Inc.
4.55%, 06/15/15	270,000	246,745
Dominion Resources Inc.
5.15%, 07/15/15	285,000	284,530
Duke Capital LLC
6.25%, 02/15/13	285,000	301,707
Duke Energy Corp.
6.25%, 01/15/12	105,000	112,992
Exelon Corp.
4.90%, 06/15/15	285,000	272,741
Exelon Generation Co. LLC
5.35%, 01/15/14	285,000	279,697
Pacific Gas and Electric Co.
4.80%, 03/01/14	555,000	554,252
Progress Energy Inc.
7.10%, 03/01/11	555,000	600,699
TXU Electric Delivery Co.
6.38%, 01/15/15	120,000	121,644

		2,775,007

FOOD – 1.04%
General Mills Inc.
6.00%, 02/15/12	120,000	126,220
Kraft Foods Inc.
6.13%, 02/01/18	225,000	227,420
6.25%, 06/01/12	300,000	316,489
Kroger Co. (The)
6.80%, 04/01/11	150,000	160,256
Safeway Inc.
7.50%, 09/15/09	555,000	586,796
Sara Lee Corp.
6.25%, 09/15/11	90,000	94,640
Unilever Capital Corp.
7.13%, 11/01/10	120,000	132,631

		1, 644,452

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.12%
Weyerhaeuser Co.
6.75%, 03/15/12	$180,000	$187,039

		187,039
HEALTH CARE-SERVICES – 0.27%
UnitedHealth Group Inc.
4.88%, 03/15/15	120,000	114,817
WellPoint Inc.
5.00%, 01/15/11	300,000	311,462

		426,279

HOLDING COMPANIES-DIVERSIFIED – 0.03%
Capmark Financial Group Inc.
6.30%, 05/10/17[b]	75,000	49,500

		49,500

HOUSEHOLD PRODUCTS & WARES – 0.18%
Fortune Brands Inc.
5.13%, 01/15/11	285,000	285,152

		285,152

INSURANCE – 1.43%
Allstate Corp. (The)
5.00%, 08/15/14	150,000	147,755
American International Group Inc.
5.60%, 10/18/16	300,000	301,483
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	525,000	525,696
Genworth Financial Inc.
6.15%, 11/15/16	285,000	243,926
Lincoln National Corp.
7.00%, 05/17/16	165,000	159,728
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	285,000	292,579
MetLife Inc.
5.00%, 06/15/15	285,000	279,423
Prudential Financial Inc.
5.10%, 09/20/14	300,000	294,655

		2,245,245

MACHINERY – 0.28%
Caterpillar Inc.
5.70%, 08/15/16	420,000	443,732

		443,732

Security	Principal	Value
MANUFACTURING – 0.37%
General Electric Co.
5.00%, 02/01/13	$555,000	$578,212

		578,212

MEDIA – 1.42%
AOL Time Warner Inc.
6.88%, 05/01/12	285,000	300,443
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	555,000	627,433
Cox Communications Inc.
4.63%, 01/15/10	285,000	289,525
News America Inc.
5.30%, 12/15/14	270,000	272,641
Time Warner Cable Inc.
5.85%, 05/01/17	150,000	148,145
Viacom Inc.
6.25%, 04/30/16	150,000	147,859
6.63%, 05/15/11	120,000	124,431
Walt Disney Co. (The)
6.38%, 03/01/12	300,000	327,226

		2,237,703

MINING – 0.50%
Alcoa Inc.
5.55%, 02/01/17	75,000	72,811
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	555,000	558,666
Vale Overseas Ltd.
6.25%, 01/11/16	150,000	151,129

		782,606
MULTI-NATIONAL – 1.81%
European Investment Bank
4.63%, 05/15/14	1,665,000	1,773,009
Inter-American Development Bank
5.13%, 09/13/16	555,000	604,356
International Bank for Reconstruction & Development
4.13%, 08/12/09	465,000	477,425

		2,854,790

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.19%
Xerox Corp.
6.88%, 08/15/11	$285,000	$301,735

		301,735

OIL & GAS – 1.07%
Anadarko Petroleum Corp.
5.95%, 09/15/16	270,000	279,557
Apache Corp.
5.25%, 04/15/13	150,000	157,872
Conoco Funding Co.
6.35%, 10/15/11	555,000	605,337
Devon Financing Corp. ULC
6.88%, 09/30/11	150,000	163,191
Enterprise Products Operating LP
5.60%, 10/15/14	315,000	314,527
XTO Energy Inc.
6.25%, 04/15/13	150,000	162,934

		1,683,418

OIL & GAS SERVICES – 0.08%
Weatherford International Inc.
6.35%, 06/15/17	120,000	126,205

		126,205

PHARMACEUTICALS – 1.11%
Abbott Laboratories
5.15%, 11/30/12	300,000	319,394
5.38%, 05/15/09	300,000	306,079
AmerisourceBergen Corp.
5.88%, 09/15/15	60,000	60,357
AstraZeneca PLC
5.40%, 09/15/12	450,000	479,703
Wyeth
5.50%, 02/01/14	555,000	574,026

		1,739,559

PIPELINES – 0.10%
Kinder Morgan
Energy Partners LP
6.75%, 03/15/11	150,000	158,599

		158,599

REAL ESTATE – 0.09%
ERP Operating LP
5.13%, 03/15/16	150,000	133,553

		133,553

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.64%
Boston Properties LP
6.25%, 01/15/13	$150,000	$154,724
iStar Financial Inc.
5.88%, 03/15/16	180,000	142,200
ProLogis
5.63%, 11/15/16	120,000	108,448
Simon Property Group LP
5.60%, 09/01/11	600,000	607,543

		1,012,915

RETAIL – 1.17%
Costco Wholesale Corp.
5.30%, 03/15/12	90,000	94,828
CVS Caremark Corp.
6.30%, 06/01/12	240,000	218,400
Federated Retail Holdings Inc.
5.90%, 12/01/16	210,000	189,616
Home Depot Inc.
5.40%, 03/01/16	285,000	266,928
Target Corp.
6.00%, 01/15/18	300,000	315,346
Wal-Mart Stores Inc.
4.55%, 05/01/13	450,000	463,494
6.88%, 08/10/09	285,000	300,931

		1,849,543

SAVINGS & LOANS – 0.09%
Washington Mutual Inc.
5.25%, 09/15/17	165,000	137,775

		137,775

SOFTWARE – 0.27%
Oracle Corp.
5.25%, 01/15/16	420,000	425,480

		425,480

TELECOMMUNICATIONS – 2.88%
AT&T Wireless Services Inc.
7.88%, 03/01/11	285,000	314,637
Cisco Systems Inc.
5.50%, 02/22/16	555,000	574,678
Deutsche Telekom
International Finance AG
8.00%, 06/15/10	285,000	308,458

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Embarq Corp.
7.08%, 06/01/16	$210,000	$205,567
France Telecom SA
7.75%, 03/01/11	285,000	311,959
Rogers Wireless Inc.
6.38%, 03/01/14	150,000	154,119
SBC Communications Inc.
5.88%, 02/01/12	555,000	587,152
Sprint Capital Corp.
8.38%, 03/15/12	285,000	249,269
Sprint Nextel Corp.
6.00%, 12/01/16	150,000	110,992
Telecom Italia Capital SA
4.00%, 01/15/10	555,000	550,668
Telefonica Europe BV
7.75%, 09/15/10	285,000	309,571
Verizon Communications Inc.
5.55%, 02/15/16	555,000	568,376
Vodafone Group PLC
5.75%, 03/15/16	285,000	288,720

		4,534,166

TEXTILES – 0.13%
Mohawk Industries Inc.
6.13%, 01/15/16	210,000	204,858

		204,858

TRANSPORTATION – 0.19%
CSX Corp.
6.75%, 03/15/11	285,000	302,997

		302,997

TOTAL CORPORATE BONDS & NOTES (Cost: $53,891,176)		54,900,936

FOREIGN GOVERNMENT BONDS & NOTES[c] – 1.91%
Italy (Republic of)
6.00%, 02/22/11	1,665,000	1,809,479
Quebec (Province of)
5.00%, 03/01/16	555,000	586,213
United Mexican States
6.38%, 01/16/13	555,000	607,031

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $2,867,946)		3,002,723

Security	Shares or Principal	Value
U.S. GOVERNMENT& AGENCY OBLIGATIONS – 62.12%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 21.83%
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11	$2,070,000	$2,101,323
4.50%, 01/15/13[a]	5,100,000	5,361,852
5.00%, 01/16/09	5,798,000	5,933,158
Federal National Mortgage Association
5.00%, 04/15/15[a]	3,000,000	3,207,630
5.38%, 06/12/17	1,050,000	1,143,385
6.38%, 06/15/09	900,000	945,937
7.25%, 01/15/10[a]	14,400,000	15,684,650

		34,377,935
U.S. GOVERNMENT OBLIGATIONS – 40.29%
U.S. Treasury Notes
4.50%, 02/15/09[a]	7,425,000	7,618,422
4.75%, 05/15/14[a]	10,665,000	11,837,190
4.88%, 07/31/11[a]	11,700,000	12,800,501
4.88%, 08/15/16[a]	15,045,000	16,684,454
6.00%, 08/15/09[a]	13,650,000	14,517,457

		63,458,024

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $93,241,475)		97,835,959

SHORT-TERM INVESTMENTS – 40.12%

MONEY MARKET FUNDS – 40.12%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[d,e]	4,039,059	4,039,059
BGI Cash Premier Fund LLC 3.63%d, [e,f]	59,157,710	59,157,710

		63,196,769

TOTAL SHORT–TERM INVESTMENTS (Cost: $63,196,769) 63,196,769

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 139.01% (Cost: $213,197,366)	$218,936,387

Other Assets, Less Liabilities – (39.01)%	(61,436,717)

NET ASSETS – 100.00%	$157,499,670

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven–day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 36.61%

AEROSPACE & DEFENSE – 0.20%
Lockheed Martin Corp.
6.15%, 09/01/36	$50,000	$50,959
United Technologies Corp.
6.05%, 06/01/36	50,000	51,519

		102,478

AGRICULTURE – 0.10%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	30,000	26,186
Reynolds American Inc.
7.25%, 06/15/37	25,000	24,671

		50,857

AUTO MANUFACTURERS – 0.41%
DaimlerChrysler North America
Holding Corp.
6.50%, 11/15/13	200,000	215,717

		215,717

BANKS – 5.15%
BAC Capital Trust XI
6.63%, 05/23/36	100,000	97,088
Bank of America Corp.
4.50%, 08/01/10	395,000	406,965
4.88%, 01/15/13	100,000	103,153
Capital One Financial Corp.
5.70%, 09/15/11	100,000	95,226
Deutsche Bank AG London
6.00%, 09/01/17	100,000	105,968
HSBC Holdings PLC
6.50%, 05/02/36	100,000	96,143
KfW Bankengruppe
4.25%, 06/15/10	50,000	51,977
5.13%, 03/14/16	300,000	325,365
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	100,000	108,600
National City Corp.
6.88%, 05/15/19	100,000	93,325
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	200,000	195,325

Security	Principal	Value
US Bank N.A.
4.80%, 04/15/15	$200,000	$196,722
Wachovia Corp.
5.30%, 10/15/11	150,000	155,471
5.75%, 06/15/17	250,000	250,401
Wells Fargo & Co.
4.88%, 01/12/11	395,000	404,220

		2,685,949

BEVERAGES – 0.50%
Coca-Cola Co. (The)
5.35%, 11/15/17	125,000	131,506
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	30,000	37,304
Diageo Capital PLC
5.88%, 09/30/36	40,000	37,866
Pepsi Bottling Group Inc.
7.00%, 03/01/29	50,000	56,192

		262,868

BIOTECHNOLOGY – 0.10%
Amgen Inc.
4.00%, 11/18/09	50,000	50,671

		50,671

BUILDING MATERIALS – 0.19%
CRH America Inc.
5.30%, 10/15/13	100,000	98,552

		98,552

CHEMICALS – 0.49%
Dow Chemical Co. (The)
6.00%, 10/01/12	200,000	214,408
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	40,000	40,769

		255,177

COMMERCIAL SERVICES – 0.16%
McKesson Corp.
5.70%, 03/01/17	30,000	30,472
Western Union Co.
5.40%, 11/17/11	50,000	51,342

		81,814

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
COMPUTERS – 0.20%
International Business
Machines Corp.
4.75%, 11/29/12	$100,000	$104,426

		104,426

COSMETICS & PERSONAL CARE – 0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	25,000	24,615

		24,615

DIVERSIFIED FINANCIAL SERVICES – 8.58%
American Express Co.
6.80%, 09/01/16	40,000	38,931
American General Finance Corp.
5.38%, 10/01/12	300,000	297,260
Associates Corp. N.A.
6.95%, 11/01/18	150,000	165,117
Bear Stearns
Companies Inc. (The)
5.70%, 11/15/14	100,000	91,989
CIT Group Inc.
5.40%, 02/13/12	150,000	137,514
Citigroup Inc.
4.13%, 02/22/10	200,000	202,224
6.00%, 10/31/33	100,000	89,138
Countrywide Financial Corp.
5.80%, 06/07/12	50,000	44,875
Credit Suisse USA Inc.
5.38%, 03/02/16	110,000	110,346
General Electric Capital Corp.
4.13%, 09/01/09	300,000	305,194
5.63%, 09/15/17	150,000	155,015
6.75%, 03/15/32	140,000	151,234
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	145,000	143,584
6.35%, 02/15/34	100,000	88,857
6.88%, 01/15/11	300,000	323,145
HSBC Finance Corp.
5.50%, 01/19/16	250,000	244,117
International Lease Finance Corp.
5.63%, 09/20/13	85,000	85,288
John Deere Capital Corp.
7.00%, 03/15/12	75,000	83,750

Security	Principal	Value
JP Morgan Chase Capital XV
5.88%, 03/15/35	$225,000	$188,341
JPMorgan Chase & Co.
5.38%, 10/01/12	150,000	157,896
5.75%, 01/02/13	150,000	159,380
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	115,000	115,811
5.50%, 04/04/16	145,000	140,612
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	100,000	103,129
6.40%, 08/28/17	150,000	154,008
Morgan Stanley
5.05%, 01/21/11	100,000	101,598
5.75%, 10/18/16	200,000	200,982
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	145,000	160,273
SLM Corp.
5.38%, 05/15/14	100,000	86,300
Toyota Motor Credit Corp.
4.25%, 03/15/10	145,000	148,451

		4,474,359

ELECTRIC – 2.22%
Constellation Energy Group Inc.
4.55%, 06/15/15	75,000	68,540
Dominion Resources Inc.
5.15%, 07/15/15	145,000	144,761
Duke Capital LLC
6.25%, 02/15/13	75,000	79,397
Duke Energy Corp.
6.25%, 01/15/12	50,000	53,805
Exelon Corp.
4.90%, 06/15/15	80,000	76,559
Exelon Generation Co. LLC
5.35%, 01/15/14	75,000	73,604
FirstEnergy Corp.
7.38%, 11/15/31	100,000	108,467
FPL Group Capital Inc.
5.63%, 09/01/11	50,000	52,293
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	98,889

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
Pacific Gas and Electric Co.
4.80%, 03/01/14	$90,000	$89,879
Progress Energy Inc.
7.10%, 03/01/11	145,000	156,939
PSEG Power LLC
8.63%, 04/15/31	30,000	36,297
Southern California Edison Co.
6.00%, 01/15/34	70,000	70,374
TXU Electric Delivery Co.
7.00%, 09/01/22	50,000	50,414

		1,160,218

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.
7.00%, 07/15/28	20,000	20,640

		20,640

FOOD – 0.67%
Kraft Foods Inc.
6.25%, 06/01/12	100,000	105,496
Kroger Co. (The)
5.50%, 02/01/13	50,000	51,952
Safeway Inc.
7.50%, 09/15/09	90,000	95,156
Unilever Capital Corp.
5.90%, 11/15/32	100,000	98,981

		351,585

FOREST PRODUCTS & PAPER – 0.18%
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	93,281

		93,281

GAS – 0.05%
ONEOK Inc.
6.00%, 06/15/35	30,000	26,503

		26,503

HEALTH CARE-SERVICES – 0.36%
UnitedHealth Group Inc.
5.80%, 03/15/36	25,000	21,585
WellPoint Inc.
5.00%, 01/15/11	160,000	166,113

		187,698

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.36%
Fortune Brands Inc.
5.13%, 01/15/11	$50,000	$50,027
Kimberly-Clark Corp.
6.13%, 08/01/17	125,000	135,198

		185,225

INSURANCE – 1.27%
Allstate Corp. (The)
5.55%, 05/09/35	100,000	86,705
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100,000	100,133
Genworth Financial Inc.
6.15%, 11/15/16	100,000	85,588
Lincoln National Corp.
7.00%, 05/17/16	50,000	48,402
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	100,000	102,659
MetLife Inc.
5.00%, 06/15/15	200,000	196,086
Prudential Financial Inc.
5.70%, 12/14/36	50,000	43,318

		662,891

MACHINERY – 0.41%
Caterpillar Inc.
5.70%, 08/15/16	200,000	211,301

		211,301

MANUFACTURING – 0.40%
General Electric Co.
5.00%, 02/01/13	200,000	208,365

		208,365

MEDIA – 1.97%
AOL Time Warner Inc.
6.88%, 05/01/12	80,000	84,335
Comcast Cable Communications
Holdings Inc.
8.38%, 03/15/13	145,000	163,924
Comcast Corp.
6.45%, 03/15/37	100,000	95,848
Cox Communications Inc.
4.63%, 01/15/10	80,000	81,270

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
News America Inc.
5.30%, 12/15/14	$145,000	$146,418
Time Warner Cable Inc.
6.55%, 05/01/37	40,000	38,691
Time Warner Inc.
7.70%, 05/01/32	100,000	108,229
Viacom Inc.
6.25%, 04/30/16	50,000	49,286
7.88%, 07/30/30	100,000	100,476
Walt Disney Co. (The)
6.38%, 03/01/12	145,000	158,159

		1,026,636

MINING – 0.53%
Alcoa Inc.
5.55%, 02/01/17	30,000	29,124
5.95%, 02/01/37	30,000	26,589

BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	145,000	145,958
Vale Overseas Ltd.
6.25%, 01/23/17	75,000	75,013

		276,684

MULTI-NATIONAL – 2.16%
European Investment Bank
4.63%, 05/15/14	300,000	319,461
Inter-American Development Bank
5.13%, 09/13/16	150,000	163,339
International Bank for
Reconstruction & Development
4.13%, 08/12/09	625,000	641,700

		1,124,500

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.
6.88%, 08/15/11	100,000	105,872

		105,872

OIL & GAS – 1.59%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	103,540
Apache Corp.
5.25%, 04/15/13	50,000	52,624

Security	Principal	Value
Canadian Natural Resources Ltd.
6.25%, 03/15/38	$30,000	$28,415
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	228,886
Devon Energy Corp.
7.95%, 04/15/32	100,000	122,343
Enterprise Products Operating LP
5.60%, 10/15/14	110,000	109,835
Hess Corp.
7.13%, 03/15/33	25,000	27,720
Pemex Project Funding
Master Trust
6.63%, 06/15/35	100,000	102,945
Valero Energy Corp.
7.50%, 04/15/32	50,000	52,834

		829,142

PHARMACEUTICALS – 1.20%
Abbott Laboratories
5.60%, 05/15/11	125,000	133,073
5.88%, 05/15/16	50,000	53,690
AmerisourceBergen Corp.
5.88%, 09/15/15	50,000	50,297
AstraZeneca PLC
5.40%, 09/15/12	100,000	106,601
Bristol-Myers Squibb Co.
5.88%, 11/15/36	50,000	48,096
Eli Lilly and Co.
5.55%, 03/15/37	40,000	38,019
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50,000	48,326
Wyeth
5.50%, 02/01/14	145,000	149,971

		628,073

PIPELINES – 0.18%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	70,000	66,855
6.75%, 03/15/11	25,000	26,433

		93,288

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.72%
iStar Financial Inc.
5.88%, 03/15/16	$100,000	$79,000
ProLogis
5.63%, 11/15/16	50,000	45,187
Simon Property Group LP
5.60%, 09/01/11	250,000	253,143

		377,330

RETAIL – 1.43%
Costco Wholesale Corp.
5.50%, 03/15/17	40,000	41,362
CVS Caremark Corp.
6.13%, 08/15/16	30,000	31,510
Federated Retail Holdings Inc.
5.90%, 12/01/16	100,000	90,294
Home Depot Inc.
5.40%, 03/01/16	100,000	93,659
5.88%, 12/16/36	125,000	102,294
Wal-Mart Stores Inc.
4.55%, 05/01/13	375,000	386,245

		745,364

SAVINGS & LOANS – 0.04%
Washington Mutual Inc.
5.25%, 09/15/17	25,000	20,875

		20,875

SOFTWARE – 0.19%
Oracle Corp.
5.25%, 01/15/16	100,000	101,305

		101,305

TELECOMMUNICATIONS – 3.68%
AT&T Wireless Services Inc.
7.88%, 03/01/11	200,000	220,798
BellSouth Corp.
6.00%, 11/15/34	100,000	95,040
British Telecom PLC
9.13%, 12/15/30	40,000	51,876
Cisco Systems Inc.
5.50%, 02/22/16	50,000	51,773
Deutsche Telekom International Finance AG
8.00%, 06/15/10	125,000	135,289
8.25%, 06/15/30	30,000	36,832

Security	Principal	Value
Embarq Corp.
7.08%, 06/01/16	$100,000	$97,889
France Telecom SA
8.50%, 03/01/31	100,000	126,700
Qwest Corp.
6.88%, 09/15/33	15,000	12,900
8.88%, 03/15/12	40,000	41,800
Rogers Wireless Inc.
6.38%, 03/01/14	30,000	30,824
SBC Communications Inc.
5.88%, 02/01/12	200,000	211,586
Sprint Capital Corp.
6.88%, 11/15/28	145,000	102,231
7.63%, 01/30/11	50,000	43,736
Telecom Italia Capital SA
4.00%, 01/15/10	200,000	198,439
Telefonica Europe BV
8.25%, 09/15/30	100,000	122,070
Verizon Communications Inc.
5.55%, 02/15/16	100,000	102,410
Verizon Global Funding Corp.
7.25%, 12/01/10	145,000	158,582
Vodafone Group PLC
5.75%, 03/15/16	80,000	81,044

		1,921,819

TEXTILES – 0.19%
Mohawk Industries Inc.
6.13%, 01/15/16	100,000	97,552

		97,552

TRANSPORTATION – 0.44%
Burlington Northern
Santa Fe Corp.
6.15%, 05/01/37	100,000	96,595
CSX Corp.
6.75%, 03/15/11	100,000	106,315
Norfolk Southern Corp.
7.05%, 05/01/37	25,000	26,928

		229,838

TOTAL CORPORATE BONDS & NOTES
(Cost: $19,019,452)		19,093,468

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

February 29, 2008

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[a] – 2.03%
Italy (Republic of)
6.00%, 02/22/11	$500,000	$543,387
Quebec (Province of)
5.00%, 03/01/16	100,000	105,624
7.50%, 09/15/29	100,000	130,700
United Mexican States
6.38%, 01/16/13	145,000	158,594
7.50%, 04/08/33	100,000	119,845

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,023,919)		1,058,150
MUNICIPAL DEBT OBLIGATIONS – 0.38%

ILLINOIS – 0.38%
Illinois State
5.10%, 06/01/33	200,000	196,304

		196,304

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $192,051)		196,304

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 59.70%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 19.15%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	500,000	525,672
4.50%, 01/15/15	625,000	649,775
6.25%, 07/15/32[b]	640,000	754,797
Federal National Mortgage Association
5.00%, 04/15/15[b]	1,200,000	1,283,052
7.25%, 01/15/10[b]	6,220,000	6,774,897

		9,988,193
U.S. GOVERNMENT OBLIGATIONS – 40.55%
U.S. Treasury Bonds
7.63%, 02/15/25[b]	3,505,000	4,926,278
8.13%, 08/15/19[b]	750,000	1,044,840

Security	Shares or Principal	Value
U.S. Treasury Notes
4.63%, 12/31/11[b]	$1,360,000	$1,483,570
4.63%, 11/15/16[b]	3,370,000	3,675,861
4.75%, 05/15/14[b]	2,400,000	2,663,784
6.00%, 08/15/09	6,915,000	7,354,448

		21,148,781

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $29,810,799)		31,136,974

SHORT-TERM INVESTMENTS – 32.55%

MONEY MARKET FUNDS – 32.55%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[c,d]	517,468	517,468
BGI Cash Premier Fund LLC 3.63%[c,d,e]	16,458,404	16,458,404

		16,975,872

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,975,872)		16,975,872

TOTAL INVESTMENTS IN SECURITIES – 131.27% (Cost: $67,022,093)		68,460,768

Other Assets, Less Liabilities – (31.27)%		(16,308,960)

NET ASSETS – 100.00%		$52,151,808

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven–day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® LEHMAN MBS BOND FUND

February 29, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 96.10%
MORTGAGE–BACKED SECURITIES – 96.10%
Federal Home Loan Mortgage Corp.
3.42%, 06/15/33	$370,777	$368,891
4.50%, 03/01/23[a]	20,475,000	20,443,008
5.00%, 03/01/23[a]	16,965,000	17,158,507
5.00%, 12/01/33	2,386,840	2,401,949
5.00%, 03/01/38[a]	56,004,000	55,128,938
5.50%, 03/01/23[a]	19,890,000	20,303,339
5.50%, 03/01/38[a]	41,847,000	42,075,851
6.00%, 03/01/38[a]	29,250,000	29,871,563
Federal National Mortgage Association
4.50%, 03/01/23[a]	14,625,000	14,629,569
5.00%, 03/01/23[a]	18,720,000	18,921,825
5.50%, 03/01/23[a]	11,895,000	12,155,203
5.50%, 03/01/38[a]	55,380,000	55,691,513
6.00%, 03/01/38[a]	24,765,000	25,295,126
6.50%, 03/01/38[a]	33,930,000	35,149,359
Government National Mortgage Association
3.42%, 05/16/29	1,764,175	1,762,688
5.00%, 03/01/38[a]	16,185,000	16,200,173
5.50%, 03/01/38[a]	8,775,000	8,965,582
6.00%, 03/01/38[a]	8,775,000	9,075,270

		385,598,354

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $384,299,659)		385,598,354

SHORT-TERM INVESTMENTS – 88.20%

MONEY MARKET FUNDS – 88.20%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%[b,c]	353,925,184	353,925,184

		353,925,184

TOTAL SHORT-TERM INVESTMENTS (Cost: $353,925,184)		353,925,184

Value
TOTAL INVESTMENTS IN SECURITIES – 184.30% (Cost: $738,224,843)	$739,523,538

Other Assets, Less Liabilities – (84.30)%	(338,264,625)

NET ASSETS – 100.00%	$401,258,913

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 24.39%

AEROSPACE & DEFENSE – 0.25%
United Technologies Corp.
4.38%, 05/01/10	$20,750,000	$21,393,402

		21,393,402
AGRICULTURE – 0.10%
Reynolds American Inc.
6.75%, 06/15/17	8,300,000	8,484,776

		8,484,776
AUTO MANUFACTURERS – 0.26%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	20,750,000	22,636,271

		22,636,271
BANKS – 3.95%
Bank of America Corp.
4.50%, 08/01/10	41,500,000	42,757,050
4.88%, 01/15/13	20,750,000	21,404,226
6.00%, 09/01/17	16,600,000	17,362,604
Capital One Financial Corp.
6.15%, 09/01/16	20,750,000	19,287,869
Deutsche Bank AG London
6.00%, 09/01/17	12,450,000	13,192,958
HSBC Holdings PLC
6.50%, 09/15/37	8,300,000	7,924,881
JP Morgan Chase Bank N.A.
5.88%, 06/13/16	20,750,000	21,643,995
KfW Bankengruppe
4.25%, 06/15/10	41,500,000	43,141,329
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	16,600,000	18,027,664
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	20,750,000	20,264,983
Swedish Export Credit Corp.
5.00%, 05/22/09	8,300,000	8,559,375
US Bank N.A.
4.95%, 10/30/14	20,750,000	20,718,173
Wachovia Corp.
5.25%, 08/01/14	41,500,000	40,666,834

Security	Principal	Value
Wells Fargo & Co.
4.88%, 01/12/11	$20,750,000	$21,234,341
5.00%, 11/15/14	20,750,000	20,776,402

		336,962,684
BEVERAGES – 0.35%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	8,300,000	10,320,708
Diageo Finance BV
5.30%, 10/28/15	12,450,000	12,624,149
Pepsi Bottling Group Inc.
7.00%, 03/01/29	5,810,000	6,529,510

		29,474,367
BUILDING MATERIALS – 0.09%
CRH America Inc.
6.00%, 09/30/16	8,300,000	7,989,657

		7,989,657

CHEMICALS – 0.10%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	8,300,000	8,459,589

		8,459,589

COMPUTERS – 0.35%
International Business Machines Corp.
4.25%, 09/15/09	20,750,000	21,219,833
5.70%, 09/14/17	8,300,000	8,751,608

		29,971,441

COSMETICS & PERSONAL CARE – 0.10%
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,300,000	8,172,176

		8,172,176

DIVERSIFIED FINANCIAL SERVICES – 8.06%
American Express Co.
4.88%, 07/15/13	20,750,000	20,868,192
6.80%, 09/01/16	9,130,000	8,886,080
American General Finance Corp.
5.38%, 10/01/12	41,500,000	41,120,905
Ameriprise Financial Inc.
5.35%, 11/15/10	20,750,000	21,657,000

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Principal	Value
Boeing Capital Corp.
5.80%, 01/15/13	$20,750,000	$22,528,569
Caterpillar Financial Services Corp.
4.30%, 06/01/10	4,150,000	4,258,469
CITGroup Funding Co. of Canada
4.65%, 07/01/10	41,500,000	39,402,767
Citigroup Inc.
6.00%, 02/21/12	70,550,000	74,747,109
Countrywide Home Loans Inc.
4.00%, 03/22/11	12,450,000	10,924,875
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	20,750,000	22,704,808
General Electric Capital Corp.
5.88%, 02/15/12	20,750,000	22,158,001
6.75%, 03/15/32	20,750,000	22,415,052
7.38%, 01/19/10	20,750,000	22,364,924
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	41,500,000	41,094,733
6.75%, 10/01/37	8,300,000	7,788,294
Household Finance Corp.
6.38%, 11/27/12	41,500,000	44,323,442
HSBC Finance Corp.
5.50%, 01/19/16	20,750,000	20,261,685
International Lease Finance Corp.
5.75%, 06/15/11	20,750,000	21,056,260
John Deere Capital Corp.
7.00%, 03/15/12	20,750,000	23,170,898
JPMorgan Chase & Co.
5.75%, 01/02/13	20,750,000	22,047,516
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	20,750,000	20,896,389
5.50%, 04/04/16	20,750,000	20,122,116
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	49,800,000	47,223,765

Security	Principal	Value
Morgan Stanley
5.05%, 01/21/11	$20,750,000	$21,081,663
5.30%, 03/01/13	41,500,000	42,315,870
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	12,450,000	13,761,334
SLM Corp.
5.38%, 05/15/14	9,130,000	7,879,210

		687,059,926

ELECTRIC – 1.44%
Constellation Energy Group Inc.
4.55%, 06/15/15	12,450,000	11,377,687
Dominion Resources Inc.
5.15%, 07/15/15	20,750,000	20,715,822
Duke Capital LLC
6.25%, 02/15/13	20,750,000	21,966,414
Exelon Generation Co. LLC
5.35%, 01/15/14	8,300,000	8,145,564
FirstEnergy Corp.
7.38%, 11/15/31	8,300,000	9,002,749
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	12,450,000	12,311,623
Pacific Gas and Electric Co.
6.05%, 03/01/34	8,300,000	8,237,016
Progress Energy Inc.
7.10%, 03/01/11	20,750,000	22,458,563
TXU Electric Delivery Co.
7.00%, 09/01/22	8,300,000	8,368,781

		122,584,219
FOOD – 0.23%
Kroger Co. (The)
5.50%, 02/01/13	8,300,000	8,624,114
Unilever Capital Corp.
5.90%, 11/15/32	10,790,000	10,680,080

		19,304,194
FOREST PRODUCTS & PAPER – 0.14%
Weyerhaeuser Co.
7.38%, 03/15/32	12,450,000	11,613,501

		11,613,501

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Principal	Value
HEALTH CARE-SERVICES – 0.23%
UnitedHealth Group Inc.
4.88%, 03/15/15	$12,450,000	$11,912,293
WellPoint Inc.
5.25%, 01/15/16	8,300,000	8,103,056

		20,015,349

HOLDING COMPANIES – DIVERSIFIED – 0.03%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	4,150,000	2,739,000

		2,739,000
INSURANCE – 1.14%
Allstate Corp. (The)
5.55%, 05/09/35	8,300,000	7,196,537
American International Group Inc.
6.25%, 03/15/37	8,300,000	6,903,767
Genworth Financial Inc.
5.75%, 06/15/14	20,750,000	20,665,719
Lincoln National Corp.
7.00%, 05/17/16	12,450,000	12,052,187
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	20,750,000	20,406,276
MetLife Inc.
5.00%, 06/15/15	20,750,000	20,343,941
Prudential Financial Inc.
5.10%, 09/20/14	4,150,000	4,076,061
Travelers Companies Inc. (The)
6.25%, 03/15/37	5,810,000	5,276,717

		96,921,205

MEDIA – 0.98%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	20,750,000	23,458,075
Comcast Corp.
6.45%, 03/15/37	8,300,000	7,955,370
News America Inc.
6.20%, 12/15/34	12,450,000	11,888,562
Time Warner Cable Inc.
6.55%, 05/01/37	8,300,000	8,028,449

Security	Principal	Value
Time Warner Inc.
7.70%, 05/01/32	$12,450,000	$13,474,524
Viacom Inc.
6.25%, 04/30/16	10,790,000	10,635,973
7.88%, 07/30/30	8,300,000	8,339,488

		83,780,441
MINING – 0.34%
Alcoa Inc.
6.00%, 01/15/12	12,450,000	12,903,590
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	8,300,000	8,354,822
Vale Overseas Ltd.
6.88%, 11/21/36	8,300,000	7,821,837

		29,080,249
MULTI-NATIONAL – 0.77%
European Investment Bank
4.63%, 05/15/14	41,500,000	44,192,105
Inter-American Development Bank
4.38%, 09/20/12	8,300,000	8,786,131
International Bank for Reconstruction & Development
4.13%, 08/12/09[b]	12,450,000	12,782,663

		65,760,899

OIL & GAS – 1.08%
Anadarko Petroleum Corp.
5.95%, 09/15/16	20,750,000	21,484,465
Apache Corp.
5.25%, 04/15/13	5,810,000	6,114,925
Canadian Natural Resources Ltd.
5.70%, 05/15/17	8,300,000	8,342,793
ConocoPhillips
5.90%, 10/15/32	20,750,000	21,131,938
Enterprise Products Operating LP
5.60%, 10/15/14	12,450,000	12,431,325
Hess Corp.
6.65%, 08/15/11	20,750,000	22,332,607

		91,838,053

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Principal	Value
PHARMACEUTICALS – 0.64%
Abbott Laboratories
5.88%, 05/15/16	$8,300,000	$8,912,510
AmerisourceBergen Corp.
5.88%, 09/15/15	12,450,000	12,524,005
AstraZeneca PLC
6.45%, 09/15/37	8,300,000	8,924,032
Bristol-Myers Squibb Co.
5.88%, 11/15/36	8,300,000	7,983,880
Eli Lilly and Co.
5.55%, 03/15/37	8,300,000	7,888,864
Wyeth
5.50%, 02/01/14	8,300,000	8,584,536

		54,817,827

PIPELINES – 0.10%
Kinder Morgan Energy
Partners LP
6.75%, 03/15/11	8,300,000	8,775,822

		8,775,822

REAL ESTATE INVESTMENT TRUSTS – 0.46%
Boston Properties LP
6.25%, 01/15/13	20,750,000	21,403,434
iStar Financial Inc.
5.88%, 03/15/16	12,450,000	9,835,500
Simon Property Group LP
5.10%, 06/15/15	8,300,000	7,666,526

		38,905,460

RETAIL – 0.97%
CVS Caremark Corp.
6.30%, 06/01/12	8,300,000	7,553,000
Federated Department
Stores Inc.
6.63%, 04/01/11	8,300,000	8,396,480
Home Depot Inc.
5.40%, 03/01/16	20,750,000	19,434,258
Target Corp.
7.00%, 01/15/38	16,600,000	17,218,904
Wal-Mart Stores Inc.
4.55%, 05/01/13	20,750,000	21,372,224
6.50%, 08/15/37	8,300,000	8,741,093

		82,715,959

Security	Principal	Value
SAVINGS & LOANS – 0.03%
Washington Mutual Inc.
5.25%, 09/15/17	$3,320,000	$2,772,200

		2,772,200

SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	12,450,000	12,612,453

		12,612,453

TELECOMMUNICATIONS – 1.87%
AT&T Wireless Services Inc.
7.88%, 03/01/11	9,960,000	10,995,742
BellSouth Corp.
6.00%, 11/15/34	20,750,000	19,720,786
Cisco Systems Inc.
5.25%, 02/22/11	8,300,000	8,682,432
Deutsche Telekom
International Finance AG
8.25%, 06/15/30	8,300,000	10,190,150
Embarq Corp.
7.08%, 06/01/16	12,450,000	12,187,191
Qwest Corp.
8.88%, 03/15/12	8,300,000	8,673,499
SBC Communications Inc.
5.88%, 02/01/12	20,750,000	21,952,090
Sprint Capital Corp.
8.38%, 03/15/12	20,750,000	18,148,529
Telecom Italia Capital SA
4.00%, 01/15/10	12,450,000	12,352,827
Verizon Global Funding Corp.
7.75%, 12/01/30	20,750,000	23,647,759
Vodafone Group PLC
5.63%, 02/27/17	12,450,000	12,492,454

		159,043,459

TRANSPORTATION – 0.18%
Burlington Northern
Santa Fe Corp.
6.15%, 05/01/37	4,150,000	4,008,681
CSX Corp.
6.00%, 10/01/36	12,450,000	10,976,753

		14,985,434

TOTAL CORPORATE BONDS & NOTES (Cost: $2,073,854,207)		2,078,870,013

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[c] – 1.37%
Italy (Republic of)
5.25%, 09/20/16	$20,750,000	$22,484,700
6.00%, 02/22/11	20,750,000	22,550,563
Quebec (Province of)
7.50%, 09/15/29	20,750,000	27,120,243
United Mexican States
5.63%, 01/15/17	20,750,000	21,606,767
6.38%, 01/16/13	12,450,000	13,617,188
6.75%, 09/27/34	8,300,000	9,163,200

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $111,417,696)		116,542,661

MUNICIPAL DEBT OBLIGATIONS – 0.24%

ILLINOIS – 0.24%
Illinois State
5.10%, 06/01/33	20,750,000	20,366,540

		20,366,540

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $19,873,868)		20,366,540

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 77.94%

MORTGAGE–BACKED SECURITIES – 36.42%
Federal Home Loan
Mortgage Corp.
4.50%, 03/01/23[d]	133,630,000	133,421,203
5.00%, 03/01/23[d]	126,990,000	128,438,480
5.00%, 03/01/38[d]	424,960,000	418,320,000
5.50%, 03/01/23[d]	147,740,000	150,810,222
5.50%, 03/01/38[d]	316,230,000	317,959,383
6.00%, 03/01/38[d]	218,290,000	222,928,662
Federal National
Mortgage Association
4.50%, 03/01/23[d]	133,630,000	133,671,759
5.00%, 03/01/23[d]	139,440,000	140,943,337
5.50%, 03/01/23[d]	87,980,000	89,904,562
5.50%, 03/01/38[d]	444,880,000	447,382,450
6.00%, 03/01/38[d]	322,040,000	328,933,669
6.50%, 03/01/38[d]	282,200,000	292,341,562

Security	Principal	Value
Government National
Mortgage Association
5.00%, 03/01/38[d]	$120,350,000	$120,462,828
5.50%, 03/01/38[d]	108,730,000	111,091,480
6.00%, 03/01/38[d]	64,740,000	66,955,322

		3,103,564,919

U.S. GOVERNMENT AGENCY OBLIGATIONS – 12.40%
Federal Home Loan
Mortgage Corp.
4.50%, 01/15/13[b]	170,150,000	178,886,113
4.75%, 03/05/09[b]	398,400,000	407,886,741
4.88%, 11/18/11[b]	70,550,000	75,189,559
6.25%, 07/15/32[b]	103,750,000	122,359,742
Federal National
Mortgage Association
5.00%, 04/15/15[b]	53,950,000	57,683,869
5.00%, 05/11/17[b]	31,540,000	33,510,543
5.56%, 02/01/36	33,690,771	34,408,047
7.25%, 01/15/10[b]	134,460,000	146,455,419

		1,056,380,033

U.S. GOVERNMENT OBLIGATIONS – 29.12%
U.S. Treasury Bonds
5.00%, 05/15/37[b]	64,740,000	70,989,999
6.25%, 05/15/30[b]	63,910,000	80,763,069
7.50%, 11/15/16	54,780,000	71,227,692
7.63%, 02/15/25[b]	184,260,000	258,977,431
8.13%, 08/15/19[b]	132,800,000	185,006,331
U.S. Treasury Notes
3.50%, 02/15/10[b]	258,130,000	267,391,697
3.63%, 10/31/09[b]	390,100,000	402,930,366
4.00%, 09/30/09	224,930,000	233,337,881
4.50%, 02/15/09[b]	197,540,000	202,685,939
4.50%, 05/15/10[b]	80,510,000	85,491,150
4.75%, 05/15/14[b]	161,020,000	178,717,703
6.00%, 08/15/09[b]	417,490,000	444,021,473

		2,481,540,731

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $6,512,138,504)		6,641,485,683

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 69.71%

MONEY MARKET FUNDS – 69.71%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
3.57%[e,f]	3,167,940,324	$3,167,940,324
BGI Cash Premier Fund LLC
3.63%[e,f,g]	2,772,373,928	2,772,373,928

		5,940,314,252

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,940,314,252)		5,940,314,252

TOTAL INVESTMENTS IN SECURITIES – 173.65% (Cost: $14,657,598,527)		14,797,579,149

Other Assets, Less Liabilities – (73.65)%		(6,275,970,544)

NET ASSETS – 100.00%		$8,521,608,605

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Investments are denominated in U.S. dollars.
[d]	To–be–announced (TBA). See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven–day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.26%

ADVERTISING – 1.42%
R.H. Donnelley Corp.
8.88%, 10/15/17[a]	$7,400,000	$5,002,400

		5,002,400

AEROSPACE & DEFENSE – 2.07%
L-3 Communications Corp.
6.38%, 10/15/15	7,400,000	7,316,750

		7,316,750

AUTO MANUFACTURERS – 1.76%
General Motors Corp.
7.13%, 07/15/13[b]	7,400,000	6,199,251

		6,199,251

AUTO PARTS & EQUIPMENT – 1.84%
Lear Corp.
8.75%, 12/01/16	7,400,000	6,478,330

		6,478,330

BEVERAGES – 2.02%
Constellation Brands Inc.
7.25%, 05/15/17	7,400,000	7,113,250

		7,113,250

COAL – 4.20%
Massey Energy Co.
6.88%, 12/15/13	7,585,000	7,226,482
Peabody Energy Corp.
7.38%, 11/01/16	7,400,000	7,592,153

		14,818,635

COMMERCIAL SERVICES – 4.06%
ARAMARK Corp.
8.50%, 02/01/15	7,400,000	7,270,500
Hertz Corp. (The)
8.88%, 01/01/14	7,400,000	7,039,373

		14,309,873

COMPUTERS – 2.22%
SunGard Data Systems Inc.
9.13%, 08/15/13	7,770,000	7,844,333

		7,844,333

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 3.26%
Ford Motor Credit Co.
7.80%, 06/01/12	$7,585,000	$6,529,421
Idearc Inc.
8.00%, 11/15/16	7,400,000	4,951,710

		11,481,131

ELECTRIC – 10.42%
AES Corp. (The)
8.00%, 10/15/17	7,400,000	7,498,790
Edison Mission Energy
7.00%, 05/15/17	7,585,000	7,471,225
Mirant North America LLC
7.38%, 12/31/13	7,400,000	7,437,000
NRG Energy Inc.
7.38%, 02/01/16	7,400,000	7,116,333
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15[a]	7,400,000	7,235,165

		36,758,513

ELECTRONICS – 1.94%
NXP BV / NXP Funding LLC
7.88%, 10/15/14	7,585,000	6,842,429

		6,842,429

ENTERTAINMENT – 1.08%
Tropicana Entertainment LLC
9.63%, 12/15/14[b]	7,585,000	3,814,117

		3,814,117

ENVIRONMENTAL CONTROL – 2.03%
Allied Waste North America Inc.
6.88%, 06/01/17	7,400,000	7,141,000

		7,141,000

FOREST PRODUCTS & PAPER – 1.96%
Georgia-Pacific Corp.
7.13%, 01/15/17[a]	7,400,000	6,900,500

		6,900,500

HEALTH CARE-SERVICES – 8.34%
Community Health Systems Inc.
8.88%, 07/15/15	7,585,000	7,454,665
DaVita Inc.
7.25%, 03/15/15	7,400,000	7,353,750

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2008

Security	Principal	Value
HCA Inc.
9.25%, 11/15/16	$7,400,000	$7,620,520
Tenet Healthcare Corp.
9.88%, 07/01/14	7,400,000	6,963,371

		29,392,306

LODGING – 3.84%
Harrah’s Operating Co. Inc.
10.75%, 02/01/16	7,400,000	6,597,100
MGM MIRAGE
7.50%, 06/01/16	7,400,000	6,928,250

		13,525,350

MACHINERY – 4.27%
Case New Holland Inc.
7.13%, 03/01/14	7,585,000	7,556,556
Terex Corp.
8.00%, 11/15/17	7,585,000	7,499,669

		15,056,225

MEDIA – 8.93%
Cablevision Systems Corp.
8.00%, 04/15/12	7,400,000	7,079,333
CCH I LLC
11.00%, 10/01/15	7,400,000	5,181,480
EchoStar DBS Corp.
7.13%, 02/01/16	7,400,000	7,276,667
TL Acquisitions Inc.
10.50%, 01/15/15[a]	7,585,000	6,693,383
Umbrella Acquisition Inc.
9.75%, 03/15/15[a,b]	7,400,000	5,275,460

		31,506,323

MINING – 2.21%
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	7,400,000	7,803,917

		7,803,917

OIL & GAS – 4.15%
Chesapeake Energy Corp.
6.50%, 08/15/17	7,770,000	7,449,488
Sabine Pass LNG LP
7.50%, 11/30/16	7,400,000	7,167,640

		14,617,128

Security	Principal	Value
PACKAGING & CONTAINERS – 4.07%
Crown Americas LLC
7.75%, 11/15/15	$7,585,000	$7,721,024
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	7,400,000	6,623,000

		14,344,024

PIPELINES – 6.01%
Dynegy Holdings Inc.
7.75%, 06/01/19	7,400,000	6,872,750
El Paso Corp.
7.00%, 06/15/17	7,400,000	7,497,113
Kinder Morgan
Finance Co. ULC
5.70%, 01/05/16	7,400,000	6,835,010

		21,204,873

RETAIL – 3.67%
Dollar General Corp.
10.63%, 07/15/15[a,b]	7,585,000	7,236,090
Rite Aid Corp.
9.50%, 06/15/17	7,400,000	5,712,307

		12,948,397

SEMICONDUCTORS – 1.77%
Freescale Semiconductor Inc.
8.88%, 12/15/14	7,585,000	6,259,142

		6,259,142

SOFTWARE – 1.89%
First Data Corp.
9.88%, 09/24/15[a]	7,770,000	6,662,775

		6,662,775

TELECOMMUNICATIONS – 7.83%
Intelsat Bermuda Ltd.
11.25%, 06/15/16	7,400,000	7,451,060
Level 3 Financing Inc.
9.25%, 11/01/14	7,400,000	5,994,740
West Corp.
9.50%, 10/15/14	7,585,000	6,608,431
Windstream Corp.
8.63%, 08/01/16	7,400,000	7,566,725

		27,620,956

TOTAL CORPORATE BONDS & NOTES (Cost: $361,682,948)		342,961,928

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.52%

MONEY MARKET FUNDS – 5.52%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
3.57%[c,d]	1,387,974	$1,387,974
BGI Cash Premier Fund LLC
3.63%[c,d,e]	18,076,000	18,076,000

		19,463,974

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,463,974)		19,463,974

TOTAL INVESTMENTS IN SECURITIES – 102.78% (Cost: $381,146,922)		362,425,902

Other Assets, Less Liabilities – (2.78)%		(9,789,921)

NET ASSETS – 100.00%		$352,635,981

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.91%

AUTO MANUFACTURERS – 1.00%
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	$31,900,000	$33,494,807

		33,494,807

BANKS – 14.84%
American Express Bank FSB
5.55%, 10/17/12	36,685,000	37,671,238
American Express
Centurion Bank
5.55%, 10/17/12	28,710,000	29,637,866
Bank of America Corp.
5.38%, 09/11/12	30,305,000	31,890,374
5.75%, 12/01/17	31,900,000	33,078,460
Barclays Bank PLC
5.45%, 09/12/12[a]	31,900,000	33,724,191
Capital One Financial Corp.
6.75%, 09/15/17	33,495,000	31,701,989
Credit Suisse New York
6.00%, 02/15/18	9,570,000	9,689,625
Deutsche Bank AG London
5.38%, 10/12/12	31,900,000	33,506,407
6.00%, 09/01/17	33,495,000	35,571,274
HSBC Holdings PLC
6.50%, 09/15/37	33,495,000	31,237,887
Royal Bank of Canada
5.65%, 07/20/11	31,900,000	33,853,982
Wachovia Bank N.A.
6.60%, 01/15/38	32,857,000	31,458,791
Wachovia Corp.
5.30%, 10/15/11	33,495,000	34,771,676
5.75%, 06/15/17	31,900,000	32,216,074
Wells Fargo & Co.
5.25%, 10/23/12	33,495,000	35,121,993
5.63%, 12/11/17	22,330,000	22,979,336

		498,111,163

Security	Principal	Value
COMMERCIAL SERVICES – 2.02%
R.R. Donnelley & Sons Co.
5.63%, 01/15/12	$33,495,000	$33,349,205
Western Union Co.
5.40%, 11/17/11	33,495,000	34,387,414

		67,736,619

COMPUTERS – 1.00%
International Business Machines Corp.
5.70%, 09/14/17	31,900,000	33,466,384

		33,466,384

DIVERSIFIED FINANCIAL SERVICES – 30.03%
American Express Co.
6.15%, 08/28/17	33,495,000	34,223,292
American General
Finance Corp.
6.90%, 12/15/17	33,495,000	33,378,102
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	31,900,000	29,471,444
6.95%, 08/10/12	31,900,000	32,603,041
CIT Group Inc.
7.63%, 11/30/12	31,900,000	31,613,059
Citigroup Inc.
5.50%, 08/27/12	31,900,000	33,406,323
6.00%, 08/15/17	33,495,000	34,541,780
6.13%, 08/25/36	33,495,000	30,403,817
Countrywide Financial Corp.
5.80%, 06/07/12	31,900,000	28,541,061
Credit Suisse USA Inc.
5.50%, 08/16/11	31,900,000	33,410,749
General Electric Capital Corp.
5.25%, 10/19/12	31,900,000	33,178,167
5.63%, 09/15/17	33,495,000	34,442,082
6.15%, 08/07/37	33,495,000	33,290,357
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	31,900,000	33,404,540
6.25%, 09/01/17	31,900,000	33,461,668
6.75%, 10/01/37	33,495,000	30,743,803

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2008

Security	Principal	Value
HSBC Finance Corp.
5.50%, 01/19/16	$23,925,000	$23,438,300
5.90%, 06/19/12	31,900,000	32,631,003
IBM International Group Capital LLC
5.05%, 10/22/12	33,495,000	35,063,153
International Lease Finance Corp.
5.30%, 05/01/12	31,900,000	32,366,488
JP Morgan Chase Capital XXV
6.80%, 10/01/37	33,495,000	31,059,599
JPMorgan Chase & Co.
5.38%, 10/01/12	31,900,000	33,545,589
6.00%, 01/15/18	31,900,000	32,977,994
Lehman Brothers Holdings Inc.
6.20%, 09/26/14	31,900,000	33,094,661
6.50%, 07/19/17	33,495,000	33,492,910
6.88%, 07/17/37	33,495,000	31,414,387
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	31,900,000	32,983,850
6.40%, 08/28/17	33,495,000	33,752,889
Morgan Stanley
5.63%, 01/09/12	33,495,000	34,702,833
5.95%, 12/28/17	31,900,000	31,562,575
Toyota Motor Credit Corp.
5.45%, 05/18/11	33,495,000	35,602,709

		1,007,802,225

ELECTRIC – 0.98%
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	33,495,000	33,050,189

		33,050,189

HEALTH CARE – PRODUCTS - 3.19%
Johnson & Johnson
5.15%, 08/15/12	33,495,000	36,309,939
5.55%, 08/15/17	33,495,000	36,529,052
5.95%, 08/15/37	31,900,000	34,423,001

		107,261,992

Security	Principal	Value
HEALTH CARE – SERVICES – 4.38%
UnitedHealth Group Inc.
5.25%, 03/15/11	$33,495,000	$34,639,001
6.00%, 02/15/18	31,900,000	32,152,010
6.88%, 02/15/38	17,545,000	17,237,962
WellPoint Inc.
5.88%, 06/15/17	31,900,000	32,566,710
6.38%, 06/15/37	31,900,000	30,317,507

		146,913,190

MEDIA – 7.61%
Comcast Corp.
6.30%, 11/15/17	31,900,000	32,602,387
6.95%, 08/15/37	33,495,000	33,759,076
Time Warner Cable Inc.
5.40%, 07/02/12	25,520,000	25,886,836
5.85%, 05/01/17	31,900,000	31,512,035
6.55%, 05/01/37	33,495,000	32,966,265
Time Warner Inc.
5.50%, 11/15/11	33,495,000	33,588,451
Viacom Inc.
5.75%, 04/30/11	31,900,000	32,415,131
6.88%, 04/30/36	33,495,000	32,713,529

		255,443,710

MINING – 2.00%
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12	33,495,000	34,638,957
5.40%, 03/29/17	33,495,000	32,610,618

		67,249,575

OIL & GAS – 5.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16	33,495,000	34,462,996
6.45%, 09/15/36	33,495,000	32,822,022
Canadian Natural
Resources Ltd.
6.25%, 03/15/38	15,950,000	14,747,610
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	31,900,000	33,840,233
Shell International Finance BV
5.63%, 06/27/11	33,495,000	36,215,626
Valero Energy Corp.
6.63%, 06/15/37	33,495,000	32,463,890

		184,552,377

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2008

Security	Principal	Value
PHARMACEUTICALS – 7.06%
Abbott Laboratories
5.15%, 11/30/12	$31,900,000	$33,750,095
5.60%, 11/30/17	33,495,000	34,766,283
6.15%, 11/30/37	31,900,000	32,399,198
AstraZeneca PLC
5.40%, 09/15/12	33,495,000	35,596,394
5.90%, 09/15/17	31,900,000	34,126,154
6.45%, 09/15/37	31,900,000	33,947,023
Wyeth
5.95%, 04/01/37	33,495,000	32,410,113

		236,995,260

REAL ESTATE INVESTMENT TRUSTS – 1.84%
iStar Financial Inc.
5.95%, 10/15/13	33,495,000	27,895,969
Simon Property Group LP
5.60%, 09/01/11	33,495,000	33,765,193

		61,661,162

RETAIL – 7.65%
CVS Caremark Corp.
5.75%, 06/01/17	33,495,000	34,575,134
Federated Retail Holdings Inc.
5.35%, 03/15/12	33,495,000	32,315,944
Home Depot Inc.
5.25%, 12/16/13	31,900,000	30,681,024
5.40%, 03/01/16	33,495,000	31,630,081
5.88%, 12/16/36	33,495,000	27,318,150
Wal-Mart Stores Inc.
5.00%, 04/05/12	31,900,000	33,773,034
5.38%, 04/05/17	31,900,000	33,121,373
6.50%, 08/15/37	31,900,000	33,212,415

		256,627,155

SOFTWARE – 1.00%
Fiserv Inc.
6.13%, 11/20/12	31,900,000	33,424,661

		33,424,661

TELECOMMUNICATIONS – 6.82%
AT&T Inc.
4.95%, 01/15/13	31,900,000	32,677,722
5.50%, 02/01/18	33,495,000	33,470,437
6.80%, 05/15/36	31,900,000	33,429,385

Security	Shares or Principal	Value
Embarq Corp.
8.00%, 06/01/36	$17,545,000	$17,219,052
Telecom Italia Capital SA
4.95%, 09/30/14	31,900,000	30,203,430
7.20%, 07/18/36	33,495,000	34,078,064
Verizon Communications Inc.
4.35%, 02/15/13	33,495,000	33,644,053
6.40%, 02/15/38	14,355,000	14,370,791

		229,092,934

TRANSPORTATION – 0.99%
United Parcel Service Inc.
4.50%, 01/15/13	31,900,000	33,206,465

		33,206,465

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,283,535,721)		3,286,089,868

SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.57%,a,b	17,720,899	17,720,899

		17,720,899

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,720,899)		17,720,899

TOTAL INVESTMENTS IN SECURITIES – 98.44% (Cost: $3,301,256,620)		3,303,810,767

Other Assets, Less Liabilities — 1.56%		52,508,989

NET ASSETS – 100.00%		$3,356,319,756

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 29, 2008

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 88.38%
ARGENTINA – 3.02%
Argentina (Republic of)
1.33%, 12/31/38[b]	$1,200,000	$464,400
8.28%, 12/31 /33[c]	853,903	752,288

		1,216,688

BRAZIL – 10.07%
Brazil (Republic of)
7.13%, 01/20/37	1,240,000	1,339,200
8.00%, 01/15/18	1,280,000	1,449,600
10.13%, 05/15/27	560,000	785,400
11.00%, 08/17/40	360,000	483,840

		4,058,040

BULGARIA – 1.17%
Bulgaria (Republic of)
8.25%, 01/15/15	400,000	472,000

		472,000

CHILE – 1.37%
Chile (Republic of)
5.50%, 01/15/13	520,000	551,766

		551,766

COLOMBIA – 4.69%
Colombia (Republic of)
7.38%, 01/27/17	1,720,000	1,892,860

		1,892,860

ECUADOR – 1.65%
Ecuador (Republic of)
10.00%, 08/15/30	680,000	666,400

		666,400

EGYPT – 1.54%
Egypt (Republic of)
8.75%, 07/11/11	560,000	618,800

		618,800

EL SALVADOR – 0.85%
El Salvador (Republic of)
7.65%, 06/15/35	320,000	344,000

		344,000

Security	Principal	Value
INDONESIA – 4.02%
Indonesia (Republic of)
6.63%, 02/17/37	$400,000	$372,000
6.88%, 03/09/17	1,200,000	1,248,000

		1,620,000

IRAQ – 1.81%
Iraq (Republic of)
5.80%, 01/15/28	1,000,000	731,250

		731,250

MALAYSIA – 3.93%
Malaysia Government
7.50%, 07/15/11	1,400,000	1,583,570

		1,583,570

MEXICO – 6.96%
United Mexican States
5.63%, 01/15/17	1,240,000	1,291,460
6.05%, 01/11/40	240,000	237,000
6.75%, 09/27/34	1,160,000	1,276,000

		2,804,460

PANAMA – 1.30%
Panama (Republic of)
6.70%, 01/26/36	520,000	523,900

		523,900

PERU – 4.60%
Peru (Republic of)
8.38%, 05/03/16	1,560,000	1,856,400

		1,856,400

PHILIPPINES – 7.98%
Philippines (Republic of)
6.38%, 01/15/32	1,760,000	1,696,200
8.00%, 01/15/16	960,000	1,084,800
8.38%, 02/15/11	400,000	436,500

		3,217,500

RUSSIA – 12.13%
Russian Federation
7.50%, 03/31/30	4,276,800	4,891,590

		4,891,590

SOUTH AFRICA – 3.98%
South Africa (Republic of)
7.38%, 04/25/12	1,480,000	1,603,950

		1,603,950

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 29, 2008

Security	Principal	Value
TURKEY – 7.83%
Turkey (Republic of)
6.88%, 03/17/36	$1,720,000	$1,586,700
7.25%, 03/15/15	1,480,000	1,570,650

		3,157,350

UKRAINE – 1.90%
Ukraine Government
7.65%, 06/11/13	720,000	766,800

		766,800

URUGUAY – 3.06%
Uruguay (Republic of)
7.63%, 03/21/36	1,200,000	1,233,600

		1,233,600

VENEZUELA – 4.52%
Venezuela (Republic of)
5.75%, 02/26/16	880,000	721,600
9.25%, 09/15/27	1,120,000	1,102,080

		1,823,680

TOTAL SOVEREIGN BONDS & NOTES (Cost: $35,573,987)		35,634,604

QUASI-SOVEREIGN BONDS & NOTES[a] – 9.14%

CHINA – 2.87%
China Development Bank
5.00%, 10/15/15	1,160,000	1,157,702

		1,157,702

MALAYSIA – 2.88%
Petronas Capital Ltd.
7.00%, 05/22/12	1,040,000	1,162,803

		1,162,803

MEXICO – 1.84%
Pemex Project Funding
Master Trust
6.63%, 06/15/35	720,000	741,600

		741,600

VENEZUELA – 1.55%
Petroleos de Venezuela SA
5.38%, 04/12/27	1,040,000	624,000

		624,000

TOTAL QUASI-SOVEREIGN BONDS & NOTES (Cost: $3,642,611)		3,686,105

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.40%

MONEY MARKET FUNDS – 0.40%
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares 3.57%[d,e]

	159,869	$159,869

		159,869

TOTAL SHORT-TERM INVESTMENTS (Cost: $159,869)		159,869

TOTAL INVESTMENTS IN SECURITIES – 97.92% (Cost: $39,376,467)		39,480,578

Other Assets, Less Liabilities – 2.08%		838,118

NET ASSETS – 100.00%		$40,318,696

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2008

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$289,459,082	$168,042,426	$58,630,469	$150,000,597
Affiliated issuers (Note 2)	2,100,772	1,474,287	157,254	63,196,769

Total cost of investments	$291,559,854	$169,516,713	$58,787,723	$213,197,366

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$294,593,678	$170,657,715	$59,455,384	$155,739,618
Affiliated issuers (Note 2)	2,100,772	1,474,287	157,254	63,196,769

Total value of investments	296,694,450	172,132,002	59,612,638	218,936,387
Receivables:
Investment securities sold	7,429,590	304,640	–	99,960
Interest	4,016,337	2,488,381	927,938	1,439,633
Capital shares sold	52,945	128,671	51,392	797,647

Total Assets	308,193,322	175,053,694	60,591,968	221,273,627

LIABILITIES
Payables:
Investment securities purchased	8,044,479	1,322,782	90,613	4,594,287
Collateral for securities on loan (Note 5)	1,144,500	142,400	–	59,157,710
Investment advisory fees (Note 2)	44,143	24,221	7,925	21,960

Total Liabilities	9,233,122	1,489,403	98,538	63,773,957

NET ASSETS	$298,960,200	$173,564,291	$60,493,430	$157,499,670

Net assets consist of:
Paid-in capital	$293,127,874	$170,731,413	$59,613,501	$151,313,454
Undistributed net investment income	759,159	393,795	182,150	540,903
Accumulated net realized loss	(61,429)	(176,206)	(127,136)	(93,708)
Net unrealized appreciation	5,134,596	2,615,289	824,915	5,739,021

NET ASSETS	$298,960,200	$173,564,291	$60,493,430	$157,499,670

Shares outstanding[b]	2,900,000	1,700,000	600,000	1,500,000

Net asset value per share	$103.09	$102.10	$100.82	$105.00

[a]	Securities on loan with market values of $1,104,508, $136,000, $- and $57,990,721, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2008

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund	Aggregate Bond Fund	$ High Yield Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$50,046,221	$384,299,659	$8,717,284,275	$361,682,948
Affiliated issuers (Note 2)	16,975,872	353,925,184	5,940,314,252	19,463,974

Total cost of investments	$67,022,093	$738,224,843	$14,657,598,527	$381,146,922

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$51,484,896	$385,598,354	$8,857,264,897	$342,961,928
Affiliated issuers (Note 2)	16,975,872	353,925,184	5,940,314,252	19,463,974

Total value of investments	68,460,768	739,523,538	14,797,579,149	362,425,902
Receivables:
Investment securities sold	–	13,399	70,210,132	6,986,833
Interest	543,677	1,560,127	84,837,535	7,945,453
Capital shares sold	136,485	40,810,723	19,422,591	–

Total Assets	69,140,930	781,907,787	14,972,049,407	377,358,188

LIABILITIES
Payables:
Investment securities purchased	524,169	380,594,047	3,676,752,041	6,517,349
Collateral for securities on loan (Note 5)	16,458,404	–	2,772,373,928	18,076,000
Investment advisory fees (Note 2)	6,549	54,827	1,314,833	128,858

Total Liabilities	16,989,122	380,648,874	6,450,440,802	24,722,207

NET ASSETS	$52,151,808	$401,258,913	$8,521,608,605	$352,635,981

Net assets consist of:
Paid-in capital	$50,604,253	$394,966,362	$8,327,425,460	$370,768,264
Undistributed net investment income	157,204	733,666	35,451,852	1,446,764
Undistributed net realized gain (accumulated net realized loss)	(48,324)	4,260,190	18,750,671	(858,027)
Net unrealized appreciation (depreciation)	1,438,675	1,298,695	139,980,622	(18,721,020)

NET ASSETS	$52,151,808	$401,258,913	$8,521,608,605	$352,635,981

Shares outstanding[b]	500,000	3,900,000	83,000,000	3,700,000

Net asset value per share	$104.30	$102.89	$102.67	$95.31

[a]	Securities on loan with market values of $16,139,696, $-, $2,712,947,882 and $17,003,682, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2008

	iShares iBoxx	iShares
	$ Investment Grade Corporate Bond Fund	JPMorgan USD Emerging Markets Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,250,000,947	$39,216,598
Affiliated issuers (Note 2)	51,255,673	159,869

Total cost of investments	$3,301,256,620	$39,376,467

Investments in securities, at value (Note 1):
Unaffiliated issuers	$3,252,365,677	$39,320,709
Affiliated issuers (Note 2)	51,445,090	159,869

Total value of investments	3,303,810,767	39,480,578
Receivables:
Investment securities sold	142,380,194	1,504,236
Interest	52,785,187	730,874
Capital shares sold	–	145,787

Total Assets	3,498,976,148	41,861,475

LIABILITIES
Payables:
Investment securities purchased	142,258,564	1,534,718
Investment advisory fees (Note 2)	397,828	8,061

Total Liabilities	142,656,392	1,542,779

NET ASSETS	$3,356,319,756	$40,318,696

Net assets consist of:
Paid-in capital	$3,468,479,262	$40,149,870
Undistributed net investment income	14,154,533	74,905
Accumulated net realized loss	(128,868,186)	(10,190)
Net unrealized appreciation	2,554,147	104,111

NET ASSETS	$3,356,319,756	$40,318,696

Shares outstanding[a]	31,900,000	400,000

Net asset value per share	$105.21	$100.80

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2008

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$6,010,074	$3,079,089	$2,116,184	$3,910,174
Interest from affiliated issuers (Note 2)	24,728	16,058	12,968	34,127
Securities lending income from unaffiliated issuers	–	6	10	1,601
Securities lending income from affiliated issuers (Note 2)	2,985	303	51	130,819

Total investment income	6,037,787	3,095,456	2,129,213	4,076,721

EXPENSES
Investment advisory fees (Note 2)	245,381	118,753	76,284	164,713

Total expenses	245,381	118,753	76,284	164,713

Net investment income	5,792,406	2,976,703	2,052,929	3,912,008

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(65,560)	(162,863)	(107,920)	(89,870)
In-kind redemptions	333,792	–	–	–

Net realized gain (loss)	268,232	(162,863)	(107,920)	(89,870)

Net change in unrealized appreciation (depreciation)	5,090,219	2,517,545	693,624	5,667,476

Net realized and unrealized gain	5,358,451	2,354,682	585,704	5,577,606

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,150,857	$5,331,385	$2,638,633	$9,489,614

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2008

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund[a]	Aggregate Bond Fund	$ High Yield Corporate Bond Fund[b]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,931,362	$323,258	$216,387,167	$11,736,752
Interest from affiliated issuers (Note 2)	7,926	4,257,120	120,934,757	66,990
Securities lending income from unaffiliated issuers	1,095	–	126,265	–
Securities lending income from affiliated issuers (Note 2)	39,673	–	5,620,506	62,111

Total investment income	1,980,056	4,580,378	343,068,695	11,865,853

EXPENSES
Investment advisory fees (Note 2)	77,155	246,955	13,566,068	708,678

Total expenses	77,155	246,955	13,566,068	708,678

Net investment income	1,902,901	4,333,423	329,502,627	11,157,175

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(32,979)	4,731,320	69,118,495	(861,304)
In-kind redemptions	(155,857)	–	422,713	(371,164)

Net realized gain (loss)	(188,836)	4,731,320	69,541,208	(1,232,468)

Net change in unrealized appreciation (depreciation)	1,332,294	1,298,695	124,613,164	(18,721,020)

Net realized and unrealized gain (loss)	1,143,458	6,030,015	194,154,372	(19,953,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,046,359	$10,363,438	$523,656,999	$(8,796,313)

[a]	For the period from March 13, 2007 (commencement of operations) to February 29, 2008.
[b]	For the period from April 4, 2007 (commencement of operations) to February 29, 2008.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2008

	iShares iBoxx	iShares
	$ Investment Grade Corporate Bond Fund	JPMorgan USD Emerging Markets Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$171,750,870	$153,068
Interest from affiliated issuers (Note 2)	801,353	1,067
Securities lending income from affiliated issuers (Note 2)	41	–

Total investment income	172,552,264	154,135

EXPENSES
Investment advisory fees (Note 2)	4,569,645	15,517

Total expenses	4,569,645	15,517

Net investment income	167,982,619	138,618

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(44,123,076)	(10,191)
In-kind redemptions	(236,912)	–

Net realized loss	(44,359,988)	(10,191)

Net change in unrealized appreciation (depreciation)	(34,312,656)	104,111

Net realized and unrealized gain (loss)	(78,672,644)	93,920

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,309,975	$232,538

[a]	For the period from December 17, 2007 (commencement of operations) to February 29, 2008.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Credit Bond Fund		iShares Lehman Intermediate Credit Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,792,406	$164,075	$2,976,703	$179,436
Net realized gain (loss)	268,232	(7,600)	(162,863)	(62,664)
Net change in unrealized appreciation (depreciation)	5,090,219	44,377	2,517,545	97,744

Net increase in net assets resulting from operations	11,150,857	200,852	5,331,385	214,516

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,140,705)	(57,180)	(2,703,359)	(58,639)

Total distributions to shareholders	(5,140,705)	(57,180)	(2,703,359)	(58,639)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	283,084,279	30,027,794	150,703,162	30,046,668
Cost of shares redeemed	(10,286,121)	(10,019,576)	–	(9,969,442)

Net increase in net assets from capital share transactions	272,798,158	20,008,218	150,703,162	20,077,226

INCREASE IN NET ASSETS	278,808,310	20,151,890	153,331,188	20,233,103

NET ASSETS
Beginning of period	20,151,890	–	20,233,103	–

End of period	$298,960,200	$20,151,890	$173,564,291	$20,233,103

Undistributed net investment income included in net assets at end of period	$759,159	$106,895	$393,795	$120,696

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	300,000	1,500,000	300,000
Shares redeemed	(100,000)	(100,000)	–	(100,000)

Net increase in shares outstanding	2,700,000	200,000	1,500,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Credit Bond Fund		iShares Lehman Intermediate Government/Credit Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,052,929	$183,989	$3,912,008	$162,925
Net realized loss	(107,920)	(46,061)	(89,870)	(33,181)
Net change in unrealized appreciation (depreciation)	693,624	131,291	5,667,476	71,545

Net increase in net assets resulting from operations	2,638,633	269,219	9,489,614	201,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,993,944)	(59,763)	(3,477,600)	(55,197)

Total distributions to shareholders	(1,993,944)	(59,763)	(3,477,600)	(55,197)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,498,768	30,152,226	131,326,320	29,992,367
Cost of shares redeemed	–	(10,011,709)	–	(9,977,123)

Net increase in net assets from capital share transactions	39,498,768	20,140,517	131,326,320	20,015,244

INCREASE IN NET ASSETS	40,143,457	20,349,973	137,338,334	20,161,336

NET ASSETS
Beginning of period	20,349,973	–	20,161,336	–

End of period	$60,493,430	$20,349,973	$157,499,670	$20,161,336

Undistributed net investment income included in net assets at end of period	$182,150	$124,153	$540,903	$107,685

SHARES ISSUED AND REDEEMED
Shares sold	400,000	300,000	1,300,000	300,000
Shares redeemed	–	(100,000)	–	(100,000)

Net increase in shares outstanding	400,000	200,000	1,300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Government/Credit Bond Fund		iShares Lehman MBS Bond Fund
	Year ended February 29, 2008	Period from January 5, 2007[a] to February 28, 2007	Period from March 13, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,902,901	$205,356	$4,333,423
Net realized gain (loss)	(188,836)	63,064	4,731,320
Net change in unrealized appreciation (depreciation)	1,332,294	106,381	1,298,695

Net increase in net assets resulting from operations	3,046,359	374,801	10,363,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,872,787)	(76,298)	(4,070,887)

Total distributions to shareholders	(1,872,787)	(76,298)	(4,070,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	99,876,594	30,051,296	405,034,290
Cost of shares redeemed	(69,131,557)	(10,116,600)	(10,067,928)

Net increase in net assets from capital share transactions	30,745,037	19,934,696	394,966,362

INCREASE IN NET ASSETS	31,918,609	20,233,199	401,258,913

NET ASSETS
Beginning of period	20,233,199	—	—

End of period	$52,151,808	$20,233,199	$401,258,913

Undistributed net investment income included in net assets at end of period	$157,204	$128,879	$733,666

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	300,000	4,000,000
Shares redeemed	(700,000)	(100,000)	(100,000)

Net increase in shares outstanding	300,000	200,000	3,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Aggregate Bond Fund		iShares iBoxx $ High Yield Corporate Bond Fund
	Year ended February 29, 2008	Year ended February 28, 2007	Period from April 4, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$329,502,627	$192,342,544	$11,157,175
Net realized gain (loss)	69,541,208	1,310,436	(1,232,468)
Net change in unrealized appreciation (depreciation)	124,613,164	38,651,909	(18,721,020)

Net increase (decrease) in net assets resulting from operations	523,656,999	232,304,889	(8,796,313)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(329,728,248)	(188,178,271)	(9,707,907)

Total distributions to shareholders	(329,728,248)	(188,178,271)	(9,707,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,950,889,922	2,259,945,036	420,099,795
Cost of shares redeemed	(20,033,703)	(49,792,479)	(48,959,594)

Net increase in net assets from capital share transactions	2,930,856,219	2,210,152,557	371,140,201

INCREASE IN NET ASSETS	3,124,784,970	2,254,279,175	352,635,981

NET ASSETS
Beginning of period	5,396,823,635	3,142,544,460	–

End of period	$8,521,608,605	$5,396,823,635	$352,635,981

Undistributed net investment income included in net assets at end of period	$35,451,852	$23,323,081	$1,446,764

SHARES ISSUED AND REDEEMED
Shares sold	29,500,000	22,800,000	4,200,000
Shares redeemed	(200,000)	(500,000)	(500,000)

Net increase in shares outstanding	29,300,000	22,300,000	3,700,000

[a]	Commencement of operations.

See notes to financial statements.

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ Investment Grade Corporate Bond Fund		iShares JPMorgan USD Emerging Markets Bond Fund
	Year ended February 29, 2008	Year ended February 28, 2007	Period from December 17, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$167,982,619	$133,611,469	$138,618
Net realized loss	(44,359,988)	(58,384,026)	(10,191)
Net change in unrealized appreciation (depreciation)	(34,312,656)	83,392,049	104,111

Net increase in net assets resulting from operations	89,309,975	158,619,492	232,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(165,986,913)	(130,100,158)	(63,713)

Total distributions to shareholders	(165,986,913)	(130,100,158)	(63,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	663,689,093	475,037,781	40,149,871
Cost of shares redeemed	(103,598,250)	(32,029,595)	–

Net increase in net assets from capital share transactions	560,090,843	443,008,186	40,149,871

INCREASE IN NET ASSETS	483,413,905	471,527,520	40,318,696

NET ASSETS
Beginning of period	2,872,905,851	2,401,378,331	–

End of period	$3,356,319,756	$2,872,905,851	$40,318,696

Undistributed net investment income included in net assets at end of period	$14,154,533	$12,935,073	$74,905

SHARES ISSUED AND REDEEMED
Shares sold	6,300,000	4,500,000	400,000
Shares redeemed	(1,000,000)	(300,000)	–

Net increase in shares outstanding	5,300,000	4,200,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Credit Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$100.76	$100.08

Income from investment operations:
Net investment income[b]	4.77	0.69
Net realized and unrealized gain[c]	2.27	0.28

Total from investment operations	7.04	0.97

Less distributions from:
Net investment income	(4.71)	(0.29)

Total distributions	(4.71)	(0.29)

Net asset value, end of period	$103.09	$100.76

Total return	7.21%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,960	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.72%	4.67%
Portfolio turnover rate[f]	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Intermediate Credit Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$101.17	$100.19

Income from investment operations:
Net investment income[b]	5.03	0.76
Net realized and unrealized gain[c]	1.04	0.51

Total from investment operations	6.07	1.27

Less distributions from:
Net investment income	(5.14)	(0.29)

Total distributions	(5.14)	(0.29)

Net asset value, end of period	$102.10	$101.17

Total return	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.01%	5.16%
Portfolio turnover rate[f]	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Credit Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$101.75	$100.57

Income from investment operations:
Net investment income[b]	5.36	0.83
Net realized and unrealized gain (loss)[c]	(0.97)	0.65

Total from investment operations	4.39	1.48

Less distributions from:
Net investment income	(5.32)	(0.30)

Total distributions	(5.32)	(0.30)

Net asset value, end of period	$100.82	$101.75

Total return	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.38%	5.58%
Portfolio turnover rate[f]	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERs

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Intermediate Government/Credit Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$100.81	$100.00

Income from investment operations:
Net investment income[b]	4.82	0.69
Net realized and unrealized gain[c]	4.02	0.40

Total from investment operations	8.84	1.09

Less distributions from:
Net investment income	(4.65)	(0.28)

Total distributions	(4.65)	(0.28)

Net asset value, end of period	$105.00	$100.81

Total return	9.07%	1.09% [d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.75%	4.65%
Portfolio turnover rate[f]	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Government/Credit Bond Fund
	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$101.17	$100.23

Income from investment operations:
Net investment income[b]	4.95	0.72
Net realized and unrealized gain[c]	3.06	0.47

Total from investment operations	8.01	1.19

Less distributions from:
Net investment income	(4.88)	(0.25)

Total distributions	(4.88)	(0.25)

Net asset value, end of period	$104.30	$101.17

Total return	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.93%	4.84%
Portfolio turnover rate[f]	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Lehman MBS Bond Fund
Period from Mar. 13, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$100.96

Income from investment operations:
Net investment income[b]	4.28
Net realized and unrealized gain[c]	1.99

Total from investment operations	6.27

Less distributions from:
Net investment income	(4.34)

Total distributions	(4.34)

Net asset value, end of period	$102.89

Total return	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$401,259
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	4.39%
Portfolio turnover rate[f,g]	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate includes to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$100.50	$100.08	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	4.86 [b]	4.71 [b]	3.83	3.73	1.12
Net realized and unrealized gain (loss)[c]	2.25	0.41	(1.32)	(1.62)	2.34

Total from investment operations	7.11	5.12	2.51	2.11	3.46

Less distributions from:
Net investment income	(4.94)	(4.70)	(4.15)	(3.57)	(1.20)

Total distributions	(4.94)	(4.70)	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$102.67	$100.50	$100.08	$101.72	$103.18

Total return	7.32%	5.31%	2.53%	2.11%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,521,609	$5,396,824	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.86%	4.76%	3.89%	2.90%	2.47%
Portfolio turnover rate[f,g]	458%	483%	456%	457%	165%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBoxx $ High Yield Corporate Bond Fund
Period from Apr. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$103.03

Income from investment operations:
Net investment income[b]	7.02
Net realized and unrealized loss[c]	(8.81)

Total from investment operations	(1.79)

Less distributions from:
Net investment income	(5.93)

Total distributions	(5.93)

Net asset value, end of period	$95.31

Total return	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$352,636
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	7.87%
Portfolio turnover rate[f]	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004
Net asset value, beginning of year	$108.00	$107.20	$111.08	$112.78	$110.46

Income from investment operations:
Net investment income	5.79 [a]	5.54 [a]	5.15	5.18	5.35
Net realized and unrealized gain (loss)[b]	(2.83)	0.68	(3.92)	(1.70)	2.44

Total from investment operations	2.96	6.22	1.23	3.48	7.79

Less distributions from:
Net investment income	(5.75)	(5.42)	(5.11)	(5.18)	(5.38)
Net realized gain	–	–	–	–	(0.09)[c]

Total distributions	(5.75)	(5.42)	(5.11)	(5.18)	(5.47)

Net asset value, end of year	$105.21	$108.00	$107.20	$111.08	$112.78

Total return	3.04%	6.03%	1.12%	3.24%	7.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,356,320	$2,872,906	$2,401,378	$2,554,918	$2,492,441
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	5.51%	5.26%	4.75%	4.71%	4.83%
Portfolio turnover rate[d]	95%	89%	71%	32%	0%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares JPMorgan USD Emerging Markets Bond Fund
Period from Dec. 17, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$100.32

Income from investment operations:
Net investment income[b]	1.09
Net realized and unrealized gain[c]	0.03

Total from investment operations	1.12

Less distributions from:
Net investment income	(0.64)

Total distributions	(0.64)

Net asset value, end of period	$100.80

Total return	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,319
Ratio of expenses to average net assets[e]	0.60%
Ratio of net investment income to average net assets[e]	5.36%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Bond Fund (formerly known as the iShares Lehman MBS Fixed-Rate Bond Fund), iShares Lehman Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund (each, a “Fund,” collectively, the “Funds”) . The iShares Lehman MBS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund commenced operations on March 13, 2007, April 4, 2007 and December 17, 2007, respectively.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Lehman Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 29, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Lehman 1-3 Year Credit	$754,570	$5,125,193	$(47,437)	$5,832,326
Lehman Intermediate Credit	386,443	2,534,125	(87,690)	2,832,878
Lehman Credit	177,375	799,885	(97,331)	879,929
Lehman Intermediate Government/Credit	462,377	5,758,543	(34,704)	6,186,216
Lehman Government/Credit	138,845	1,450,571	(41,861)	1,547,555
Lehman MBS	733,666	5,604,295	(45,410)	6,292,551
Lehman Aggregate	31,979,442	198,997,968	(36,794,265)	194,183,145
iBoxx $ High Yield Corporate	1,408,570	(18,682,826)	(858,027)	(18,132,283)
iBoxx $ Investment Grade Corporate	13,927,068	2,708,157	(128,794,731)	(112,159,506)
JPMorgan USD Emerging Markets	74,892	104,124	(10,190)	168,826

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2007, were as follows:

iShares Bond Fund	2008	2007
Lehman 1-3 Year Credit[a]
Distributions paid from:
Ordinary income	$5,140,705	$57,180

Total Distributions	$5,140,705	$57,180

Lehman Intermediate Credit[a]
Distributions paid from:
Ordinary income	$2,703,359	$58,639

Total Distributions	$2,703,359	$58,639

Lehman Credit[a]
Distributions paid from:
Ordinary income	$1,993,944	$59,763

Total Distributions	$1,993,944	$59,763

Lehman Intermediate Government/Credit[a]
Distributions paid from:
Ordinary income	$3,477,600	$55,197

Total Distributions	$3,477,600	$55,197

Lehman Government/Credit[a]
Distributions paid from:
Ordinary income	$1,872,787	$76,298

Total Distributions	$1,872,787	$76,298

Lehman MBS[b]
Distributions paid from:
Ordinary income	$4,070,887	$–

Total Distributions	$4,070,887	$–

Lehman Aggregate
Distributions paid from:
Ordinary income	$329,728,248	$188,178,271

Total Distributions	$329,728,248	$188,178,271

iBoxx $ High Yield Corporate[c]
Distributions paid from:
Ordinary income	$9,707,907	$–

Total Distributions	$9,707,907	$–

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2008	2007
iBoxx $ Investment Grade Corporate
Distributions paid from:
Ordinary income	$165,986,913	$130,100,158

Total Distributions	$165,986,913	$130,100,158

JPMorgan USD Emerging Markets[d]
Distributions paid from:
Ordinary income	$63,713	$–

Total Distributions	$63,713	$–

[a]	Commencement of operations on January 5, 2007.
[b]	Commencement of operations on March 13, 2007.
[c]	Commencement of operations on April 4, 2007.
[d]	Commencement of operations on December 17, 2007.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 29, 2008.

From November 1, 2007 to February 29, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2009, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman Intermediate Credit	$26,472
Lehman Credit	33,615
Lehman Government/Credit	6,747
Lehman MBS	25,669
iBoxx $ High Yield Corporate	193,942
iBoxx $ Investment Grade Corporate	8,826,299
JPMorgan USD Emerging Markets	10,190

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 29, 2008, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Lehman 1-3 Year Credit	$–	$–	$–	$47,437	$47,437
Lehman Intermediate Credit	–	–	–	61,218	61,218
Lehman Credit	–	–	–	63,716	63,716
Lehman Intermediate Government/Credit	–	–	–	34,704	34,704
Lehman Government/Credit	–	–	–	35,114	35,114
Lehman MBS	–	–	–	19,741	19,741
Lehman Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	36,794,265
iBoxx $ High Yield Corporate	–	–	–	664,085	664,085
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	39,603,772	119,968,432

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 29, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 29, 2008 are disclosed in the Funds’ Statements of Operations.

As of February 29, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1-3 Year Credit	$291,569,257	$5,450,638	$(325,445)	$5,125,193
Lehman Intermediate Credit	169,597,877	3,371,786	(837,661)	2,534,125
Lehman Credit	58,812,753	1,313,452	(513,567)	799,885
Lehman Intermediate Government/Credit	213,177,844	6,079,217	(320,674)	5,758,543
Lehman Government/Credit	67,010,197	1,690,451	(239,880)	1,450,571
Lehman MBS	733,919,243	5,615,645	(11,350)	5,604,295
Lehman Aggregate	14,598,581,181	239,843,461	(40,845,493)	198,997,968
iBoxx $ High Yield Corporate	381,108,728	823,714	(19,506,540)	(18,682,826)
iBoxx $ Investment Grade Corporate	3,301,102,610	54,206,565	(51,498,408)	2,708,157
JPMorgan USD Emerging Markets	39,376,454	249,801	(145,677)	104,124

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Credit	0.20%
Lehman Intermediate Credit	0.20
Lehman Credit	0.20
Lehman Intermediate Government/Credit	0.20
Lehman Government/Credit	0.20

iShares Bond Fund	Investment Advisory Fee
Lehman MBS	0.25%
Lehman Aggregate	0.20
iBoxx $ High Yield Corporate	0.50
iBoxx $ Investment Grade Corporate	0.15
JPMorgan USD Emerging Markets	0.60

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 29, 2008, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Credit	$2,985
Lehman Intermediate Credit	309
Lehman Credit	61
Lehman Intermediate Government/Credit	132,420

iShares Bond Fund	Securities Lending Agent Fees
Lehman Government/Credit	$40,768
Lehman Aggregate	5,746,771
iBoxx $ High Yield Corporate	62,111
iBoxx $ Investment Grade Corporate	41

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended February 29, 2008, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income
Barclays Bank PLC	$–	$31,900	$–	$31,900	$33,724,191	$106,690

As of February 29, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2008 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Credit	$–	$–	$81,600,405	$80,001,940
Lehman Intermediate Credit	–	–	18,546,549	17,251,983
Lehman Credit	–	–	13,493,655	13,107,834
Lehman Intermediate Government/Credit	17,119,918	16,347,747	10,789,180	8,313,581
Lehman Government/Credit	10,195,641	10,687,815	4,308,722	3,175,604
Lehman MBS	1,488,187,557	1,108,628,363	–	–
Lehman Aggregate	32,012,474,994	30,347,909,212	349,682,124	474,718,616
iBoxx $ High Yield Corporate	–	–	87,927,654	85,534,293
iBoxx $ Investment Grade Corporate	–	–	2,839,646,272	2,840,224,739
JPMorgan USD Emerging Markets	–	–	2,058,581	1,751,000

In-kind transactions (See Note 4) for the year ended February 29, 2008 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Credit	$278,035,337	$10,105,386
Lehman Intermediate Credit	147,519,332	–
Lehman Credit	38,733,826	–
Lehman Intermediate Government/Credit	127,599,335	–
Lehman Government/Credit	97,878,281	67,827,382
Lehman Aggregate	1,821,474,347	12,494,810
iBoxx $ High Yield Corporate	408,099,725	47,658,813
iBoxx $ Investment Grade Corporate	651,662,195	101,960,608
JPMorgan USD Emerging Markets	38,928,961	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate and iShares Lehman MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended February 29, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 24, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	97

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2008:

iShares Bond Fund	Interest- Related Dividends

Lehman 1-3 Year Credit	$3,413,765

Lehman Intermediate Credit	1,888,808

Lehman Credit	1,474,884

Lehman Intermediate Government/Credit	2,070,395

Lehman Government/Credit	1,101,055

Lehman MBS	3,596,883

Lehman Aggregate	224,684,554

iBoxx $ High Yield Corporate	8,444,901

iBoxx $ Investment Grade Corporate	137,445,515

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report, except for the iShares JPMorgan USD Emerging Markets Bond Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares JPMorgan USD Emerging Markets Bond Fund is not presented as the Fund commenced operations on December 17, 2007, and did not have a full quarter of information as of December 31, 2007. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	7	3.68%
Between 0.5% and –0.5%	183	96.32

	190	100.00%

iShares Lehman Intermediate Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	37	19.47%
Between 0.5% and –0.5%	153	80.53

	190	100.00%

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	9	4.74%
Greater than 0.5% and Less than 1.0%	67	35.26
Between 0.5% and –0.5%	114	60.00

	190	100.00%

iShares Lehman Intermediate Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	1.58%
Between 0.5% and –0.5%	187	98.42

	190	100.00%

iShares Lehman Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	4.74%
Between 0 5% and –0 5%	180	94.73
Less than -0.5% and Greater than –1.0%	1	0.53

	190	100.00%

iShares Lehman MBS Bond Fund

Period Covered: April 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.53%
Between 0.5% and –0.5%	189	99.47

	190	100.00%

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	45	4.21%
Between 0.5% and –0.5%	1,025	95.79

	1,070	100.00%

iShares iBoxx $ High Yield Corporate Bond Fund

Period Covered: July 1, 2007 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.79%
Greater than 4.5% and Less than 5.0%	1	0.79
Greater than 4.0% and Less than 4.5%	1	0.79
Greater than 3.5% and Less than 4.0%	3	2.36
Greater than 3.0% and Less than 3.5%	14	11.02
Greater than 2.5% and Less than 3.0%	20	15.75
Greater than 2.0% and Less than 2.5%	18	14.17
Greater than 1.5% and Less than 2.0%	10	7.87
Greater than 1.0% and Less than 1.5%	16	12.60
Greater than 0.5% and Less than 1.0%	24	18.89
Between 0.5% and –0.5%	17	13.39
Less than –0.5% and Greater than –1.0%	1	0.79
Less than –1.0%	1	0.79

	127	100.00%

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: January 1, 2003 through December 31, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	7	0.56%
Greater than 0.5% and Less than 1.0%	221	17.58
Between 0.5% and –0.5%	1,023	81.38
Less than –0.5% and Greater than –1.0%	6	0.48

	1,257	100.00%

SUPPLEMENTAL INFORMATION	101

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”) and Barclays Foundry Investment Trust (“BFIT”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (since 2003); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001); Director of BGI Cayman Prime Money Market Fund, Ltd (since 2003).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	103

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director of Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Head of Global Index and Markets Group of BGI (since 2006); Global Head of Securities Lending, BGI (2002-2006).	Trustee (since 2007) of BFIT.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	105

Notes:

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	107

Notes:

108	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	109

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

110	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-070-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 29, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty series of the Registrant for which the fiscal year-end is February 29, 2008 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $200,234 for the fiscal year ended February 28, 2007 and $275,762 for the fiscal year ended February 29, 2008.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2007 and February 29, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $86,370 for the fiscal year ended February 28, 2007 and $127,900 for the fiscal year ended February 29, 2008.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2007 and February 29, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 29, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,522,188 for the fiscal year ended February 28, 2007 and $2,727,015 for the fiscal year ended February 29, 2008.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 17, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 17, 2008